SEC Registration Nos.
Nos. 811-10045 and 333-44064

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 8 XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 11 XX

Calvert Impact Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

_ _ Immediately upon filing	_X_ on January 31, 2006
pursuant to paragraph (b)	pursuant to paragraph (b)

_ _60 days after filing	__ on (date)
pursuant to paragraph (a)	pursuant to paragraph (a)

of Rule 485.


Prospectus

Socially Responsible Funds
Calvert Social Investment Fund (CSIF)
o Balanced Portfolio
o Equity Portfolio
o Enhanced Equity Portfolio
o Bond Portfolio
o Money Market Portfolio
Calvert Social Index Fund
Calvert Large Cap Growth Fund
Calvert Capital Accumulation Fund
Calvert World Values International Equity Fund
Calvert New Vision Small Cap Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund

January 31, 2006

Calvert

Investments that make a difference

A UNIFI Company

=====================================================

PROSPECTUS

January 31, 2006
About the Funds
Investment Objective, Strategy, Principal Risks, Past Performance
2	CSIF Balanced
7	CSIF Equity
11	Calvert Social Index Fund
14	CSIF Enhanced Equity
19	Calvert Large Cap Growth
24	Calvert Capital Accumulation
29	Calvert World Values International Equity
34	Calvert New Vision Small Cap
38	Calvert Small Cap Value
42	Calvert Mid Cap Value
47	CSIF Bond
54	CSIF Money Market
56	Fees and Expenses
71	Principal Investment Strategies and Risks
About Social Investing
80	Investment Selection Process
81	Socially Responsible Investment Criteria
84	High Social Impact Investments
85	Special Equities
85	Manager Discovery Program
86	Shareholder Advocacy and Social Responsibility
About Your Investment
86	About Calvert
87	Advisor, Subadvisors and Portfolio Managers
96	Advisory Fees
97	How to Buy Shares
97	Getting Started
98	Choosing a Share Class
101	Calculation of CDSC/Waiver
102	Reduced Sales Charges (sales load breakpoints/discount)
105	Reinstatement Privilege
105	Distribution and Service Fees
107	Next Step -- Account Application
108	Important -- How Shares are Priced
109	When Your Account Will be Credited
110	Other Calvert Features / Policies
(Exchanges, Market Timing Policy, Minimum Account Balance, etc.)
114	Dividends, Capital Gains and Taxes
116	How to Sell Shares
119	Financial Highlights
151	Exhibit A -- Service Fees and Other Arrangements with Dealers

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

=====================================================

CSIF Balanced

Objective

CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Principal Investment Strategies

The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The equity portion of the Fund is, primarily, a large cap core U.S. domestic portfolio, although it may have other investments, including some foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion reflects an active trading strategy, seeking total return.

Equity investments are selected by the Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The market prices of stocks or bonds decline.

o The individual stocks and bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct.

o For the fixed-income securities held in the Fund, the credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer, where the issuer becomes unable to pay its obligations when due.

o The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

o For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

o The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Balanced Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 1000 Index and the Lehman U.S. Credit Index, widely recognized unmanaged indexes of common stock and bond prices, respectively. It also shows the Fund's returns compared to the Lipper Balanced Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Balanced
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '98	12.42%
Worst Quarter (of periods shown)	Q3 '01	-10.58%

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	10 years
CSIF Balanced Class A:
Return before taxes	0.19%	1.01%	5.26%
Return after taxes on distributions	-0.12%	0.43%	3.49%
Return after taxes on distributions
and sale of Fund shares	0.26%	0.53%	3.63%
Russell 1000 Index	6.27%	1.07%	9.29%
Lehman U.S. Credit Index	1.96%	7.11%	6.46%
Lipper Balanced Funds Average	4.69%	2.67%	7.17%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	Since
			Inception
			(3/31/98)
CSIF Balanced: Class B	-0.86%	0.76%	1.68%
Russell 1000 Index	6.27%	1.07%	3.62%
Lehman U.S. Credit Index	1.96%	7.11%	6.40%
Lipper Balanced Funds Average	4.69%	2.67%	4.00%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
	1 year	5 years	10 years
CSIF Balanced: Class C	3.19%	0.98%	4.68%
Russell 1000 Index	6.27%	1.07%	9.29%
Lehman U.S. Credit Index	1.96%	7.11%	6.46%
Lipper Balanced Funds Average	4.69%	2.67%	7.17%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Equity

Objective

CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. "Equity securities" for purposes of this 80% policy means common stock. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in the common stocks of U.S. large-cap companies, although it may have other investments, including some foreign stocks and mid-cap stocks. The Fund defines large-cap companies as those whose market capitalization falls within the range of the S&P 500 Index. The S&P 500 Index is reconstituted from time to time. The market capitalization range for the S&P 500 Index was $768 million to $370 billion as of December 31, 2005. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $20 billion. The Fund also may purchase stocks outside the S&P 500 Index. Investment returns will be primarily from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

o Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Equity
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '98	26.98%
Worst Quarter (of periods shown)	Q3 '98	-17.56%

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	10 years
CSIF Equity Class A:
Return before taxes	-0.79%	2.09%	9.40%
Return after taxes on distributions	-1.03%	1.92%	8.31%
Return after taxes on distributions
and sale of Fund shares	-0.19%	1.75%	7.73%
S&P 500 Index	4.91%	0.54%	9.07%
Lipper Multi-Cap Core Funds Average	6.59%	1.65%	9.01%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	Since
			Inception
			(3/31/98)
CSIF Equity: Class B	-1.70%	1.99%	5.16%
S&P 500 Index	4.91%	0.54%	3.19%
Lipper Multi-Cap Core Funds Average	6.59%	1.65%	4.46%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	10 years
CSIF Equity: Class C	2.37%	2.24%	8.91%
S&P 500 Index	4.91%	0.54%	9.07%
Lipper Multi-Cap Core Funds Average	6.59%	1.65%	9.01%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Social Index Fund

Objective

Calvert Social Index Fund seeks to match the performance of the Calvert Social IndexTM, which measures the investment return of large- and mid-capitalization stocks.

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. Under normal circumstances, the Fund will invest at least 95% of its net assets (including borrowings for investment purposes) in securities contained in the Index. The Fund will provide shareholders with at least 60 days' notice before changing this policy. Generally, the Fund sells securities only to reflect a change in the Calvert Social Index.

Calvert Social Index

The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2005, the capitalization range of the Index was $808 million to $278 billion, and the weighted average capitalization was $65.4 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2005, there were 618 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1000 largest companies. The Index is also reviewed quarterly to adjust for social criteria and other factors.

The socially responsible criteria are described in the section "Socially Responsible Investment Criteria." Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.

PRINCIPAL RISKS

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

o The stock market or the Calvert Social Index goes down.

o An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly.

o The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Social Index Fund Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Calvert Social Index. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Social Index Fund
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q2 '03	16.13%
Worst Quarter (of periods shown)	Q3 '02	-17.76%

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 year	Since Inception
			(6/30/00)
Calvert Social Index Fund Class A:
Return before taxes	-1.80%	-2.40%	-4.89%
Return after taxes on distributions	-1.91%	-2.53%	-5.03%
Return after taxes on distributions
and sale of Fund shares	-1.02%	-2.08%	-4.14%
Calvert Social Index Fund: Class B	-2.90%	-2.62%	-5.14%
Calvert Social Index Fund: Class C	1.10%	-2.41%	-4.97%
Calvert Social Index	3.92%	-0.69%	-3.29%
Lipper Multi-Cap Core Funds Avg.	6.59%	1.65%	0.89%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Enhanced Equity

Objective

CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests in common stock of U.S. companies that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential for return. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. "Equity securities" for purposes of this 80% policy means common stock. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 Index was approximately $13 billion. As of December 31, 2005, the capitalization range of the Index was $582 million to $370 billion. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $20 billion.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and momentum of market sentiment. These three measures are combined to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-à-vis the Russell 1000 Index. The Subadvisor may choose to sell a security when it no longer appears attractive under this process.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

o The stock market or the Russell 1000 Index goes down.

o The individual stocks in the Fund or the enhanced equity modeling portfolio do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o The Fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted, or endorsed by the Frank Russell Company.

Tracking the Index

The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

CSIF Enhanced Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 1000 Index, a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Large-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Enhanced Equity
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '99	14.59%
Worst Quarter (of periods shown)	Q3 '02	-16.05%

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	Since
			Inception
			(4/15/98)
CSIF Enhanced Equity Class A:
Return before taxes	-0.16%	0.05%	2.80%
Return after taxes on distributions	-0.71%	-0.07%	2.67%
Return after taxes on distributions
and sale of Fund shares	0.47%	0.03%	2.38%
Russell 1000 Index	6.27%	1.07%	3.42%
Lipper Large-Cap Core Funds Avg.	4.86%	-0.93%	*

* For comparison purposes to Lipper, performance as of 4/30/98 is as follows: Class A return before taxes is 3.18%; Class A return after taxes on distributions is 2.81%; Class A return after taxes on distributions and sale of Fund shares is 2.50%; and Lipper Large-Cap Core Funds Average is 2.06%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	Since
			Inception
			(4/15/98)
CSIF Enhanced Equity: Class B	-1.06%	-0.20%	2.34%
Russell 1000 Index	6.27%	1.07%	3.42%
Lipper Large-Cap Core Funds Avg.	4.86%	-0.93%	*

* For comparison purposes to Lipper, performance as of 4/30/98 is as follows: Class B is 2.74%; and Lipper Large-Cap Core Funds Average is 2.06%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	Since
			Inception
			(6/1/98)
CSIF Enhanced Equity: Class C	2.93%	0.00%	2.89%
Russell 1000 Index	6.27%	1.07%	3.86%
Lipper Large-Cap Core Funds Avg.	4.86%	-0.93%	*

* For comparison purposes to Lipper, performance as of 6/30/98 is as follows: Class C is 2.30%; and Lipper Large-Cap Core Funds Average is 2.00%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Large Cap Growth

Objective

Calvert Large Cap Growth seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment and social criteria. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in large cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines "large cap" companies as those whose market capitalization falls within the range of the S&P 500 Index. The S&P 500 Index is reconstituted from time to time. The market capitalization range for the S&P 500 Index was $768 million to $370 billion as of December 31, 2005. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $10 billion. The Fund also may purchase stocks outside the S&P 500 Index. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

As part of a secondary portfolio strategy, the Subadvisor may purchase or sell "traditional" (i.e., exchange-traded) stock index options or futures for purposes of hedging, speculation or leverage. The Subadvisor would use these investments only in its effort to keep the long-term average market risk of the Fund roughly equal to the market itself. For example, when market conditions are favorable in the view of the Subadvisor, the Fund may use options and index futures to increase exposure to the market. When market conditions appear unfavorable, the Fund may use options and index futures to reduce exposure to the market. In this regard, to increase market exposure, the Fund may establish long futures positions and buy call options on stock indices. To reduce market exposure, the Fund may buy put options on stock indices and establish short futures positions on stock indices correlated to the Fund's portfolio. At any one point in time however, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor do not intend to leverage overall market risk for the long term.

The Subadvisor to the Fund purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the model are subject to purchase. When a holding of the Fund deteriorates in ranking or rating, it is subject to sale.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

o The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o The use of stock index futures and options may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. At any one point in time, the Fund's market exposure may be as high as 150% of the market through the use of stock index futures and options. A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date. An option gives the holder a right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or the cash value thereof). A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. Stock index futures and options are derivatives. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives also can involve risk of loss if the party who issued the derivative defaults on its obligation. In addition, derivatives may be less liquid and more difficult to value.

o The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Large Cap Growth Performance*

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Multi-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. Class A, B and C shares have an actual inception date of 10/31/2000. However, Class I Shares (not offered in this prospectus) have an inception date of 8/5/1994. In the bar chart, and in the table Class A return before and after taxes, performance results before 10/31/2000 are for Class I. Class I shares did not have Rule 12b-1 fees and performance of the Class A would have been lower if Rule 12b-1 fees of Class A had been reflected. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's classes of shares offered by this prospectus will differ from the returns shown in the bar chart, depending upon the expenses of that class and any applicable sales charge. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

* Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/2000. The performance results prior to 10/31/2000 for Class A shares of the Calvert Large Cap Growth Fund reflect the performance of Bridgeway since its inception on 8/5/94.

Calvert Large Cap Growth
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '99	40.66%
Worst Quarter (of periods shown)	Q1 '01	-23.01%

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)

	1 year	5 years	10 years
Calvert Large Cap Growth Class A:
Return before taxes	5.79%	1.62%	10.81%
Return after taxes on distributions	5.79%	1.62%	10.14%
Return after taxes on distributions
and sale of Fund shares	3.77%	1.38%	9.28%
S&P 500 Index	4.91%	0.54%	9.07%
Lipper Multi-Cap Growth Funds Avg.	8.81%	-2.73%	7.83%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(10/31/00)
Calvert Large Cap Growth
Class B	5.07%	1.44%	-0.86%
S&P 500 Index	4.91%	0.54%	-0.96%
Lipper Multi-Cap Growth Funds Avg.	8.81%	-2.73%	-5.82%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(10/31/00)
Calvert Large Cap Growth
Class C	9.19%	1.64%	-0.58%
S&P 500 Index	4.91%	0.54%	-0.96%
Lipper Multi-Cap Growth Funds Avg.	8.81%	-2.73%	-5.82%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Capital Accumulation

Objective

Calvert Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Investments are primarily in the common stocks of mid-size U.S. companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell MidCap Growth Index. The Russell MidCap Growth Index undergoes an annual reconstitution. The market capitalization range for the Russell MidCap Growth Index was $583 million to $19 billion as of December 31, 2005. Under normal circumstances, the Fund seeks to have a weighted average market capitalization between $2 billion and $12 billion. The Fund also may purchase stocks outside the Russell MidCap Growth Index. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may also invest up to 25% of its net assets in foreign securities.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

o Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Capital Accumulation Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Fund's Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell Midcap Growth Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Capital Accumulation
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '98	25.03%
Worst Quarter (of periods shown)	Q3 '01	-24.88%

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	10 years
Calvert Capital Accumulation Class A:
Return before taxes	-5.11%	-3.57%	5.35%
Return after taxes on distributions	-5.11%	-3.57%	4.28%
Return after taxes on distributions
and sale of Fund shares	-3.32%	-3.00%	4.21%
Russell Midcap Growth Index	12.10%	1.38%	9.27%
Lipper Mid-Cap Growth Funds Avg.	9.79%	-0.48%	8.05%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	Since
			Inception
			(3/31/98)
Capital Accumulation: Class B	-6.15%	-3.68%	0.88%
Russell Midcap Growth Index	12.10%	1.38%	5.42%
Lipper Mid-Cap Growth Funds Avg.	9.79%	-0.48%	4.84%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	10 years
Capital Accumulation: Class C	-2.10%	-3.42%	4.94%
Russell Midcap Growth Index	12.10%	1.38%	9.27%
Lipper Mid-Cap Growth Funds Avg.	9.79%	-0.48%	8.05%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert World Values (CWVF)
International Equity

Objective

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of foreign companies. "Equity securities" for purposes of this 80% policy means common and preferred stock and the depositary receipts on such shares. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in the common and preferred stocks of non-U.S. large cap companies using a core investment approach. The Fund defines "non-U.S. large cap" companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (MSCI) EAFE Index. The MSCI EAFE Index undergoes a quarterly reconstitution. The market capitalization range for the MSCI EAFE Index was $102 million to $219 billion as of December 31, 2005. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $10 billion.

The Fund will generally hold stocks of companies from the constituent countries of the MSCI EAFE Index, but may opportunistically invest in other countries, including some emerging markets stocks. The Subadvisor uses an investment process that focuses on deriving returns from individual stock selection (bottom-up). The Subadvisor creates original fundamental research on a broad range of non-U.S. securities and applies a set of quantitative screening models to identify stocks that are expected to provide returns that are superior to that of the benchmark. These models evaluate stocks based on fundamental valuation judgments and market activity. The Subadvisor constructs the portfolio in a manner that attempts to control the level of risk in the portfolio, relative to the benchmark, MSCI's EAFE Index. As stocks improve or decline in rating over successive periodic model evaluations, they are gradually added to or sold from the portfolio.

No more than 5% of the Fund's net assets will be invested in U.S. companies (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock markets go down (including markets outside the U.S.)

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

o Investment in emerging market securities involves greater risk than that associated with investment in the foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CWVF International Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the MSCI EAFE Index. This is a widely recognized, unmanaged index of common stock prices around the world. It also shows the Fund's returns compared to the Lipper International Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CWVF International Equity
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '99	20.38%
Worst Quarter (of periods shown)	Q3 '01	-17.17%

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	10 years
CWVF International Equity Class A:
Return before taxes	5.80%	1.17%	4.62%
Return after taxes on distributions	5.67%	1.04%	3.76%
Return after taxes on distributions
and sale of Fund shares	3.93%	0.95%	3.59%
MSCI EAFE Index	14.02%	4.94%	6.18%
Lipper International Multi-Cap Core
Funds Average	14.85%	4.56%	7.55%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	Since
			Inception
			(3/31/98)
CWVF International Equity: Class B	4.87%	0.68%	1.07%
MSCI EAFE Index GD	14.02%	4.94%	5.02%
Lipper International Multi-Cap Core
Funds Average	14.85%	4.56%	5.03%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	10 years
CWVF International Equity: Class C	9.14%	1.17%	4.09%
MSCI EAFE Index GD	14.02%	4.94%	6.18%
Lipper International Multi-Cap Core
Funds Average	14.85%	4.56%	7.55%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert New Vision Small Cap
Objective

Calvert New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks of U.S. companies that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

At least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o Prices of small-cap stocks may respond to market activity differently than larger, more established companies and can be more volatile than those of larger issuers.

o The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert New Vision Small Cap Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Small-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert New Vision Small Cap
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '99	23.57%
Worst Quarter (of periods shown)	Q3 '98	-21.82%

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	Since
			Inception
			(1/31/97)
Calvert New Vision Small Cap Class A:
Return before taxes	-13.16%	1.97%	3.45%
Return after taxes on distributions	-14.47%	1.38%	2.73%
Return after taxes on distributions
and sale of Fund shares	-6.81%	1.57%	2.66%
Russell 2000 Index	4.55%	8.22%	8.33%
Lipper Small-Cap Core Funds Avg.	6.42%	9.15%	9.49%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	Since
			Inception
			(3/31/98)
Calvert New Vision Small Cap: Class B	-14.15%	1.78%	2.56%
Russell 2000 Index TR	4.55%	8.22%	5.78%
Lipper Small-Cap Core Funds Avg.	6.42%	9.15%	7.21%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	Since
			Inception
			(1/31/97)
Calvert New Vision Small Cap: Class C	-10.41%	2.11%	3.22%
Russell 2000 Index TR	4.55%	8.22%	8.33%
Lipper Small-Cap Core Funds Avg.	6.42%	9.15%	9.49%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Small Cap Value

Objective

Calvert Small Cap Value seeks to provide long-term capital appreciation primarily through investment in small company U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small U.S. companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies small companies as having a market capitalization of $2 billion or less at the time of initial purchase.

The Fund identifies the common stocks of undervalued companies with long-term growth potential. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the Advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and what it views as the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o The market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

o Prices of small-cap stocks may respond to market activity differently than larger, more established companies, and can be more volatile than those of larger issuers.

o The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Small Cap Value Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows the performance of the Fund's Class A shares for the past calendar year. The table compares the Fund's performance over time to that of the Russell 2000 Value Index. It also shows the Fund's returns compared to the Lipper Small-Cap Value Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other class of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Small Cap Value
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '04	9.67%
Worst Quarter (of periods shown)	Q4 '05	-4.28%

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	Since
		Inception
		(10/01/04)
Small Cap Value Class A:
Return before taxes	-10.43%	-1.44%
Return after taxes on distributions	-10.45%	-1.45%
Return after taxes on distributions
and sale of Fund shares	-6.78%	-1.23%
Russell 2000 Value Index	4.71%	12.72%
Lipper Small-Cap Value Funds Avg.	6.16%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance as of 10/31/04 is as follows: Class A return before taxes is -1.11%; Class A return after taxes on distributions is -1.12%; Class A return after taxes on distributions and sale of Fund shares is -0.95%; and Lipper Small-Cap Value Funds Average is 15.44%.

There are no performance tables for Class C of the Fund because the Class has had less than one calendar year of operations.

Calvert Mid Cap Value

Objective

Calvert Mid Cap Value will seek primarily to provide long-term capital appreciation through investment in mid-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of mid-sized company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of mid-size companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies mid-size companies as those within the range of market capitalizations of the Russell MidCap Value Index where companies have a capitalization of $582 million to $19 billion as of December 31, 2005. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of between $2 and $10 billion.

The Advisor defines the mid cap category based upon the constitution of the Russell MidCap Value Index, which had the market capitalization range stated above. The Russell MidCap Value Index undergoes an annual reconstitution. The annual index reconstitution as well as the general nature of an index means that the constitution of the Russell MidCap Value Index will vary due to market changes, which can also affect the market capitalization range. Any changes to the constitution and market capitalization of the Russell MidCap Value Index will cause the Advisor's universe of stocks and range of market capitalizations to change accordingly. The Advisor also may purchase companies outside of the Russell Mid-Cap Value Index.

Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the Advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result.

o The market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

o The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

o Prices of small-cap and mid-cap stocks may respond to market activity differently than larger, more established companies, and can be more volatile than those of larger issuers.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Mid Cap Value Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows the performance of the Fund's Class A shares for the past calendar year. The table compares the Fund's performance over time to that of the Russell Mid Cap Value Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Value Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other class of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Mid Cap Value
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '04	11.07%
Worst Quarter (of periods shown)	Q1 '05	0.12%

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	Since
		Inception
		(10/01/04)
Mid Cap Value Class A:
Return before taxes	-0.40%	8.40%
Return after taxes on distributions	-0.80%	8.04%
Return after taxes on distributions
and sale of Fund shares	-0.19%	6.96%
Russell Mid Cap Value Index	12.65%	20.54%
Lipper Mid-Cap Value Funds Avg.	9.15%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance as of 10/31/04 is as follows: Class A return before taxes is 8.02%; Class A return after taxes on distributions is 7.65%; Class A return after taxes on distributions and sale of Fund shares is 6.64%; and Lipper Mid-Cap Value Funds Average is 17.48%.

There are no performance tables for Class C of the Fund because the Class has had less than one calendar year of operations.

CSIF Bond

Objective

CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the fundamentals with the credit research team and determine its position on the credit, given its fundamental outlook for the credit and the price at which the bonds now trade. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade is not an automatic signal to sell/buy.

The Fund invests principally in bonds issued by U.S. corporations, U.S. municipalities and U.S. agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Fund also can invest in asset-backed securities of U.S. issuers.

The Fund may invest in mortgage-backed securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include mortgage-related derivative securities such as collateralized mortgage obligations ("CMOs").The holder of an interest in a CMO is entitled to receive specified cash flows from a pool of mortgages. Depending upon the category of CMO purchased, the holder may be entitled to payment before the cash flow from the pool is used to fund other CMOs or, alternatively, the holder may be paid only after the cash flow has been used to fund other CMOs first.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. bank and traded in the U.S. as domestic shares. The certificates represent the number of foreign securities the U.S. bank holds in the country of origin.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

See the "Investment Practices" Table and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

o The market prices of bonds decline.

o The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer, where the issuer becomes unable to pay its obligations when due.

o The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

o The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.

o There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

o The Advisor's allocation among different sectors of the bond market does not perform as well as expected.

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

o The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

o Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

o For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.

o For corporate and municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

o For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

o American Depository Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter, and the Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs. The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (i.e., political and economic) and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Bond Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman U.S. Credit Index, a widely recognized unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Bond
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q1 '01	7.68%
Worst Quarter (of periods shown)	Q2 '04	-1.89%

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	10 years
CSIF Bond Class A:
Return before taxes	0.60%	6.77%	5.92%
Return after taxes on distributions	0.17%	5.95%	5.35%
Return after taxes on distributions
and sale of Fund shares	1.70%	5.94%	5.44%
Lehman U.S. Credit Index	1.96%	7.11%	6.46%
Lipper Corporate Debt Funds
A-Rated Average	1.90%	5.45%	5.46%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	Since
			Inception
			(3/31/98)
CSIF Bond: Class B	-0.51%	6.60%	5.25%
Lehman U.S. Credit Index	1.96%	7.11%	6.40%
Lipper Corporate Debt Funds
A-Rated Average	1.90%	5.45%	5.25%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-05)
(with maximum sales charge deducted)
	1 year	5 years	Since
			Inception
			(6/1/98)
CSIF Bond: Class C	2.56%	6.57%	5.10%
Lehman U.S. Credit Index	1.96%	7.11%	6.26%
Lipper Corporate Debt Funds
A-Rated Average	1.90%	5.45%	*

* For comparison purposes to Lipper, performance for Class C as of 6/30/98 is 5.12%; and the performance for the Lipper Corporate Debt Funds A-Rated Average is 5.09%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Money Market

Objective

CSIF Money Market seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment and social criteria.

Principal Investment Strategies

The Fund invests in high quality, money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations. All investments must comply with the SEC's money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

The Fund's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. Note: securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CSIF Money Market Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper Money Market Instrument Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Money Market
Year-by-Year Total Return

Best Quarter (of periods shown)	Q4 '00	1.48%
Worst Quarter (of periods shown)	Q1 '04	0.08%

Average Annual Total Returns (as of 12-31-05)
	1 year	5 years	10 years
CSIF Money Market	2.48%	1.68%	3.34%
Lipper Money Market Instrument
Funds Average	2.37%	1.59%	3.32%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.
CSIF Balanced

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.24%	1.00%	1.00%
Other expenses	0.28%	0.50%	0.46%
Total annual fund operating expenses	1.22%	2.20%	2.16%

CSIF Equity

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.30%	0.39%	0.31%
Total annual fund operating expenses	1.25%	2.09%	2.01%

Calvert Social Index Fund

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Low balance fee
(applies only to Calvert Social Index
Fund for regular accounts under $5,000;	$15/year	$15/year	$15/year
IRA accounts under $1,000)

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.64%	0.98%	0.85%
Total annual fund operating expenses	1.34%	2.43%	2.30%
Less fee waiver and/or
expense reimbursement7	(0.59%)	(0.68%)	(0.55%)
Net expenses	0.75%	1.75%	1.75%

CSIF Enhanced Equity

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Low balance fee
(applies only to Enhanced Equity	$15/year	$15/year	$15/year
regular accounts under $5,000 and IRA
accounts under $1,000)

Annual Fund Operating Expenses6,9
(deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.38%	0.57%	0.53%
Total annual fund operating expenses	1.38%	2.32%	2.28%

Calvert Large Cap Growth

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Low balance fee	$15/year	$15/year	$15/year
(applies only to Large Cap
Growth for all accounts under $1,000)

Annual Fund Operating Expenses6,7,8
(deducted from fund assets)
Management fees	0.97%	0.97%	0.97%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.34%	0.50%	0.42%
Total annual fund operating expenses	1.56%	2.47%	2.39%

Calvert Capital Accumulation

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.43%	0.64%	0.59%
Total annual fund operating expenses	1.68%	2.54%	2.49%

CWVF International Equity

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	1.09%	1.09%	1.09%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.52%	0.83%	0.66%
Total annual fund operating expenses	1.86%	2.92%	2.75%

Calvert New Vision Small Cap

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.46%	0.61%	0.50%
Total annual fund operating expenses	1.71%	2.61%	2.50%

Calvert Small Cap Value

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	1.15%	0.98%	0.98%
Total annual fund operating expenses	2.40%	2.98%	2.98%
Less fee waiver and/or
expense reimbursement7	(0.71%)	(0.29%)	(0.29%)
Net expenses	1.69%	2.69%	2.69%

Calvert Mid Cap Value

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	1.14%	0.98%	0.98%
Total annual fund operating expenses	2.29%	2.88%	2.88%
Less fee waiver and/or
expense reimbursement7	(0.70%)	(0.29%)	(0.29%)
Net expenses	1.59%	2.59%	2.59%

CSIF Bond

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	3.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	4%5	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.20%	1.00%	1.00%
Other expenses	0.31%	0.46%	0.39%
Total annual fund operating expenses	1.16%	2.11%	2.04%

CSIF Money Market

Shareholder Fees
(fees paid directly from your account)	Class O
Maximum sales charge (load) imposed on purchases	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or redemption	None
proceeds, whichever is lower)

Low balance fee	$3/mo.
(for accounts under $1,000)

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.50%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.41%
Total annual fund operating expenses	0.91%
Less fee waiver and/or
expense reimbursement7	(0.035%)
Net Expenses	0.875%

Explanation of Fees and Expenses Table

1 Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares" -- Class A).

2 A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. Class B shareholders in CSIF Equity who acquired their shares pursuant to the reorganization of the Delaware Social Awareness Fund are subject to a different Class B contingent deferred sales charge schedule. See "How to Buy Shares/Choosing a Share Class/Class B" and "Calculation of Contingent Deferred Sales Charge."

3 A contingent deferred sales charge of 1% is imposed on the proceeds of Class C shares redeemed within one year, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."

4 The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in-capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

5 A contingent deferred sales charge is imposed on the proceeds of Class B shares of CSIF Bond redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year that shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge."

6 Annual fund operating expenses are based on expenses for the Fund's most recent fiscal year unless otherwise noted. Expenses for Class B and Class C for both Calvert Small Cap Value and Calvert Mid Cap Value are based on estimates for the current fiscal year. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Calvert Large Cap Growth, paid by the Fund, to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for Calvert Large Cap Growth are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.

7 Calvert has agreed to contractually limit net annual fund operating expenses through January 31, 2007. Only the Board of Trustees/Directors of the applicable Fund may terminate the Fund's expense cap for the contractual period. Net operating expenses will not exceed the following: for CSIF Money Market, 0.875%; for Calvert Social Index Fund, 0.75% for Class A, 1.75% for Class B, and 1.75% for Class C; for Calvert Large Cap Growth, 1.50% for Class A, and 2.50% for Class C; for Calvert Small Cap Value, 1.69% for Class A, and 2.69% for Class C; and for Calvert Mid Cap Value Fund, 1.59% for Class A, and 2.59% for Class C. The example on the following page reflects these expense limits but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments and taxes. Each Fund has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor benefits from the expense offset arrangement and the Advisor's obligation under the contractual limitation is reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement." The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line item "Expenses Before Offset" and "Net Expenses". The amount the Advisor benefited from the credit did not exceed 0.02% for any Fund, except for Calvert Small Cap Value and Calvert Mid Cap Value, which earned 0.11% and 0.10%, respectively, for the most recent fiscal year. See Statement of Additional Information "Investment Advisor and Subadvisors".

8 The contractual expense cap is exclusive of any performance fee adjustment. The amounts shown in the table reflect a positive 0.07% performance fee adjustment. The maximum performance fee adjustment is 0.25%. Accordingly, assuming no change in assets, the adjustment would have the effect of raising net expenses to a maximum of 1.75% on Class A, 2.75% on Class B and 2.75% on Class C.

9 Calvert voluntarily waives 0.10% of its annual advisory fee based on the average daily net assets of CSIF Enhanced Equity. This waiver is contingent upon the continued service by SSgA Funds Management, Inc. as Subadvisor to the Fund at an annual fee of 25 basis points, and Calvert may cease this waiver at any time. The total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursement and offsets, the expenses of Class A, B and C were 1.27%, 2.21% and 2.17%, respectively, for the fiscal year ended September 30, 2005.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

The expense example for Calvert Large Cap Growth reflects a positive 0.07%

performance fee adjustment for all years shown, based on the most recent fiscal year's results.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years
Investment is Held
	Class A	Class B (with redemption)	Class B (no redemption)	Class C (with redemption)	Class C (no redemption)
CSIF Balanced
1	$593	$723	$223	$319	$219
3	844	1,088	688	676	676
5	1,113	1,380	1,180	1,159	1,159
10	1,882	2,286	2,286	2,493	2,493
CSIF Equity
1	596	712	212	304	204
3	853	1,055	655	630	630
5	1,129	1,324	1,124	1,083	1,083
10	1,915	2,206	2,206	2,338	2,338
Calvert Social Index Fund
1	548	678	178	278	178
3	824	1,093	693	666	666
5	1,120	1,434	1,234	1,180	1,180
10	1,962	2,443	2,443	2,593	2,593
CSIF Enhanced Equity
1	609	735	235	331	231
3	891	1,124	724	712	712
5	1,194	1,440	1,240	1,220	1,220
10	2,054	2,421	2,421	2,615	2,615
Calvert Large Cap Growth
1	626	750	250	342	242
3	944	1,170	770	745	745
5	1,285	1,516	1,316	1,275	1,275
10	2,243	2,582	2,582	2,726	2,726

	Class A	Class B (with redemption)	Class B (no redemption)	Class C (with redemption)	Class C (no redemption)
Calvert Capital Accumulation
1	$638	$757	$257	$352	$252
3	979	1,191	791	776	776
5	1,344	1,550	1,350	1,326	1,326
10	2,368	2,665	2,665	2,826	2,826
CWVF International Equity
1	655	795	295	378	278
3	1,032	1,304	904	853	853
5	1,433	1,738	1,538	1,454	1,454
10	2,551	2,992	2,992	3,080	3,080
Calvert New Vision Small Cap
1	641	764	264	353	253
3	988	1,211	811	779	779
5	1,359	1,585	1,385	1,331	1,331
10	2,398	2,725	2,725	2,836	2,836
Calvert Small Cap Value
1	639	772	272	372	272
3	1,123	1,294	894	894	894
5	1,634	1,742	1,542	1,542	1,542
10	3,030	3,143	3,143	3,279	3,279
Calvert Mid Cap Value
1	629	762	262	362	262
3	1,092	1,265	865	865	865
5	1,581	1,693	1,493	1,493	1,493
10	2,924	3,044	3,044	3,184	3,184
CSIF Bond
1	489	614	214	307	207
3	730	861	661	640	640
5	989	1,134	1,134	1,098	1,098
10	1,731	1,975	1,975	2,369	2,369
CSIF Money Market (Class O)
1	$89
3	287
5	500
10	1,116

Principal Investment Strategies and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. On the following pages are brief descriptions of these principal investment strategies and techniques, along with their risks.

For each of the investment strategies listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J Fund currently uses as a principal investment strategy

q Permitted, but not a principal investment strategy

(% of assets allowable, if restricted)

8 Not permitted

xN Allowed up to x% of Fund's net assets

xT Allowed up to x% of Fund's total assets

NA Not applicable to this type of fund

	C S I F B a l a n c e d	C S I F E q u i t y	C a l v e r t S o c i a l I n d e x F u n d	C S I F E n h a n c e d E q u i t y	C a l v e r t L a r g e C a p G r o w t h	C a l v e r t C a p i t a l A c c u m u l a t i o n	C W V F I n t e r n a t i o n a l E q u i t y	C a l v e r t N e w V i s i o n S m a l l C a p	C a l v e r t S m a l l C a p V a l u e	C a l v e r t M i d C a p V a l u e	C S I F B o n d	C S I F M o n e y M a r k e t
Investment Strategies

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

	J	q	q	q	q	q	q	q	q	q	J	na

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

	q	q	q	q	q	q	q	q	q	q	q	q

Conventional Securities
Stocks in General

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

	J	J	J	J	J	J	J	J	J	J	na	na

Foreign securities. Securities issued by companies whose principal place of business is located outside the U.S.. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	25 N	25 N	5 N1	8	10 N	25 N	J	15 T2	10 N	10 N	25 N	na

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

	q	q	q	q	q	q	q	J	J	J	na	na

Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	J	q	na	na	q	q	q	q	q	q	J	na

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	15 n3	15 n3	na 3	na	q	10 n3	5 n3	5 n3	q	q	35 n3	na

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	J	q	q	na	q	q	q	q	q	q	J	J4

Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.

	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	10 N

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

	J	q	na	na	q	q	q	q	q	q	J	J4

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

	J	q	na	na	q	q	q	q	q	q	J	q4

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	q	q	na	na	q	5 T	5 T	8	q	q	q	na

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

	5 T5	5 T5	na	5 T5	J 7	5 T5	5 T5	5 T5	5 T5	5 T5	5 T5	na

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

	5 N6	5 N6	5 N6	5 N6	J 8	5 N6	5 N6	5 N6	5 N6	5 N6	5 N6	na

1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index. The Index (and hence the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on the NYSE or AMEX/NASDAQ.

2 Calvert New Vision Small Cap may invest only in American Depository Receipts (ADRs) -- dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the SAI.

3 Excludes any high social impact investments.

4 Must be money-market fund eligible under SEC Rule 2a-7.

5 Based on net premium payments.

6 Based on initial margin required to establish position.

7 Up to 5% of total assets based on net premium payments.

8 Up to 5% of net assets based on initial margin required to establish the position.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales). These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What is Indexing? (Calvert Social Index Fund)

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or for worse. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market.

To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for a Fund must meet the minimum standards for all of the Fund's financial and social criteria.

Investments in fixed income securities for Calvert's socially screened funds may be made prior to the application of social analysis, due to the nature of fixed income market, where unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform social analysis prior to purchase. However, following purchase, the fixed income security is immediately evaluated according to the Fund's social criteria and if it is not found to meet the minimum standards for the Fund's social criteria, the security must be sold as soon as is possible, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets that Fund's social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Calvert believes that those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert New Vision Small Cap, Calvert Small Cap Value and Calvert Mid Cap Value:

The Funds seek to invest in companies that:

    Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.
    Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.
    Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.
    Respect indigenous peoples and their territories, cultures, environment, and livelihood.
    Produce or market products and services that are safe and enhance the health or quality of life of consumers.
    Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.
    Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Funds seek to avoid investing in companies that:

    Are the subject of serious labor related actions by federal, state or local regulatory agencies.
    Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
    Have serious and persistent human rights problems or directly support governments that systematically deny human rights.
    Have a pattern and practice of violating the rights of indigenous peoples.
    Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.
    Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.
    Manufacture tobacco products.
    Are significantly involved in the manufacture of weapons.
    Are significantly involved in the manufacture of alcoholic beverages.
    Have direct involvement in gambling operations.
    Have poor corporate governance or engage in harmful or unethical business practices.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

CWVF International Equity

The spirit of CWVF International Equity's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF International Equity social investment standards are less stringent than those of CSIF.

CWVF International Equity seeks to invest in companies that:

    Take positive steps to improve environmental management and performance, and provide innovative and forward-looking solutions to environmental problems through their products and services.
    Have positive labor practices, including hiring and promoting women and ethnic minorities; respecting the right to form unions and bargain collectively; complying, at a minimum, with domestic hour and wage laws; and providing good health and safety standards. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria.
    Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.
    Respect indigenous peoples and their territories, cultures, environment, and livelihood.
    Produce or market products and services that are safe and enhance the health or quality of life of consumers.
    Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.
    Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

CWVF International Equity seeks to avoid investing in companies that:

    Directly contribute to the systematic denial of basic human rights.
    Demonstrate a pattern of employing forced, compulsory or child labor.
    Have poor environmental compliance and performance records and lack programs and policies to address environmental impacts; or whose business or operations threaten environmental sustainability; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
    Have poor corporate governance or engage in harmful or unethical business practices.
    Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.
    Derive more than 10% of revenues from the production of weapons systems.
    Derive more than 10% of revenues from the production of tobacco or alcohol products.

Special Investment Programs

As part of Calvert's and Fund shareholders' ongoing commitment to providing and fostering innovative initiatives, those Funds invest a small percentage of their respective assets in special investment programs -- High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

High Social Impact Investments

CSIF Balanced, CSIF Bond and CSIF Equity, CWVF International Equity, Calvert Capital Accumulation, Calvert New Vision Small Cap, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert Small Cap Value and Calvert Mid Cap Value

High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity and CSIF Bond, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert New Vision Small Cap, Calvert Small Cap Value and Calvert Mid Cap Value and up to 3% for each of CWVF International Equity and Calvert Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, the Funds believe that these investments have a significant social return through their impact in our local communities. A Fund's High Social Impact Investments are valued under the direction of the Fund's Board.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation.

The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities.

The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund limits the amount of such investments to only 1% of Fund assets, and will not engage in this program until reaching $50 million in assets.

Special Equities

CSIF Balanced, CSIF Equity, CWVF International Equity, and Calvert Capital Accumulation

Each of these funds has a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk -- they are subject to liquidity, information and, if a debt investment, credit risk. A Fund's Special Equities are valued under the direction of the Fund's Board. Calvert Social Index Fund may engage in this program upon reaching $50 million in assets. A Fund's Special Equities investments are limited to 10% of the assets of each of CSIF Balanced, CSIF Equity, CWVF International Equity, and Calvert Capital Accumulation, and to only 1% of Calvert Social Index Fund's assets once it commences the program.

Pursuant to approval by the Board of Trustees/Directors of each Fund, the Special Equities Committee of each Fund has retained Stephen Moody and Jean-Luc Park as consultants to administer the Special Equities Program.

Manager Discovery Program

As part of Calvert's and CSIF shareholders' ongoing commitment to promoting equal opportunity, Calvert has introduced the Manager Discovery Program as a component of CSIF Balanced. The program allocates up to 5% of CSIF Balanced's assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of the equity portion of CSIF Balanced. The Manager Discovery Program seeks to bring a dynamic new perspective to CSIF Balanced, while maintaining Calvert's long-standing commitment to seeking financial performance and societal impact.

Shareholder Advocacy and Social Responsibility

As each Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by moving companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its social research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About Calvert

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 30 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2005, Calvert had over $11 billion in assets under management.

Advisor, Subadvisors and Portfolio Managers

Information is provided below identifying each individual and or member of a team who is employed by or associated with the Advisor and respective Subadvisor of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a "Portfolio Manager"). The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the respective Fund.

CSIF Balanced

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Steve Falci, Calvert's Chief Investment Officer for Equities, handles the allocation of assets and Portfolio Managers for CSIF Balanced.

Gregory Habeeb and Matt Nottingham, CFA, manage the day-to-day investment of the fixed-income investments of CSIF Balanced.

Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

Steve Falci	Chief Investment Officer, Equities, and Senior Vice President	2 years	2000-2004: Senior Portfolio Manager, Mellon Equity Associates 2004-2005: CIO, Equities, Calvert Mr. Falci has 18 years of experience in the securities industry.	Asset and Portfolio Manager Allocations for CSIF Balanced

Fixed Income Investments of CSIF Balanced

Calvert Asset Management Company, Inc.

Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 20 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Matt Nottingham, CFA	Portfolio Manager	Since July 1999	Co-lead portfolio manager of Calvert's taxable fixed-income funds since 2001 Mr. Nottingham has 11 years of experience as an analyst, trader and portfolio manager.	Co-Portfolio Manager

Equity Investments of CSIF Balanced

New Amsterdam Partners, LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed a portion of the equity assets of CSIF Balanced since June 30, 2004.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Michelle Clayman, CFA	Managing Partner, Chief Investment Officer	19 years	New Amsterdam Partners LLC. Ms. Clayman founded the firm in 1986.	Portfolio Manager

Nathaniel Paull, CFA	Partner, Senior Portfolio Manager	9 years	New Amsterdam Partners LLC	Portfolio Manager

Profit Investment Management (Profit), 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, has managed a portion of the equity assets of CSIF Balanced since October 2002. Profit is a part of Calvert's Manager Discovery Program.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years

Eugene A. Profit	President	9 years	Profit Investment Management

SSgA Funds Management, Inc. (SSgA FM), One Lincoln Street, Boston, MA 02111, is a subsidiary of State Street Corporation. SSgA FM has managed equity assets in CSIF Balanced since March 2002. SSgA FM is the successor to State Street Global Advisors (SSgA), a division of State Street Bank & Trust Company.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Arlene Rockefeller	Managing Director of Equities	22 Years with affiliates; with SSgA FM since inception on April 30, 2001.

2000-2003:

Leader of the Evaluation Group as well as Portfolio Manager in the Enhanced Equities Group.

2003-2004:
Director of the Global Enhanced Equities Group as well as a Senior Portfolio Manager within the Group.

2004:
Named Managing Director of Equities.

Continues to act as Director of the Global Enhanced Equities Group and a Senior Portfolio Manager within the Enhanced Equities Group.

Ms. Rockefeller is responsible for direction of the Enhanced Equities Group. She takes part in the research process of SSgA FM's stock-ranking models and reviews portfolios in an oversight role to ensure compliance with client objectives and guidelines.

Ric Thomas	Portfolio Manager	6 Years with affiliates; with SSgA FM since inception on April 30, 2001	Portfolio Manager in the Enhanced Equities Group.	Mr. Thomas focuses on managing both large-cap and small-cap strategies as well as providing research on SSgA's stock-ranking models.

Union Heritage Capital Management, LLC (Union Heritage), 211 West Fort Street, Suite 615, Detroit, Michigan, 48226, has managed a portion of the equity assets of CSIF Balanced since June 2004. Union Heritage is part of Calvert's Manager Discovery Program.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years

Derek Batts	Managing Member, Portfolio Manager	15 years	Union Heritage Capital Management. Mr. Batts was one of the founders of the firm.

CSIF Equity

Atlanta Capital Management Company, L.L.C. (Atlanta Capital), Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Daniel W. Boone, III, CFA	Managing Partner	30 years	Atlanta Capital Management	Lead Portfolio Manager

Marilyn R. Irvin	Senior Vice President/ Principal	16 years	Atlanta Capital Management	Portfolio Manager

William R. Hackney III	Managing Partner	10 years	Atlanta Capital Management	Portfolio Manager

Paul J. Marshall	Vice President/ Director of Research	5 years	Atlanta Capital Management	Portfolio Manager

Calvert Social Index Fund

World Asset Management, L.L.C. ("World"), 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for the Calvert Social Index Fund. World has been in the index business since the mid-1970s and specializes in passive portfolio management technique. It has managed the Fund since inception.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Kenneth A. Schluchto III	Director, Domestic Investments	10 Years	World Asset Management	Portfolio Manager

Kevin K. Yousif Sr.	Senior Portfolio Manager	5 Years	World Asset Management	Portfolio Manager

CSIF Enhanced Equity

SSgA Funds Management, Inc. (SSgA FM), One Lincoln Street, Boston, MA 02111, is a subsidiary of State Street Corporation. SSgA FM has managed CSIF Enhanced Equity since its inception in April 1998. SSgA FM is the successor to State Street Global Advisors (SSgA), a division of State Street Bank & Trust Company.

Arlene Rockefeller and Ric Thomas are SSgA FM's Portfolio Managers for CSIF Enhanced Equity. Please see the information presented above with respect to SSgA FM's management of CSIF Balanced regarding these Portfolio Managers' titles, length of service with the Subadvisory firm, business experience during the last five years and role on the management team.

Calvert Large Cap Growth

Bridgeway Capital Management, Inc. (Bridgeway), 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years

John N.R. Montgomery	President	12 years	Bridgeway Capital Management

Calvert Capital Accumulation

New Amsterdam Partners, LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of Calvert Capital Accumulation since September 2005.

Michelle Clayman, CFA and Nathaniel Paull, CFA are New Amsterdam's Portfolio Managers for Calvert Capital Accumulation. Please see the information presented above with respect to New Amsterdam's management of CSIF Balanced regarding these Portfolio Managers' titles, length of service with the Subadvisory firm, business experience during the last five years and role on the management team.

CWVF International Equity

Grantham, Mayo, Van Otterloo & Co. LLC (GMO), 40 Rowes Wharf, Boston, Massachusetts, 02110, has managed CWVF International Equity since 2002. The firm's philosophy is to create a disciplined portfolio that uses fundamental investment principles and quantitative applications to provide broad international equity exposure, while controlling risk relative to the MSCI EAFE benchmark.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years

Thomas Hancock	Head of International Developed Quantitative Equity, and Partner	Dr. Hancock joined GMO in 1995.

Dr. Hancock has served as the Fund's portfolio manager since 2002 and became a member (partner) of GMO in 2000.

In GMO's International Quantitative Equity (Long Only) Division, Dr. Hancock leads the portfolio management team responsible for the management of international developed market and global quantitative equities portfolios.

Calvert New Vision Small Cap

Renaissance Investment Management (Renaissance), 625 Eden Park Drive, Suite 1200, Cincinnati, OH 45202, has managed Calvert New Vision Small Cap since June 2005. The firm is a conservative, high quality growth manager. They utilize disciplined and systematic methods for identifying attractive growth companies with strong business and earnings momentum trading at reasonable valuations.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Paul A. Radomski, CPA, CFA	Managing Partner	18 years	Renaissance Investment Management	Portfolio Manager

Michael E. Schroer, CFA	Managing Partner and Chief Investment Officer	21 years	Renaissance Investment Management	Portfolio Manager

Calvert Small Cap Value and Calvert Mid Cap Value

Channing Capital Management, LLC (Channing), 10 South LaSalle Street, Suite 2650, Chicago, IL 60603, has managed both Calvert Small Cap Value and Calvert Mid Cap Value since their inception in October 2004.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Eric T. McKissack, CFA	Founding Principal, Chief Executive Officer	2 years	Channing Capital Management (2003-Present); Ariel Capital Management, LLC	Portfolio Manager

Wendell E. Mackey, CFA	Founding Principal, Director of Investments	2 years	Channing Capital Management, (2003-Present); Valenzuela Capital Partners, LLC	Portfolio Manager

CSIF Bond

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb and Matt Nottingham, CFA, are the Portfolio Managers for CSIF Bond. Please see the information presented above with respect to Calvert's management of the fixed income investments of CSIF Balanced regarding these Portfolio Managers' titles, length of service with Calvert, business experience during the last five years and role on the management team.

Calvert Income

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb and Matt Nottingham, CFA, are the Portfolio Managers for Calvert Income. Please see the information presented above with respect to Calvert's management of the fixed income investments of CSIF Balanced regarding these Portfolio Managers' titles, length of service with Calvert, business experience during the last five years and role on the management team.

Calvert Short Duration Income

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb and Matt Nottingham, CFA, are Calvert's Portfolio Managers for Calvert Short Duration Income. Please see the information presented above with respect to Calvert's management of the fixed income investments of CSIF Balanced regarding these Portfolio Managers' titles, length of service with Calvert, business experience during the last five years and role on the management team.

Each of the Funds has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) Note, the advisory fee does not include any administrative service fees.

Fund	Advisory Fee
CSIF Balanced	0.422%
CSIF Equity	0.50%
Calvert Social Index Fund	0.225%
CSIF Enhanced Equity	0.50%1
Calvert Large Cap Growth	0.77%2
Calvert Capital Accumulation	0.65%
CWVF International Equity	0.74%
Calvert New Vision Small Cap	0.75%
Calvert Small Cap Value	0.75%
Calvert Mid Cap Value	0.65%
CSIF Bond	0.35%
CSIF Money Market	0.30%

1 Contractual advisory fee is 0.60%; the Advisor voluntarily waived 0.10% of its fee.

2 This includes a 0.45% subadvisory fee the Fund pays directly to the Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance fee adjustment ("Performance Fee"), which shall vary with the Fund's performance over a "performance period" as compared to a "benchmark index" and will range from a minimum of -0.25% to a maximum of +0.25% based on the extent to which performance exceeds or trails the S&P 500 Index. The performance rate adjustment is 5.00% times the difference between the performance of the Fund and that of the benchmark index, except that there is no performance adjustment if the difference between the Fund performance and the benchmark index performance is less than or equal to 2%. The performance period is the most recent one-year period ending on the last day of the previous month that the New York Stock Exchange was open for trading. For purposes of calculating the base fee, net assets are averaged over the most recent month of the rolling one-year period. For purposes of calculating the performance fee, net assets are averaged over the rolling one-year performance period.

A discussion regarding the basis for the approval by the Board of Trustees/Directors of the Funds of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund (except Calvert Small Cap Value and Calvert Mid Cap Value, and except the subadvisory agreements for Calvert Capital Accumulation and Calvert New Vision Small Cap) is available in the Semi-Annual Report of the applicable Fund for the six months ended March 31, 2005 or a more recent Semi-Annual Report of such Fund, when available. A discussion regarding the basis for the approval by the Board of Trustees/Directors of the investment advisory agreement and the subadvisory agreement with respect to each of Calvert Small Cap Value and Calvert Mid Cap Value, and the basis for approval by the Trustees/Directors of new investment subadvisory agreements with respect to each of Calvert Capital Accumulation and Calvert New Vision Small Cap, is available in the respective Annual Report of each of those Funds for the year ended September 30, 2005.

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

o the amount you wish to invest;

o the length of time you plan to keep the investment; and

o the Class expenses.

Choosing a Share Class

CSIF Money Market offers only one class of shares (Class O), which is sold without a sales charge. The other Funds offer three different Classes (Class A, B, and C) through this prospectus. This chart shows the difference in the Classes and the general types of investors who may be interested in each Class (Note: the sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations):

Choosing a Share Class

CSIF Money Market offers only one class of shares (Class O), which is sold without a sales charge. The other Funds offer three different Classes (Class A, B, and C) through this prospectus. This chart shows the difference in the Classes and the general types of investors who may be interested in each Class (Note: the sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations):
Class A: Front-End Sales Charge	Class B: Deferred Sales Charge for 6 years (4 years for CSIF Bond)	Class C: Deferred Sales Charge for 1 year
For all investors, particularly those investing a substantial amount who plan to hold the shares for a long period of time.	For investors who plan to hold the shares at least 6 years (4 for CSIF Bond). The expenses of this class are higher than Class A, because of the 12b-1 fee.	For investors who are investing for at least one year, but less than six years. The expenses of this Class are higher than Class A, because of the 12b-1 fee.

Sales charge on each purchase of 4.75% or less (3.75% or less for CSIF Bond), depending on the amount you invest.

No sales charge on each purchase, but if you sell your shares within 6 years, you will pay a deferred sales charge of 5% or less on shares you sell (4% or less on shares of CSIF Bond you sell within 4 years of purchase).

No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.

Class A shares have annual 12b-1 fee of up to 0.35%.	Class B shares have an annual 12b-1 fee of 1.00%.	Class C shares have an annual 12b-1 fee of 1.00%.

Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.	Your shares will automatically convert to Class A shares after 8 years (6 years for CSIF Bond), reducing your future annual expenses.	Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.

Once the total balance of your existing Class B holdings of Calvert's funds reaches or exceeds $100,000, you should make future investments in Class A or Class C shares, rather than Class B, since you will qualify for Class A sales load breakpoints/discount.

When the total balance of your existing Class C holdings of Calvert's funds reaches or exceeds $500,000 you should make future investments in Class A Shares since you will qualify to purchase Class A Shares at a reduced sales load.

Class A

If you choose Class A, you will pay a sales charge at the time of each purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 in CSIF Balanced, or if your cumulative purchases or the value in your account is more than $50,000,4 then the sales charge is reduced to 3.75%.

CSIF Balanced, Equity, Enhanced Equity; Calvert Capital Accumulation, CWVF International Equity, Calvert New Vision Small Cap, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert Small Cap Value, Calvert Mid Cap Value

			CSIF Bond

Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested	Sales Charge % of offering price	% of Amt. Invested

Less than $50,000	4.75%	4.99%	3.75%	3.90%
$50,000 but less than $100,000	3.75%	3.90%	3.00%	3.09%
$100,000 but less than $250,000	2.75%	2.83%	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%	1.01%
$1,000,000 and over	None5	None5	None5	None5

4 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

5 Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid by Calvert Distributors, Inc. are subject to a one-year CDSC of 0.80%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers.

Class B

If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 6 years (or 4 years for CSIF Bond), you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase (or 4 years for CSIF Bond). Keep in mind that the longer you hold the shares, the less you will have to pay in deferred sales charges. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

CSIF Balanced, Equity*, Enhanced Equity; Calvert Capital Accumulation, CWVF International Equity, Calvert New Vision Small Cap, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert Small Cap Value, Calvert Mid Cap Value

		CSIF Bond

Time Since Purchase	CDSC	CDSC
1st year	5%	4%
2nd year	4%	3%
3rd year	4%	2%
4th year	3%	1%
5th year	2%	None
6th year	1%	None
After 6 years	None	None

* The following schedule applies to Class B shareholders of CSIF Equity who acquired their shares pursuant to the reorganization of the Delaware Social Awareness Fund: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in CSIF Equity Class B shares three years ago, and your investment is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

o Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.

o Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

o The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code ("Code") of 1986, as amended.

o Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.

o A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

o If the selling broker/dealer has an agreement with Calvert Distributors, Inc. ("CDI"), the Funds' distributor, to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see Exhibit A, Service Fees and Arrangements with Broker/Dealers.) Ask your broker/dealer if this waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

NOTE: Class B shares may not always present the most cost efficient option to shareholders in comparison with Class A shares. Consider the classes of shares carefully to determine which Class is most suitable for you.

Class C

If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than five or six years.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CDI to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see Exhibit A, "Service Fees and Arrangements with Broker/Dealers.") Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount you may take into account the current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

* A "family group" includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention ("Statement"). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. In this regard, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in shares (computed to the nearest full share) of the Fund by the Transfer Agent. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a thirteen-month period, escrowed shares will be promptly released to you. However, shares disposed of prior to completion of the purchase requirement under the Statement will be deducted from the amount required to complete the investment commitment.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"). There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CDI of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the savings plan account is (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

There is no sales charge imposed by Calvert on shares purchased by Delaware Investments for its omnibus account established for the Pennsylvania TAP 529 Investment Plan.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

o current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members;

o Directors, officers, and employees of any subadvisor for the Calvert Family of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the subadvisor, or broker/dealer; (iii) purchases made through a Registered Investment Advisor;

o trust departments of banks or savings institutions for trust clients of such bank or institution, and

o purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by: (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and "rabbi trusts."

Established Accounts

Shares of CSIF Balanced may be sold at net asset value to you if your account was established on or before July 17, 1986.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases made at NAV

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem Class A or B shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the net asset value next computed after the reinvestment order is received, without a sales charge. Proceeds from Class B share redemptions where a contingent deferred sales charge was charged will be reinvested in Class A shares. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. Each Fund reserves the right to modify or eliminate this privilege.

A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CDI and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or broker/dealers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or broker/dealers.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the SAI for further discussion of these services. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit A for more service fee and other information regarding arrangements with broker/dealers.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets by particular Class.

Maximum Payable under Plan/Amount Actually Paid
CSIF Money Market	0.25%/0.00%

	Class A	Class B	Class C
CSIF Balanced	0.35%/0.24%	1.00%/1.00%*	1.00%/1.00%*
CSIF Equity	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Social Index Fund	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
CSIF Enhanced Equity	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Large Cap Growth	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Capital Accumulation	0.35%/0.35%	1.00%/1.00%*	1.00%/1.00%*
CWVF International Equity	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
New Vision Small Cap	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Small Cap Value	0.35%/0.25%	1.00%/N/A	1.00%/1.00%*
Calvert Mid Cap Value	0.35%/0.25%	1.00%/N/A	1.00%/1.00%*
CSIF Bond	0.35%/0.20%	1.00%/1.00%*	1.00%/1.00%*

* For Classes B and C, 0.75% of the Fund's average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Next Step -- Account Application

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.
Minimum To Open an Account
CSIF Balanced	$1,000
CSIF Equity	$1,000
CSIF Bond	$1,000
CSIF Money Market	$1,000
Calvert Small Cap Value	$1,000
Calvert Mid Cap Value	$1,000
Calvert Large Cap Growth	$2,000
CWVF International Equity	$2,000
Capital Accumulation	$2,000
New Vision Small Cap	$2,000
CSIF Enhanced Equity	$5,000
Calvert Social Index Fund	$5,000 ($2,000 for IRAs)

Minimum additional investments

$250; The Funds may charge a $2 service fee on purchases of less than $250.

A Fund may waive minimums and any applicable service fees for initial and subsequent purchases for investors who purchase shares through certain omnibus accounts.

Please make your check payable to the Fund and mail it to:

New Accounts	Subsequent investments
(include application):	(include investment slip):
Calvert	Calvert
P.O. Box 219544	P.O. Box 219739
Kansas City, MO 64121-9544	Kansas City, MO 64121-9739
By Registered,	Calvert
Certified, or	c/o BFDS
Overnight Mail	330 West 9th Street
Kansas City, MO 64105-1807

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. Each Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

IMPORTANT -- HOW SHARES ARE PRICED

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Generally, portfolio securities and other assets are valued based on market quotations, except that all securities held by CSIF Money Market are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

The Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, a Board generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

For assistance in making fair value determinations, the Board of CWVF International Equity has retained a third-party fair value pricing service to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund's official pricing time of 4 p.m. Eastern Time may cause would pay for those securities. Factors that may influence this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices. In the event of such market movements in excess of specified parameters, the Fund's service providers quantitatively estimate the fair value of each affected security.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but federal wires and check purchases cannot be received because the banks and post offices are closed.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received and in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in 'Good Order'."

CSIF Money Market

Your purchase will be credited at the net asset value calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER CALVERT FEATURES / POLICIES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature, which may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of fund shares by fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund's Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitration for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request it believes to be market timing.

As stated under "How to Sell Shares" in this prospectus, retirement plan omnibus accounts maintained by a retirement plan service provider that (1) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (2) implements its own policies and procedures to detect and prevent market timing that are acceptable to the Fund's Board of Trustees/Directors, are exempt from the redemption fee. If a significant percentage of a Fund's shareholder accounts are held through retirement plan omnibus accounts that are not subject to the redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if a retirement plan omnibus account is exempt from the redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account.

There is no guarantee that Calvert will detect or prevent market timing activity.

Note: This Market Timing Policy does not apply to CSIF Money Market.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may: modify any terms or conditions of purchase of shares of any Fund (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of Fund prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. CSIF Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

Please maintain a balance in each of your Fund accounts of at least $1,000 per class ($5,000 for CSIF Enhanced Equity and Calvert Social Index Fund). If the balance in your account falls below the minimum during a month, a low balance fee will be charged to your account (CSIF Money Market, $3/month; CSIF Enhanced Equity, Calvert Large Cap Growth and Calvert Social Index Fund $15/year).

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.
CSIF Money Market	Accrued daily, paid monthly
CSIF Bond	Paid monthly
CSIF Balanced	Paid quarterly
CSIF Equity	Paid annually
Calvert Social Index Fund	Paid annually
CSIF Enhanced Equity	Paid annually
Calvert Large Cap Growth	Paid annually
Capital Accumulation	Paid annually
CWVF International Equity	Paid annually
New Vision Small Cap	Paid annually
Calvert Small Cap Value	Paid annually
Calvert Mid Cap Value	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not Applicable to Money Market Funds)

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes. If you invest in CWVF International Equity, you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on CSIF Money Market during the hold period will be returned for uncollected funds. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number and fund/class and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (CSIF Money Market only)

You may redeem shares in your CSIF Money Market account by writing a draft for at least $250. If you complete and return the signature card for draftwriting, CSIF Money Market will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. CSIF Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds and for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert money market accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

o The Fund name and account number.

o The amount of the transaction (in dollars or shares).

o Signatures of all owners exactly as registered on the account (for mail requests).

o Signature guarantees (if required).*

o Any supporting legal documentation that may be required.

o Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the Transfer Agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

Redemption Fee

Each Fund (except CSIF Money Market) charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund.

The redemption fee will only be waived in the following circumstances:

    Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
    Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
    The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.
    Involuntary redemptions of accounts under procedures set forth by a Fund's Board of Trustees/Directors.
    Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes (but no more than quarterly), or by a discretionary platform for mutual fund wrap programs for rebalancing purposes (but no more than quarterly).
    Redemption of shares purchased with reinvested dividends or capital gain distributions.
    Shares transferred from one retirement plan to another in the same Fund.
    Shares redeemed as part of a retirement plan termination or restructuring.
    Exchange or redemption transactions by accounts that the Fund or its Transfer Agent reasonably believes are maintained in a retirement plan omnibus account by a retirement plan service provider that either (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) implements its own policies and procedures to detect and prevent market timing that are acceptable to the Fund's Board of Trustees/Directors. For this purpose, a retirement plan omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the retirement plan service provider, not the Fund's transfer agent.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess the redemption fee on underlying shareholder accounts. Calvert seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fee. There are no assurances that Calvert will be successful in identifying all intermediaries or that intermediaries will properly assess the fee.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which for 2002 through 2005 were audited by KPMG LLP. Their report, along with a Fund's financial statements, is included in the Fund's annual report, which is available upon request. The information for the year ended September 30, 2001, was audited by other auditors.

CSIF Balanced
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2005	2004
Net asset value, beginning		$26.13	$24.35
Income from investment operations
Net investment income		.44	.36
Net realized and unrealized gain (loss)		2.08	1.77
Total from investment operations		2.52	2.13
Distributions from
Net investment income		(.40)	(.35)
Total distributions		(.40)	(.35)
Total increase (decrease) in net asset value		2.12	1.78
Net asset value, ending		$28.25	$26.13

Total return*		9.68%	8.77%
Ratios to average net assets: A
Net investment income		1.59%	1.37%
Total expenses		1.22%	1.25%
Expenses before offsets		1.22%	1.25%
Net expenses		1.21%	1.25%
Portfolio turnover		83%	106%
Net assets, ending (in thousands)		$517,840	$486,255

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2003	2002	2001
Net asset value, beginning	$21.44	$24.48	$33.23
Income from investment operations
Net investment income	.38	.56	.84
Net realized and unrealized gain (loss)	2.87	(3.04)	(6.37)
Total from investment operations	3.25	(2.48)	(5.53)
Distributions from
Net investment income	(.34)	(.56)	(.82)
Net realized gains	--	--	(2.40)
Total distributions	(.34)	(.56)	(3.22)
Total increase (decrease) in net asset value	2.91	(3.04)	(8.75)
Net asset value, ending	$24.35	$21.44	$24.48

Total return*	15.28%	(10.38%)	(17.74%)
Ratios to average net assets: A
Net investment income	1.67%	2.23%	2.98%
Total expenses	1.25%	1.25%	1.20%
Expenses before offsets	1.25%	1.25%	1.20%
Net expenses	1.24%	1.25%	1.19%
Portfolio turnover	175%	192%	214%
Net assets, ending (in thousands)	$480,201	$458,947	$532,008

See notes to financial highlights.

CSIF Balanced
Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2005	2004
Net asset value, beginning		$25.94	$24.18
Income from investment operations
Net investment income		.17	.11
Net realized and unrealized gain (loss)		2.06	1.74
Total from investment operations		2.23	1.85
Distributions from
Net investment income		(.12)	(.09)
Total distributions		(.12)	(.09)
Total increase (decrease) in net asset value		2.11	1.76
Net asset value, ending		$28.05	$25.94

Total return*		8.62%	7.63%
Ratios to average net assets: A
Net investment income		.60%	.34%
Total expenses		2.20%	2.27%
Expenses before offsets		2.20%	2.27%
Net expenses		2.20%	2.26%
Portfolio turnover		83%	106%
Net assets, ending (in thousands)		$28,592	$24,839

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2003	2002	2001
Net asset value, beginning	$21.31	$24.33	$33.02
Income from investment operations
Net investment income	.13	.29	.56
Net realized and unrealized gain (loss)	2.86	(3.01)	(6.32)
Total from investment operations	2.99	(2.72)	(5.76)
Distributions from
Net investment income	(.12)	(.30)	(.53)
Net realized gains	--	--	(2.40)
Total distributions	(.12)	(.30)	(2.93)
Total increase (decrease) in net asset value	2.87	(3.02)	(8.69)
Net asset value, ending	$24.18	$21.31	$24.33

Total return*	14.06%	(11.31%)	(18.54%)
Ratios to average net assets: A
Net investment income	.55%	1.17%	1.95%
Total expenses	2.34%	2.31%	2.22%
Expenses before offsets	2.34%	2.31%	2.22%
Net expenses	2.34%	2.31%	2.20%
Portfolio turnover	175%	192%	214%
Net assets, ending (in thousands)	$19,670	$14,805	$14,361

See notes to financial highlights.

CSIF Balanced
Financial Highlights
		Years Ended
		September 30,	September 30,
Class C Shares		2005	2004
Net asset value, beginning		$25.70	$23.95
Income from investment operations
Net investment income		.18	.12
Net realized and unrealized gain (loss)		2.04	1.73
Total from investment operations		2.22	1.85
Distributions from
Net investment income		(.13)	(.10)
Total distributions		(.13)	(.10)
Total increase (decrease) in net asset value		2.09	1.75
Net asset value, ending		$27.79	$25.70

Total return*		8.67%	7.71%
Ratios to average net assets: A
Net investment income		.65%	.39%
Total expenses		2.16%	2.22%
Expenses before offsets		2.16%	2.22%
Net expenses		2.15%	2.22%
Portfolio turnover		83%	106%
Net assets, ending (in thousands)		$25,980	$21,819

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2003	2002	2001
Net asset value, beginning	$21.12	$24.10	$32.74
Income from investment operations
Net investment income	.13	.29	.56
Net realized and unrealized gain (loss)	2.82	(2.96)	(6.29)
Total from investment operations	2.95	(2.67)	(5.73)
Distributions from
Net investment income	(.12)	(.31)	(.51)
Net realized gains	--	--	(2.40)
Total distributions	(.12)	(.31)	(2.91)
Total increase (decrease) in net asset value	2.83	(2.98)	(8.64)
Net asset value, ending	$23.95	$21.12	$24.10

Total return*	14.02%	(11.25%)	(18.60%)
Ratios to average net assets: A
Net investment income	.59%	1.20%	1.98%
Total expenses	2.31%	2.29%	2.19%
Expenses before offsets	2.31%	2.29%	2.19%
Net expenses	2.30%	2.28%	2.18%
Portfolio turnover	175%	192%	214%
Net assets, ending (in thousands)	$16,585	$12,626	$12,889

See notes to financial highlights.

CSIF Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2005	2004
Net asset value, beginning		$31.63	$29.43
Income from investment operations
Net investment income (loss)		.03	(.09)
Net realized and unrealized gain (loss)		3.72	2.29
Total from investment operations		3.75	2.20
Total increase (decrease) in net asset value		3.75	2.20
Net asset value, ending		$35.38	$31.63

Total return*		11.86%	7.48%
Ratios to average net assets: A
Net investment income (loss)		.08%	(.32%)
Total expenses		1.25%	1.25%
Expenses before offsets		1.25%	1.25%
Net expenses		1.24%	1.24%
Portfolio turnover		31%	17%
Net assets, ending (in thousands)		$858,873	$695,472

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2003	2002	2001
Net asset value, beginning	$23.84	$27.72	$33.05
Income from investment operations
Net investment income (loss)	(.06)	(.04)	(.02)
Net realized and unrealized gain (loss)	5.67	(2.96)	(3.68)
Total from investment operations	5.61	(3.00)	(3.70)
Distributions from
Net realized gains	(.02)	(.88)	(1.63)
Total increase (decrease) in net asset value	5.59	(3.88)	(5.33)
Net asset value, ending	$29.43	$23.84	$27.72

Total return*	23.56%	(11.58%)	(11.82%)
Ratios to average net assets: A
Net investment income (loss)	(.26%)	(.12%)	(.07%)
Total expenses	1.29%	1.29%	1.26%
Expenses before offsets	1.29%	1.29%	1.26%
Net expenses	1.29%	1.29%	1.24%
Portfolio turnover	29%	28%	43%
Net assets, ending (in thousands)	$530,322	$326,112	$252,068

See notes to financial highlights.

CSIF Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2005	2004
Net asset value, beginning		$29.61	$27.78
Income from investment operations
Net investment income (loss)		(0.24)	(.33)
Net realized and unrealized gain (loss)		3.47	2.16
Total from investment operations		3.23	1.83
Total increase (decrease) in net asset value		3.23	1.83
Net asset value, ending		32.84	$29.61

Total return*		10.91%	6.59%
Ratios to average net assets: A
Net investment income (loss)		(.77%)	(1.16%)
Total expenses		2.09%	2.09%
Expenses before offsets		2.09%	2.09%
Net expenses		2.09%	2.08%
Portfolio turnover		31%	17%
Net assets, ending (in thousands)		$105,189	$86,242

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2003	2002	2001
Net asset value, beginning	$22.70	$26.67	$32.17
Income from investment operations
Net investment income (loss)	(.25)	(.24)	(.24)
Net realized and unrealized gain (loss)	5.35	(2.85)	(3.63)
Total from investment operations	5.10	(3.09)	(3.87)
Distributions from
Net realized gains	(.02)	(.88)	(1.63)
Total increase (decrease) in net asset value	5.08	(3.97)	(5.50)
Net asset value, ending	$27.78	$22.70	$26.67

Total return*	22.50%	(12.39%)	(12.71%)
Ratios to average net assets: A
Net investment income (loss)	(1.12%)	(1.02%)	(1.00%)
Total expenses	2.15%	2.19%	2.20%
Expenses before offsets	2.15%	2.19%	2.20%
Net expenses	2.15%	2.19%	2.17%
Portfolio turnover	29%	28%	43%
Net assets, ending (in thousands)	$70,824	$43,091	$30,015

See notes to financial highlights.

CSIF Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class C Shares		2005	2004
Net asset value, beginning		$27.64	$25.92
Income from investment operations.
Net investment income (loss)		(.20)	(.27)
Net realized and unrealized gain (loss)		3.24	1.99
Total from investment operations		3.04	1.72
Total increase (decrease) in net asset value		3.04	1.72
Net asset value, ending		$30.68	$27.64

Total return*		11.00%	6.64%
Ratios to average net assets: A
Net investment income (loss)		(.69%)	(1.09%)
Total expenses		2.01%	2.03%
Expenses before offsets		2.01%	2.03%
Net expenses		2.01%	2.03%
Portfolio turnover		31%	17%
Net assets, ending (in thousands)		$107,305	$86,514

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2003	2002	2001
Net asset value, beginning	$21.17	$24.91	$30.13
Income from investment operations.
Net investment income (loss)	(.22)	(.21)	(.22)
Net realized and unrealized gain (loss)	4.99	(2.65)	(3.37)
Total from investment operations	4.77	(2.86)	(3.59)
Distributions from
Net realized gains	(.02)	(.88)	(1.63)
Total increase (decrease) in net asset value	4.75	(3.74)	(5.22)
Net asset value, ending	$25.92	$21.17	$24.91

Total return*	22.56%	(12.34%)	(12.63%)
Ratios to average net assets: A
Net investment income (loss)	(1.06%)	(.96%)	(.94%)
Total expenses	2.10%	2.14%	2.14%
Expenses before offsets	2.10%	2.14%	2.14%
Net expenses	2.09%	2.13%	2.11%
Portfolio turnover	29%	28%	43%
Net assets, ending (in thousands)	$61,897	$37,109	$26,455

See notes to financial highlights.

Calvert Social Index Fund
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2005 (z)	2004 (z)
Net asset value, beginning		$10.43	$9.55
Income from investment operations
Net investment income		.13	.06
Net realized and unrealized gain (loss)		.84	.87
Total from investment operations		.97	.93
Distributions from:
Net investment income		(.11)	(.05)
Total distributions		(.11)	(.05)
Total increase (decrease) in net asset value		0.86	0.88
Net asset value, ending		$11.29	$10.43

Total return*		9.31%	9.73%
Ratios to average net assets: A
Net investment income		1.21%	.64%
Total expenses		1.34%	1.48%
Expenses before offsets		.77%	.77%
Net expenses		.75%	.75%
Portfolio turnover		14%	14%
Net assets, ending (in thousands)		$44,108	$39,684

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2003	2002	2001
Net asset value, beginning		$7.50	$9.68	$14.78
Income from investment operations
Net investment income	.	.05	.03	.04
Net realized and unrealized gain (loss)		2.03	(2.17)	(5.10)
Total from investment operations		2.08	(2.14)	(5.06)
Distributions from:
Net investment income		(.03)	(.04)	(.04)
Total distributions		(.03)	(.04)	(.04)
Total increase (decrease) in net asset value		2.05	(2.18)	(5.10)
Net asset value, ending		$9.55	$7.50	$9.68

Total return*		27.88%	(22.27%)	(34.31%)
Ratios to average net assets: A
Net investment income		.63%	.36%	.33%
Total expenses		1.62%	1.65%	1.84%
Expenses before offsets		.77%	.77%	.85%
Net expenses		.75%	.75%	.75%
Portfolio turnover		7%	9%	13%
Net assets, ending (in thousands)		$27,802	$17,663	$18,614

See notes to financial highlights.

Calvert Social Index Fund
Financial Highlights

	Years Ended
	September 30,	September 30,
Class B Shares	2005 (z)	2004 (z)
Net asset value, beginning	$10.05	$9.30
Income from investment operations
Net investment income (loss)	.02	(.03)
Net realized and unrealized gain (loss)	.81	.83
Total from investment operations	.83	.80
Distributions from:
Net investment income	(.01)	(.05)
Total distributions	(.01)	(.05)
Total increase (decrease) in net asset value	0.82	0.75
Net asset value, ending	$10.87	$10.05

Total return*	8.29%	8.57%
Ratios to average net assets: A
Net investment income (loss)	.21%	(.36%)
Total expenses	2.43%	2.61%
Expenses before offsets	1.77%	1.77%
Net expenses	1.75%	1.75%
Portfolio turnover	14%	14%
Net assets, ending (in thousands)	$4,623	$4,072

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2003	2002	2001
Net asset value, beginning	$7.38	$9.60	$14.77
Income from investment operations
Net investment income (loss)	.01	(.03)	(.07)
Net realized and unrealized gain (loss)	1.94	(2.18)	(5.09)
Total from investment operations	1.95	(2.21)	(5.16)
Distributions from:
Net investment income	(.03)	(.01)	(.01)
Total distributions	(.03)	(.01)	(.01)
Total increase (decrease) in net asset value	1.92	(2.22)	(5.17)
Net asset value, ending	$9.30	$7.38	$9.60

Total return*	26.55%	(23.05%)	(34.96%)
Ratios to average net assets: A
Net investment income (loss)	(.37%)	(.62%)	(.66%)
Total expenses	3.05%	3.44%	5.67%
Expenses before offsets	1.77%	1.77%	1.85%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	7%	9%	13%
Net assets, ending (in thousands)	$2,369	$1,164	$860

See notes to financial highlights.

Calvert Social Index Fund
Financial Highlights

	Years Ended
	September 30,	September 30,
Class C Shares	2005 (z)	2004 (z)
Net asset value, beginning	$10.05	$9.29
Income from investment operations
Net investment income (loss)	.02	(.03)
Net realized and unrealized gain (loss)	.80	.84
Total from investment operations	.82	.81
Distributions from:
Net investment income	(.01)	(.05)
Total distributions	(.01)	(.05)
Total increase (decrease) in net asset value	0.81	0.76
Net asset value, ending	$10.86	$10.05

Total return*	8.19%	8.69%
Ratios to average net assets: A
Net investment income (loss)	.21%	(.36%)
Total expenses	2.30%	2.46%
Expenses before offsets	1.77%	1.77%
Net expenses	1.75%	1.75%
Portfolio turnover	14%	14%
Net assets, ending (in thousands)	$5,542	$4,896

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2003	2002	2001
Net asset value, beginning	$7.37	$9.58	$14.76
Income from investment operations
Net investment income (loss)	.01	(.04)	(.07)
Net realized and unrealized gain (loss)	1.94	(2.16)	(5.09)
Total from investment operations	1.95	(2.20)	(5.16)
Distributions from:
Net investment income	(.03)	(.01)	(.02)
Total distributions	(.03)	(.01)	(.02)
Total increase (decrease) in net asset value	1.92	(2.21)	(5.18)
Net asset value, ending	$9.29	$7.37	$9.58

Total return*	26.59%	(23.00%)	(35.01%)
Ratios to average net assets: A
Net investment income (loss)	(.36%)	(.63%)	(.67%)
Total expenses	2.88%	2.93%	4.32%
Expenses before offsets	1.77%	1.77%	1.85%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	7%	9%	13%
Net assets, ending (in thousands)	$2,534	$1,391	$1,318

See notes to financial highlights.

CSIF Enhanced Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2005	2004
Net asset value, beginning		$16.96	$15.17
Income from investment operations
Net investment income (loss)		.12	.03
Net realized and unrealized gain (loss)		1.75	1.76
Total from investment operations		1.87	1.79
Distributions from
Net investment income		(.07)	--
Total increase (decrease) in net asset value		1.80	1.79
Net asset value, ending		$18.76	$16.96

Total return*		11.03%(r)	11.80%
Ratios to average net assets: A
Net investment income (loss)		.64%	.19%
Total expenses		1.38%	1.43%
Expenses before offsets		1.28%	1.43%
Net expenses		1.27%	1.41%
Portfolio turnover		38%	13%
Net assets, ending (in thousands)		$54,618	$55,253

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2003	2002	2001
Net asset value, beginning	$12.24	$14.64	$19.91
Income from investment operations
Net investment income (loss)	.03	.01	(.01)
Net realized and unrealized gain (loss)	2.90	(2.41)	(5.12)
Total from investment operations	2.93	(2.40)	(5.13)
Distributions from
Net investment income	--	--	--
Net realized gain	--	--	(.14)
Total distributions	--	--	(.14)
Total increase (decrease) in net asset value	2.93	(2.40)	(5.27)
Net asset value, ending	$15.17	$12.24	$14.64

Total return*	23.94%	(16.37%)	(25.93%)
Ratios to average net assets: A
Net investment income (loss)	.24%	.09%	(.06%)
Total expenses	1.54%	1.46%	1.43%
Expenses before offsets	1.45%	1.27%	1.32%
Net expenses	1.44%	1.25%	1.25%
Portfolio turnover	42%	36%	39%
Net assets, ending (in thousands)	$39,145	$26,842	$30,525

See notes to financial highlights.

CSIF Enhanced Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2005	2004
Net asset value, beginning		$15.84	$14.30
Income from investment operations
Net investment income (loss)		(.05)	(.12)
Net realized and unrealized gain (loss)		1.64	1.66
Total from investment operations		1.59	1.54
Total increase (decrease) in net asset value		1.59	1.54
Net asset value, ending		$17.43	$15.84

Total return*		10.04%(r)	10.77%
Ratios to average net assets: A
Net investment income (loss)		(.31%)	(.75%)
Total expenses		2.32%	2.37%
Expenses before offsets		2.22%	2.37%
Net expenses		2.21%	2.36%
Portfolio turnover		38%	13%
Net assets, ending (in thousands)		$9,043	$8,391

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2003	2002	2001
Net asset value, beginning	$11.67	$14.12	$19.41
Income from investment operations
Net investment income (loss)	(.10)	(.16)	(.20)
Net realized and unrealized gain (loss)	2.73	(2.29)	(4.95)
Total from investment operations	2.63	(2.45)	(5.15)
Distributions from
Net realized gain	--	--	(.14)
Total increase (decrease) in net asset value	2.63	(2.45)	(5.29)
Net asset value, ending	$14.30	$11.67	$14.12

Total return*	22.54%	(17.33%)	(26.70%)
Ratios to average net assets: A
Net investment income (loss)	(.82%)	(1.11%)	(1.18%)
Total expenses	2.55%	2.47%	2.42%
Expenses before offsets	2.51%	2.47%	2.42%
Net expenses	2.50%	2.45%	2.36%
Portfolio turnover	42%	36%	39%
Net assets, ending (in thousands)	$6,936	$4,980	$5,488

See notes to financial highlights.

CSIF Enhanced Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class C Shares		2005	2004
Net asset value, beginning		$15.90	$14.35
Income from investment operations
Net investment income (loss)		(.05)	(.10)
Net realized and unrealized gain (loss)		1.65	1.65
Total from investment operations		1.60	1.55
Total increase (decrease) in net asset value		1.60	1.55
Net asset value, ending		$17.50	$15.90

Total return*		10.06%(r)	10.80%
Ratios to average net assets: A
Net investment income (loss)		(.29%)	(.72%)
Total expenses		2.28%	2.34%
Expenses before offsets		2.18%	2.34%
Net expenses		2.17%	2.32%
Portfolio turnover		38%	13%
Net assets, ending (in thousands)		$7,344	$6,038

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2003	2002	2001
Net asset value, beginning	$11.71	$14.16	$19.48
Income from investment operations
Net investment income (loss)	(.10)	(.16)	(.19)
Net realized and unrealized gain (loss)	2.74	(2.29)	(4.99)
Total from investment operations	2.64	(2.45)	(5.18)
Distributions from
Net realized gain		--	(.14)
Total increase (decrease) in net asset value	2.64	(2.45)	(5.32)
Net asset value, ending	$14.35	$11.71	$14.16

Total return*	22.54%	(17.28%)	(26.76%)
Ratios to average net assets: A
Net investment income (loss)	(.83%)	(1.10%)	(1.14%)
Total expenses	2.56%	2.47%	2.38%
Expenses before offsets	2.51%	2.47%	2.38%
Net expenses	2.50%	2.45%	2.32%
Portfolio turnover	42%	36%	39%
Net assets, ending (in thousands)	$4,433	$3,060	$3,376

See notes to financial highlights.

Calvert Large Cap Growth
Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2005	2004	2003
Net asset value, beginning	$24.37	$21.09	$16.25
Income from investment operations
Net investment income (loss)	(.12)	(.10)	(.16)
Net realized and unrealized gain (loss)	5.07	3.38	5.00
Total from investment operations	4.95	3.28	4.84
Total increase (decrease) in net asset value	4.95	3.28	4.84
Net asset value, ending	$29.32	$24.37	$21.09

Total return*	20.31%	15.55%	29.78%
Ratios to average net assets: A
Net investment income (loss)	(.72%)	(.87%)	(1.07%)
Total expenses	1.56%	1.85%	2.53%
Expenses before offsets	1.56%	1.62%	1.70%
Net expenses	1.55%	1.61%	1.68%
Portfolio turnover	61%	56%	78%
Net assets, ending (in thousands)	$373,113	$97,781	$18,139

		Periods Ended
	September 30,	September 30	June 30,
Class A Shares	2002	2001##	2001#
Net asset value, beginning	$19.19	$23.27	$29.87
Income from investment operations
Net investment income (loss)	(.10)	(.02)	(.08)
Net realized and unrealized gain (loss)	(2.84)	(4.06)	(6.52)
Total from investment operations	(2.94)	(4.08)	(6.60)
Total increase (decrease) in net asset value	(2.94)	(4.08)	(6.60)
Net asset value, ending	$16.25	$19.19	$23.27

Total return*	(15.32%)	(17.53%)	(22.10%)
Ratios to average net assets: A
Net investment income (loss)	(.64%)	(.61%) (a)	(.54%) (a)
Total expenses	2.48%	2.62% (a)	3.02% (a)
Expenses before offsets	1.42%	1.39% (a)	1.42% (a)
Net expenses	1.39%	1.30% (a)	1.37% (a)
Portfolio turnover	71%	31%	122%
Net assets, ending (in thousands)	$8,758	$6,915	$7,318

See notes to financial highlights.

Calvert Large Cap Growth
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2005	2004	2003
Net asset value, beginning	$23.47	$20.50	$15.96
Income from investment operations
Net investment income (loss)	(.32)	(.29)	(.28)
Net realized and unrealized gain (loss)	4.82	3.26	4.82
Total from investment operations	4.50	2.97	4.54
Total increase (decrease) in net asset value	4.50	2.97	4.54
Net asset value, ending	$27.97	$23.47	$20.50

Total return*	19.17%	14.49%	28.45%
Ratios to average net assets: A
Net investment income (loss)	(1.62%)	(1.89%)	(2.07%)
Total expenses	2.47%	2.76%	3.51%
Expenses before offsets	2.47%	2.62%	2.70%
Net expenses	2.46%	2.61%	2.68%
Portfolio turnover	61%	56%	78%
Net assets, ending (in thousands)	$29,861	$12,614	$4,705

		Periods Ended
	September 30,	September 30,	June 30,
Class B Shares	2002	2001##	2001#
Net asset value, beginning	$19.04	$23.15	$29.87
Income from investment operations
Net investment income (loss)	(.25)	(.05)	(.21)
Net realized and unrealized gain (loss)	(2.83)	(4.06)	(6.51)
Total from investment operations	(3.08)	(4.11)	(6.72)
Total increase (decrease) in net asset value	(3.08)	(4.11)	(6.72)
Net asset value, ending	$15.96	$19.04	$23.15

Total return*	(16.18%)	(17.75%)	(22.50%)
Ratios to average net assets: A
Net investment income (loss)	(1.64%)	(1.60%) (a)	(1.55%) (a)
Total expenses	3.61%	4.19% (a)	6.17% (a)
Expenses before offsets	2.42%	2.39% (a)	2.42% (a)
Net expenses	2.39%	2.30% (a)	2.37% (a)
Portfolio turnover	71%	31%	122%
Net assets, ending (in thousands)	$2,074	$1,445	$1,372

See notes to financial highlights.

Calvert Large Cap Growth
Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2005	2004	2003
Net asset value, beginning	$23.55	$20.59	$16.02
Income from investment operations
Net investment income (loss)	(.25)	(.24)	(.26)
Net realized and unrealized gain (loss)	4.80	3.20	4.83
Total from investment operations	4.55	2.96	4.57
Total increase (decrease) in net asset value	4.55	2.96	4.57
Net asset value, ending	$28.10	$23.55	$20.59

Total return*	19.32%	14.38%	28.53%
Ratios to average net assets: A
Net investment income (loss)	(1.54%)	(1.88%)	(2.08%)
Total expenses	2.39%	2.74%	3.78%
Expenses before offsets	2.39%	2.62%	2.70%
Net expenses	2.38%	2.61%	2.68%
Portfolio turnover	61%	56%	78%
Net assets, ending (in thousands)	$41,036	$11,288	$2,635

		Periods Ended
	September 30,	September 30,	June 30,
Class C Shares	2002	2001##	2001#
Net asset value, beginning	$19.12	$23.24	$29.87
Income from investment operations
Net investment income (loss)	(.24)	(.06)	(.21)
Net realized and unrealized gain (loss)	(2.86)	(4.06)	(6.42)
Total from investment operations	(3.10)	(4.12)	(6.63)
Total increase (decrease) in net asset value	(3.10)	(4.12)	(6.63)
Net asset value, ending	$16.02	$19.12	$23.24

Total return*	(16.21%)	(17.73%)	(22.20%)
Ratios to average net assets: A
Net investment income (loss)	(1.64%)	(1.62%) (a)	(1.50%) (a)
Total expenses	3.96%	5.14% (a)	5.75% (a)
Expenses before offsets	2.42%	2.39% (a)	2.42% (a)
Net expenses	2.39%	2.30% (a)	2.37% (a)
Portfolio turnover	71%	31%	122%
Net assets, ending (in thousands)	$1,234	$691	$743

See notes to financial highlights.

Calvert Capital Accumulation
Financial Highlights

	Years Ended
	September 30,	September 30,
Class A Shares	2005	2004
Net asset value, beginning	$21.60	$19.82
Income from investment operations
Net investment income (loss)	(.31)	(.32)
Net realized and unrealized gain (loss)	2.13	2.10
Total from investment operations	1.82	1.78
Total increase (decrease) in net asset value	1.82	1.78
Net asset value, ending	$23.42	$21.60
Total return*	8.43%	8.98%
Ratios to average net assets: A
Net investment income (loss)	(1.26%)	(1.41%)
Total expenses	1.68%	1.73%
Expenses before offsets	1.68%	1.73%
Net expenses	1.68%	1.72%
Portfolio turnover	157%	101%
Net assets, ending (in thousands)	$110,970	$111,520

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2003	2002	2001
Net asset value, beginning	$15.79	$19.35	$36.34
Income from investment operations
Net investment income (loss)	(.26)	(.29)	(.14)
Net realized and unrealized gain (loss)	4.29	(3.26)	(11.61)
Total from investment operations	4.03	(3.55)	(11.75)
Distributions from
Net realized gain	--	(.01)	(5.24)
Total distributions	--	(.01)	(5.24)
Total increase (decrease) in net asset value	4.03	(3.56)	(16.99)
Net asset value, ending	$19.82	$15.79	$19.35

Total return*	25.52%	(18.36%)	(36.60%)
Ratios to average net assets: A
Net investment income (loss)	(1.48%)	(1.47%)	(1.18%)
Total expenses	1.82%	1.74%	1.69%
Expenses before offsets	1.82%	1.74%	1.69%
Net expenses	1.81%	1.73%	1.64%
Portfolio turnover	170%	93%	71%
Net assets, ending (in thousands)	$104,878	$83,643	$105,151

See notes to financial highlights.

Calvert Capital Accumulation
Financial Highlights

	Years Ended
	September 30,	September 30,
Class B Shares	2005	2004
Net asset value, beginning	$20.24	$18.73
Income from investment operations
Net investment income (loss)	(.49)	(.48)
Net realized and unrealized gain (loss)	2.01	1.99
Total from investment operations	1.52	1.51
Total increase (decrease) in net asset value	1.52	1.51
Net asset value, ending	$21.76	$20.24
Total return*	7.51%	8.06%
Ratios to average net assets: A
Net investment income (loss)	(2.12%)	(2.28%)
Total expenses	2.54%	2.60%
Expenses before offsets	2.54%	2.60%
Net expenses	2.53%	2.59%
Portfolio turnover	157%	101%
Net assets, ending (in thousands)	$16,503	$16,936

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2003	2002	2001
Net asset value, beginning	$15.07	$18.64	$35.47
Income from investment operations
Net investment income (loss)	(.39)	(.44)	(.24)
Net realized and unrealized gain (loss)	4.05	(3.12)	(11.35)
Total from investment operations	3.66	(3.56)	(11.59)
Distributions from
Net realized gain	--	(.01)	(5.24)
Total distributions	--	(.01)	(5.24)
Total increase (decrease) in net asset value	3.66	(3.57)	(16.83)
Net asset value, ending	$18.73	$15.07	$18.64

Total return*	24.29%	(19.11%)	(37.12%)
Ratios to average net assets: A
Net investment income (loss)	(2.45%)	(2.38%)	(2.04%)
Total expenses	2.79%	2.65%	2.56%
Expenses before offsets	2.79%	2.65%	2.56%
Net expenses	2.78%	2.64%	2.50%
Portfolio turnover	170%	93%	71%
Net assets, ending (in thousands)	$15,152	$11,534	$13,914

See notes to financial highlights.

Calvert Capital Accumulation
Financial Highlights

	Years Ended
	September 30,	September 30,
Class C Shares	2005	2004
Net asset value, beginning	$19.62	$18.15
Income from investment operations
Net investment income (loss)	(.44)	(.43)
Net realized and unrealized gain (loss)	1.92	1.90
Total from investment operations	1.48	1.47
Total increase (decrease) in net asset value	1.48	1.47
Net asset value, ending	$21.10	$19.62
Total return*	7.54%	8.10%
Ratios to average net assets: A
Net investment income (loss)	(2.07%)	(2.23%)
Total expenses	2.49%	2.55%
Expenses before offsets	2.49%	2.55%
Net expenses	2.49%	2.54%
Portfolio turnover	157%	101%
Net assets, ending (in thousands)	$14,038	$12,914

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2003	2002	2001
Net asset value, beginning	$14.59	$18.02	$34.48
Income from investment operations
Net investment income (loss)	(.37)	(.42)	(.22)
Net realized and unrealized gain (loss)	3.93	(3.00)	(11.00)
Total from investment operations	3.56	(3.42)	(11.22)
Distributions from
Net realized gain	--	(.01)	(5.24)
Total distributions	--	(.01)	(5.24)
Total increase (decrease) in net asset value	3.56	(3.43)	(16.46)
Net asset value, ending	$18.15	$14.59	$18.02

Total return*	24.40%	(18.99%)	(37.11%)
Ratios to average net assets: A
Net investment income (loss)	(2.35%)	(2.32%)	(1.98%)
Total expenses	2.69%	2.59%	2.49%
Expenses before offsets	2.69%	2.59%	2.49%
Net expenses	2.68%	2.58%	2.44%
Portfolio turnover	170%	93%	71%
Net assets, ending (in thousands)	$10,896	$8,365	$9,757

See notes to financial highlights.

Calvert World Values International Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2005	2004 (z)
Net asset value, beginning		$16.60	$14.55
Income from investment operations
Net investment income (loss)		.21	.10
Net realized and unrealized gain (loss)		3.59	2.12
Total from investment operations		3.80	2.22
Distributions from
Net investment income		(.11)	(.17)
Net realized gains		--	--
Total distributions		(.11)	(.17)
Total increase (decrease) in net asset value		3.69	2.05
Net asset value, ending		$20.29	$16.60

Total return*		22.95%	15.30%
Ratios to average net assets: A
Net investment income (loss)		1.23%	.60%
Total expenses		1.86%	1.97%
Expenses before offsets		1.86%	1.97%
Net expenses		1.85%	1.96%
Portfolio turnover		49%	72%
Net assets, ending (in thousands)		$297,151	$213,524

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2003	2002	2001
Net asset value, beginning		$11.99	$13.65	$21.77
Income from investment operations
Net investment income (loss)		.09	.01	.01
Net realized and unrealized gain (loss)		2.53	(1.59)	(6.75)
Total from investment operations	.	2.62	(1.58)	(6.74)
Distributions from
Net investment income		(.06)	--	--
Net realized gains		--	(.08)	(1.38)
Total distributions		(.06)	(.08)	(1.38)
Total increase (decrease) in net asset value		2.56	(1.66)	(8.12)
Net asset value, ending		$14.55	$11.99	$13.65

Total return*		21.93%	(11.69%)	(32.93%)
Ratios to average net assets: A
Net investment income (loss)		.72%	.06%	.07%
Total expenses		2.07%	2.02%	1.85%
Expenses before offsets		2.05%	2.00%	1.85%
Net expenses		2.05%	1.99%	1.83%
Portfolio turnover		71%	106%	93%
Net assets, ending (in thousands)		$162,699	$129,887	$152,278

See notes to financial highlights.

Calvert World Values International Equity
Financial Highlights

	Years Ended
	September 30,	September 30,
Class B Shares	2005	2004 (z)
Net asset value, beginning	$15.30	$13.57
Income from investment operations
Net investment income (loss)	0.15	(.08)
Net realized and unrealized gain (loss)	3.16	1.97
Total from investment operations	3.31	1.89
Distributions from:
Net investment income	--	(.16)
Net realized gains	--	--
Total distributions	--	(.16)
Total increase (decrease) in net asset value	3.31	1.73
Net asset value, ending	$18.61	$15.30

Total return*	21.63%	13.95%
Ratios to average net assets: A
Net investment income (loss)	.20%	(.54%)
Total expenses	2.92%	3.14%
Expenses before offsets	2.92%	3.14%
Net expenses	2.91%	3.13%
Portfolio turnover	49%	72%
Net assets, ending (in thousands)	$14,232	$8,934

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2003	2002	2001
Net asset value, beginning	$11.33	$13.09	$21.20
Income from investment operations
Net investment income (loss)	(.08)	(.16)	(.18)
Net realized and unrealized gain (loss)	2.38	(1.52)	(6.55)
Total from investment operations	2.30	(1.68)	(6.73)
Distributions from:
Net investment income	(.06)	--	--
Net realized gains	--	(.08)	(1.38)
Total distributions	(.06)	(.08)	(1.38)
Total increase (decrease) in net asset value	2.24	(1.76)	(8.11)
Net asset value, ending	$13.57	$11.33	$13.09

Total return*	20.34%	(12.96%)	(33.82%)
Ratios to average net assets: A
Net investment income (loss)	(.64%)	(1.22%)	(1.13%)
Total expenses	3.44%	3.33%	3.08%
Expenses before offsets	3.42%	3.31%	3.08%
Net expenses	3.41%	3.31%	3.06%
Portfolio turnover	71%	106%	93%
Net assets, ending (in thousands)	$6,176	$4,424	$4,542

See notes to financial highlights.

Calvert World Values International Equity

Financial Highlights

		Years Ended
		September 30,	September 30,
Class C Shares		2005	2004 (z)
Net asset value, beginning		$14.91	$13.18
Income from investment operations
Net investment income (loss)		.15	(.04)
Net realized and unrealized gain (loss)		3.12	1.92
Total from investment operations		3.27	1.88
Distributions from:
Net investment income		--	(.15)
Net realized gains		--	--
Total distributions		--	(.15)
Total increase (decrease) in net asset value		3.27	1.73
Net asset value, ending		$18.18	$14.91

Total return*		21.93%	14.33%
Ratios to average net assets: A
Net investment income (loss)		.38%	(.25%)
Total expenses		2.75%	2.85%
Expenses before offsets		2.75%	2.85%
Net expenses		2.74%	2.84%
Portfolio turnover		49%	72%
Net assets, ending (in thousands)		$22,856	$14,533

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2003	2002	2001
Net asset value, beginning		$10.97	$12.64	$20.46
Income from investment operations
Net investment income (loss)		(.03)	(.12)	(.14)
Net realized and unrealized gain (loss)		2.30	(1.47)	(6.30)
Total from investment operations	.	2.27	(1.59)	(6.44)
Distributions from
Net investment income		(.06)	--	--
Net realized gains		--	(.08)	(1.38)
Total distributions		(.06)	(.08)	(1.38)
Total increase (decrease) in net asset value		2.21	(1.67)	(7.82)
Net asset value, ending		$13.18	$10.97	$12.64

Total return*		20.72%	(12.71%)	(33.62%)
Ratios to average net assets: A
Net investment income (loss)		(.27%)	(.95%)	(.89%)
Total expenses		3.09%	3.05%	2.81%
Expenses before offsets		3.07%	3.04%	2.81%
Net expenses		3.07%	3.03%	2.79%
Portfolio turnover		71%	106%	93%
Net assets, ending (in thousands)		$9,764	$7,021	$7,434

See notes to financial highlights.

Calvert New Vision Small Cap
Financial Highlights

	Years Ended
	September 30,	September 30,
Class A Shares	2005	2004
Net asset value, beginning	$18.70	$16.43
Income from investment operations
Net investment income (loss)	(.06)	(.10)
Net realized and unrealized gain (loss)	.22	2.37
Total from investment operations	.16	2.27
Distributions from
Net investment income	--	--
Net realized gain	(.61)	--
Total distributions	(.61)	--
Total increase (decrease) in net asset value	(.45)	2.27
Net asset value, ending	$18.25	$18.70
Total return*	0.64%	13.82%
Ratios to average net assets: A
Net investment income (loss)	(0.28%)	(0.53%)
Total expenses	1.71%	1.69%
Expenses before offsets	1.71%	1.69%
Net expenses	1.70%	1.68%
Portfolio turnover	169%	54%
Net assets, ending (in thousands)	$172,540	$214,143

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2003	2002	2001
Net asset value, beginning	$13.61	$15.39	$18.43
Income from investment operations
Net investment income (loss)	(.15)	.19	(.11)
Net realized and unrealized gain (loss)	3.11	(1.60)	(1.51)
Total from investment operations	2.96	(1.41)	(1.62)
Distributions from
Net investment income	(.13)	--	--
Net realized gain	(.01)	(.37)	(1.42)
Total distributions	(.14)	(.37)	(1.42)
Total increase (decrease) in net asset value	2.82	(1.78)	(3.04)
Net asset value, ending	$16.43	$13.61	$15.39
Total return*	21.89%	(9.65%)	(8.99%)
Ratios to average net assets: A
Net investment income (loss)	(1.03%)	1.11%	(.66%)
Total expenses	1.77%	1.70%	1.76%
Expenses before offsets	1.76%	1.70%	1.72%
Net expenses	1.75%	1.70%	1.63%
Portfolio turnover	54%	41%	66%
Net assets, ending (in thousands)	$157,611	$109,207	$84,979

See notes to financial highlights.

Calvert New Vision Small Cap
Financial Highlights

	Years Ended
	September 30,	September 30,
Class B Shares	2005	2004
Net asset value, beginning	$17.45	$15.47
Income from investment operations
Net investment income (loss)	(.24)	(.24)
Net realized and unrealized gain (loss)	.24	2.22
Total from investment operations	(.00)	1.98
Distributions from
Net investment income	--	--
Net realized gain	(.61)	--
Total distributions	(.61)	--
Total increase (decrease) in net asset value	(.61)	1.98
Net asset value, ending	$16.84	$17.45

Total return*	(0.25%)	12.80%
Ratios to average net assets: A
Net investment income (loss)	(1.18%)	(1.42%)
Total expenses	2.61%	2.58%
Expenses before offsets	2.60%	2.58%
Net expenses	2.60%	2.57%
Portfolio turnover	169%	54%
Net assets, ending (in thousands)	$20,309	$26,089

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2003	2002	2001
Net asset value, beginning	$12.94	$14.80	$17.96
Income from investment operations
Net investment income (loss)	(.22)	.03	(.27)
Net realized and unrealized gain (loss)	2.88	(1.52)	(1.47)
Total from investment operations	2.66	(1.49)	(1.74)
Distributions from
Net investment income	(.12)	--	--
Net realized gain	(.01)	(.37)	(1.42)
Total distributions	(.13)	(.37)	(1.42)
Total increase (decrease) in net asset value	2.53	(1.86)	(3.16)
Net asset value, ending	$15.47	$12.94	$14.80

Total return*	20.71%	(10.59%)	(9.96%)
Ratios to average net assets: A
Net investment income (loss)	(2.02%)	.18%	(1.74%)
Total expenses	2.76%	2.76%	2.87%
Expenses before offsets	2.75%	2.76%	2.82%
Net expenses	2.74%	2.76%	2.71%
Portfolio turnover	54%	41%	66%
Net assets, ending (in thousands)	$19,522	$11,878	$6,477

See notes to financial highlights.

Calvert New Vision Small Cap
Financial Highlights

	Years Ended
	September 30,	September 30,
Class C Shares	2005	2004
Net asset value, beginning	$17.57	$15.57
Income from investment operations
Net investment income (loss)	(.21)	(.21)
Net realized and unrealized gain (loss)	.23	2.21
Total from investment operations	.02	2.00
Distributions from
Net investment income	--	--
Net realized gain	(.61)	--
Total distributions	(.61)	--
Total increase (decrease) in net asset value	(.59)	2.00
Net asset value, ending	$16.98	$17.57

Total return*	(0.13%)	12.85%
Ratios to average net assets: A
Net investment income (loss)	(1.06%)	(1.33%)
Total expenses	2.50%	2.49%
Expenses before offsets	2.49%	2.49%
Net expenses	2.48%	2.48%
Portfolio turnover	169%	54%
Net assets, ending (in thousands)	$23,131	$27,501

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2003	2002	2001
Net asset value, beginning	$13.00	$14.85	$17.99
Income from investment operations
Net investment income (loss)	(.23)	.04	(.24)
Net realized and unrealized gain (loss)	2.93	(1.52)	(1.48)
Total from investment operations	2.70	(1.48)	(1.72)
Distributions from
Net investment income	(.12)	--	--
Net realized gain	(.01)	(.37)	(1.42)
Total distributions	(.13)	(.37)	(1.42)
Total increase (decrease) in net asset value	2.57	(1.85)	(3.14)
Net asset value, ending	$15.57	$13.00	$14.85

Total return*	20.93%	(10.49%)	(9.83%)
Ratios to average net assets: A
Net investment income (loss)	(1.89%)	0.27%	(1.56%)
Total expenses	2.64%	2.60%	2.69%
Expenses before offsets	2.62%	2.60%	2.65%
Net expenses	2.61%	2.59%	2.54%
Portfolio turnover	54%	41%	66%
Net assets, ending (in thousands)	$19,092	$13,260	$8,489

See notes to financial highlights.

Calvert Small Cap Value
Financial Highlights

Year Ended
September 30,
Class A Shares	2005 (s)(z)
Net asset value, beginning	$15.00
Income from investment operations
Net investment income	(.15)
Net realized and unrealized gain (loss)	1.31
Total from investment operations	1.16
Total increase (decrease) in net asset value	1.16
Net asset value, ending	$16.16

Total return*	7.73%
Ratios to average net assets: A
Net investment income	(1.01%) (a)
Total expenses	2.40% (a)
Expenses before offsets	1.80% (a)
Net expenses	1.69% (a)
Portfolio turnover	39%
Net assets, ending (in thousands)	$19,060

Period Ended
September 30,
Class C Shares	2005 (t)(z)
Net asset value, beginning	$15.70
Income from investment operations
Net investment income	(.13)
Net realized and unrealized gain (loss)	.52
Total from investment operations	.39
Total increase (decrease) in net asset value	.39
Net asset value, ending	$16.09

Total return*	2.48%
Ratios to average net assets: A
Net investment income	(2.04%) (a)
Total expenses	21.28% (a)
Expenses before offsets	2.80% (a)
Net expenses	2.69% (a)
Portfolio turnover	24%
Net assets, ending (in thousands)	$203

See notes to financial highlights.

Calvert Mid Cap Value
Financial Highlights

Year Ended,
September 30,
Class A Shares	2005(s)(z)
Net asset value, beginning	$15.00
Income from investment operations
Net investment income	(.14)
Net realized and unrealized gain (loss)	2.30
Total from investment operations	2.16
Total increase (decrease) in net asset value	2.16
Net asset value, ending	$17.16

Total return*	14.40%
Ratios to average net assets: A
Net investment income	(.89%) (a)
Total expenses	2.29% (a)
Expenses before offsets	1.69% (a)
Net expenses	1.59% (a)
Portfolio turnover	55%
Net assets, ending (in thousands)	$19,362

Period Ended,
September 30,
Class C Shares	2005(t)(z)
Net asset value, beginning	$16.62
Income from investment operations
Net investment income	(.13)
Net realized and unrealized gain (loss)	.60
Total from investment operations	.47
Total increase (decrease) in net asset value	.47
Net asset value, ending	$17.09

Total return*	2.83%
Ratios to average net assets: A
Net investment income	(1.86%) (a)
Total expenses	11.25% (a)
Expenses before offsets	2.69% (a)
Net expenses	2.59% (a)
Portfolio turnover	34%
Net assets, ending (in thousands)	$382

See notes to financial highlights.

CSIF Bond
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2005	2004
Net asset value, beginning		$16.33	$16.29
Income from investment operations
Net investment income		.47	.45
Net realized and unrealized gain (loss)		.32	.48
Total from investment operations		.79	.93
Distributions from
Net investment income		(.48)	(.45)
Net realized gains		(.46)	(.44)
Total distributions		(.94)	(.89)
Total increase (decrease) in net asset value		(0.15)	0.04
Net asset value, ending		$16.18	$16.33

Total return*		5.05%	5.97%
Ratios to average net assets: A
Net investment income		3.00%	2.82%
Total expenses		1.16%	1.19%
Expenses before offsets		1.16%	1.19%
Net expenses		1.16%	1.18%
Portfolio turnover		161%	244%
Net assets, ending (in thousands)		$237,396	$172,470

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2003	2002	2001
Net asset value, beginning	$15.80	$16.38	$15.38
Income from investment operations
Net investment income	.58	.80	1.01
Net realized and unrealized gain (loss)	.67	(.01)	.99
Total from investment operations	1.25	.79	2.00
Distributions from
Net investment income	(.56)	(.82)	(1.00)
Net realized gains	(.20)	(.55)	--
Total distributions	(.76)	(1.37)	(1.00)
Total increase (decrease) in net asset value	.49	(.58)	1.00
Net asset value, ending	$16.29	$15.80	$16.38

Total return*	8.20%	5.18%	13.46%
Ratios to average net assets: A
Net investment income	3.62%	5.07%	6.32%
Total expenses	1.18%	1.19%	1.19%
Expenses before offsets	1.18%	1.19%	1.19%
Net expenses	1.17%	1.18%	1.17%
Portfolio turnover	395%	607%	955%
Net assets, ending (in thousands)	$148,791	$128,077	$96,736

See notes to financial highlights.

CSIF Bond
Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2005	2004
Net asset value, beginning		$16.27	$16.22
Income from investment operations
Net investment income		.32	.31
Net realized and unrealized gain (loss)		.31	.49
Total from investment operations		.63	.80
Distributions from
Net investment income		(.33)	(.31)
Net realized gains		(.46)	(.44)
Total distributions		(.79)	(.75)
Total increase (decrease) in net asset value		(.16)	.05
Net asset value, ending		$16.11	$16.27

Total return*		4.03%	5.11%
Ratios to average net assets: A
Net investment income		2.03%	1.93%
Total expenses		2.11%	2.09%
Expenses before offsets		2.11%	2.09%
Net expenses		2.10%	2.08%
Portfolio turnover		161%	244%
Net assets, ending (in thousands)		$18,559	$17,605

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2003	2002	2001
Net asset value, beginning	$15.75	$16.32	$15.33
Income from investment operations
Net investment income	.43	.65	.85
Net realized and unrealized gain (loss)	.66	--	.98
Total from investment operations	1.09	.65	1.83
Distributions from
Net investment income	(.42)	(.67)	(0.84)
Net realized gains	(.20)	(.55)	--
Total distributions	(.62)	(1.22)	(0.84)
Total increase (decrease) in net asset value	.47	(.57)	0.99
Net asset value, ending	$16.22	$15.75	$16.32

Total return*	7.13%	4.26%	12.31%
Ratios to average net assets: A
Net investment income	2.70%	4.10%	5.21%
Total expenses	2.08%	2.13%	2.19%
Expenses before offsets	2.08%	2.13%	2.19%
Net expenses	2.07%	2.12%	2.17%
Portfolio turnover	395%	607%	955%
Net assets, ending (in thousands)	$18,860	$14,305	$8,046

See notes to financial highlights.

CSIF Bond
Financial Highlights

		Years Ended
		September 30,	September 30,
Class C Shares		2005	2004
Net asset value, beginning		$16.25	$16.21
Income from investment operations
Net investment income		.34	.31
Net realized and unrealized gain (loss)		.30	.48
Total from investment operations		.64	.79
Distributions from
Net investment income		(.34)	(.31)
Net realized gains		(.46)	(.44)
Total distributions		(.80)	(.75)
Total increase (decrease) in net asset value		(.16)	.04
Net asset value, ending		$16.09	$16.25

Total return*		4.09%	5.06%
Ratios to average net assets: A
Net investment income		2.13%	1.94%
Total expenses		2.04%	2.07%
Expenses before offsets		2.04%	2.07%
Net expenses		2.03%	2.06%
Portfolio turnover		161%	244%
Net assets, ending (in thousands)		$19,276	$13,130

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2003	2002	2001
Net asset value, beginning	$15.73	$16.30	$15.31
Income from investment operations
Net investment income	.43	.63	.84
Net realized and unrealized gain (loss)	.67	.01	.96
Total from investment operations	1.10	.64	1.80
Distributions from
Net investment income	(.42)	(.66)	(.81)
Net realized gains	(.20)	(.55)	--
Total distributions	(.62)	(1.21)	(.81)
Total increase (decrease) in net asset value	.48	(.57)	.99
Net asset value, ending	$16.21	$15.73	$16.30

Total return*	7.21%	4.24%	12.06%
Ratios to average net assets: A
Net investment income	2.71%	4.07%	5.10%
Total expenses	2.07%	2.13%	2.38%
Expenses before offsets	2.07%	2.13%	2.38%
Net expenses	2.06%	2.12%	2.36%
Portfolio turnover	395%	607%	955%
Net assets, ending (in thousands)	$11,320	$9,278	$3,524

See notes to financial highlights.

CSIF Money Market
Financial Highlights

		Years Ended
		September 30,	September 30,
Class O Shares		2005	2004
Net asset value, beginning		$1.00	$1.00
Income from investment operations
Net investment income		.019	.004
Distributions from
Net investment income		(.019)	(.004)

Net asset value, ending		$1.00	$1.00

Total return*		1.94%	.44%
Ratios to average net assets: A
Net investment income		1.91%	.44%
Total expenses	.	.91%	.91%
Expenses before offsets		.88%	.88%
Net expenses		.87%	.87%
Net assets, ending (in thousands)		$160,218	$169,916

		Years Ended
	September 30,	September 30,	September 30,
Class O Shares	2003	2002	2001
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.006	.015	.045
Distributions from
Net investment income	(.006)	(.015)	(.045)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.63%	1.49%	4.63%
Ratios to average net assets: A
Net investment income	.63%	1.48%	4.52%
Total expenses	.90%	.89%	.84%
Expenses before offsets	.88%	.88%	.84%
Net expenses	.87%	.87%	.83%
Net assets, ending (in thousands)	$181,788	$192,680	$206,061

See notes to financial highlights.

NOTES TO FINANCIAL HIGHLIGHTS

A Total expenses do not reflect amounts reimbursed and/or waived by the advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

(a) Annualized.

(r) Total return would have been 10.86%, 9.79% and 9.81% for Classes A, B and C, respectively, of CSIF Enhanced Equity, without the payment by affiliate.

(s) From October 1, 2004 inception.

(t) From April 1, 2005 inception.

(z) Per share figures are calculated using the Average Shares Method.

# From October 31, 2000 inception.

# # Three month audited period.

EXHIBIT A

Service Fees and Arrangements with Broker/Dealers

Calvert Distributors, Inc., each Fund's principal underwriter, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C), when you purchase shares of non-money market funds. CDI also pays broker/dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

Maximum Commission/Service Fees
CSIF Money Market	None/0.05%
	Class A*	Class B**	Class C***
CSIF Balanced	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Social Index Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CSIF Enhanced Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Large Cap Growth	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Capital Accumulation	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
CWVF International Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
New Vision Small Cap	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Small Cap Value	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Mid Cap Value	4.00%/0.25%	N/A	1.00%/1.00%
CSIF Bond	3.00%/0.25%	3.00%/0.25%	1.00%/1.00%

* Class A service fee begins to accrue in 1st month after purchase.

** Class B service fee begins to accrue in 13th month.

*** Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in 13th month.

Note: If the selling broker/dealer has an agreement with CDI to sell Class B and Class C shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CDI does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after sale.

During special sales promotions, CDI may reallow to broker/dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay broker/dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more (excluding CSIF Money Market.) The finder's fee is 0.80% of the purchase NAV amount on the first $2 million, 0.64% on $2 to $3 million, 0.40% on $3 to $50 million, 0.20% on $50 to $100 million, and 0.12% over $100 million. If a finder's fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Web-Site
Address: www.calvert.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

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For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report (except for CSIF Money Market), you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

The Funds' SAIs and Annual and Semi-Annual Reports are available free of charge, on Calvert's website at the Internet address listed below:

Calvert Web-Site
www.calvert.com

You can review and copy information about a Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act file:
no. 811-3334(CSIF)
no. 811- 06563(CWVF International Equity and Calvert Capital Accumulation)
no. 811- 3416 (Calvert New Vision Small Cap)
no. 811-09877 (Calvert Social Index Fund)
no. 811-10045 (Calvert Large Cap Growth, Calvert Small Cap Value and Calvert Mid Cap Value)

Printed on recycled paper using soy inks


Prospectus

January 31, 2006

Class I (Institutional) Shares

o Calvert Social Investment Fund (CSIF) Balanced Portfolio
o CSIF Equity Portfolio
o Calvert Social Index Fund
o CSIF Enhanced Equity Portfolio
o Calvert Large Cap Growth Fund
o Calvert Capital Accumulation Fund
o Calvert World Values International Equity Fund
o Calvert New Vision Small Cap Fund
o Calvert Small Cap Value Fund
o Calvert Mid Cap Value Fund
o CSIF Bond Portfolio
o Calvert Income Fund
o Calvert Short Duration Income Fund

Calvert
Investments that make a difference

A Unifi Company

=====================================================

PROSPECTUS

January 31, 2006
About the Funds
Investment Objective, Strategy,
Principal Risks, Past
Performance
CSIF Balanced	4
CSIF Equity	8
Calvert Social Index Fund	11
CSIF Enhanced Equity	14
Calvert Large Cap Growth	18
Calvert Capital Accumulation	22
Calvert World Values
International Equity	26
Calvert New Vision
Small Cap	30
Calvert Small Cap Value	33
Calvert Mid Cap Value	35
CSIF Bond	37
Calvert Income	42
Calvert Short Duration
Income	47
Fees and Expenses	52
Principal Investment Strategies and
Risks	61

About Social Investing
Investment Selection Process	69
Socially Responsible Investment
Criteria	69
High Social Impact Investments	72
Special Equities	73
Manager Discovery Program	74
Shareholder Advocacy and Social
Responsibility	74
About Your Investment
About Calvert	75
Advisor, Subadvisors and Portfolio
Managers	75
Advisory Fees	84
How to Open an Account	85
Important -- How Shares
are Priced	86
When Your Account Will be
Credited	87
Other Calvert Features / Policies
(Exchanges, Market Timing Policy,
Minimum Account
Balance, etc.)	87
Dividends, Capital Gains
and Taxes	90
How to Sell Shares	92
Financial Highlights	95

=====================================================

Note: Class I shares may not be available in all Funds. Please call 1-800-327-2109 for availability.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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CSIF Balanced

Objective

CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Principal Investment Strategies

The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The Fund is, primarily, a large cap core U.S. domestic portfolio, although it may have other investments, including some foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion reflects an active trading strategy, seeking total return.

Equity investments are selected by the Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The market prices of stocks or bonds decline.

o The individual stocks and bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct.

o For the fixed-income securities held in the Fund, the credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

o The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

o For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

o The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Balanced Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 1000 Index and the Lehman U.S. Credit Index, widely recognized unmanaged indexes of common stock and bond prices, respectively. It also shows the Fund's returns compared to the Lipper Balanced Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. There have been periods when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A (not offered in this prospectus) performance at NAV (i.e., does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period June 30, 2003 through December 27, 2004. Because Class A has higher expenses, its performance is lower than Class I would have realized in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Balanced
Year-by-Year Total Return

Best Quarter: (of periods shown)	Q2 '03	10.00%
Worst Quarter: (of periods shown)	Q3 '01	-10.47%

Average Annual Total Returns (as of 12-31-05)
	1 year	5 years	Since
			Inception
			(2/26/99)
CSIF Balanced:
Return before taxes	6.24%	2.38%	2.59%
Return after taxes on
distributions	5.56%	1.63%	1.32%
Return after taxes on
distributions and sale
of Fund shares	4.05%	1.56%	1.55%
Russell 1000 Index	6.27%	1.07%	2.36%
Lehman U.S. Credit Index	1.96%	7.11%	6.46%
Lipper Balanced Funds Avg.	4.69%	2.67%*

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance for the Fund as of 2/28/99 is: Return before taxes 2.59%; Return after taxes on distributions 1.30%; Return after taxes on distributions and sale of Fund shares 1.54%; and the performance for Lipper Balanced Funds Avg. is 3.82%.

CSIF Equity

Objective

CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. "Equity securities" for purposes of this 80% policy means common stock. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in the common stocks of U.S. large-cap companies, although it may have other investments, including some foreign stocks. The Fund defines large-cap companies as those whose market capitalization falls within the range of the S&P 500 Index. The S&P 500 Index is reconstituted from time to time. The market capitalization range for the S&P 500 Index was $768 million to $370 billion as of December 31, 2005. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $20 billion. The Fund also may purchase stocks outside the S&P 500 Index. Investment returns will be primarily from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

o For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Equity
Year-by-Year Total Return

Best Quarter: (of periods shown)	Q4 '01	15.31%
Worst Quarter: (of periods shown)	Q3 '02	-16.10%

Average Annual Total Returns (as of 12-31-05)
	1 year	5 years	Since
			Inception
			(11/1/99)
CSIF Equity:
Return before taxes	4.74%	3.62%	6.62%
Return after taxes on distributions	4.49%	3.45%	6.08%
Return after taxes on distributions and sale of Fund shares	3.41%	3.06%	5.55%
S&P 500 Index	4.91%	0.54%	0.15%
Lipper Multi-Cap Core Funds Avg.	6.59%	1.65%	*

* For comparison purposes to Lipper, performance for the Fund as of 11/30/99 is: Return before taxes 6.70%; Return after taxes on distributions 6.16%; Return after taxes on distributions and sale of Fund shares 5.62%; and the performance for Lipper Multi-Cap Core Funds Avg. is 2.52%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Social Index Fund

Objective

Calvert Social Index Fund seeks to match the performance of the Calvert Social IndexTM, which measures the investment return of large- and mid-capitalization stocks.

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. Under normal circumstances, the Fund will invest at least 95% of its net assets (including borrowings for investment purposes) in securities contained in the Index. The Fund will provide shareholders with at least 60 days' notice before changing this policy. Generally, the Fund sells securities only to reflect a change in the Calvert Social Index.

Calvert Social Index Performance

The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2005, the capitalization range of the Index was $808 million to $278 billion, and the weighted average capitalization was $65.4 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2005, there were 618 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1000 largest companies. The Index is also reviewed quarterly to adjust for social criteria and other factors.

The socially responsible criteria are described in the section "Socially Responsible Investment Criteria." Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

o The stock market or the Calvert Social Index goes down.

o An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly.

o The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Social Index Fund Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Calvert Social Index. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Social Index Fund
Year-by-Year Total Return

Best Quarter: (of periods shown )	Q2 '03	16.34%
Worst Quarter: (of periods shown)	Q3 '02	-17.65%

Average Annual Total Returns (as of 12-31-05)
	1 year	5 years	Since Inception
			(6/30/00)
Calvert Social Index Fund:
Return before taxes	3.50%	-1.05%	-3.66%
Return after taxes on
distributions	3.23%	-1.26%	-3.86%
Return after taxes on
distributions and sale
of Fund shares	2.28%	-0.99%	-3.16%
Calvert Social Index	3.92%	-0.69%	-3.29%
Lipper Multi-Cap Core
Funds Avg.	6.59%	1.65%	0.89%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Enhanced Equity

Objective

CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests in common stock of U.S. companies that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential for return. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. "Equity securities" for purposes of this 80% policy means common stock. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $13 billion. As of December 31, 2005, the capitalization range of the Index was $582 million to $370 billion. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $20 billion.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value and momentum of market sentiment. These three measures are combined to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-à-vis the Russell 1000 Index. The Subadvisor may choose to sell a security when it no longer appears attractive under this process.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

o The stock market or the Russell 1000 Index goes down.

o The individual stocks in the Fund or the enhanced equity modeling portfolio do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o The Fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted, or endorsed by the Frank Russell Company.

Tracking the Index

The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

CSIF Enhanced Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 1000 Index, a widely recognized unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Large- Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. There have been periods when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A (not offered in this prospectus) performance at NAV (i.e., does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period January 18, 2002 through April 29, 2005. Because Class A has higher expenses, its performance is lower than Class I would have realized in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Enhanced Equity
Year-by-Year Total Return

Best Quarter: (of periods shown)	Q4 '99	14.72%
Worst Quarter: (of periods shown)	Q3 '02	-16.05%

Average Annual Total Returns (as of 12-31-05)
	1 year	5 years	Since
			Inception
			(4/15/98)
CSIF Enhanced Equity:
Return before taxes	4.88%	1.18%	3.68%
Return after taxes on
distributions	4.33%	1.05%	3.54%
Return after taxes on
distributions and sale
of Fund shares	3.78%	1.03%	3.17%
Russell 1000 Index	6.27%	1.07%	3.46%
Lipper Large-Cap
Core Funds Avg.	4.86%	-0.93%	*

* For comparison purposes to Lipper, performance for the Fund as of 4/30/98 is: Return before taxes 4.08%; Return after taxes on distributions 3.70%; Return after taxes on distributions and sale of Fund shares 3.31%; and the performance for Lipper Large-Cap Core Funds Avg. is 2.06%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Large Cap Growth

Objective

Calvert Large Cap Growth seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment and social criteria. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in large cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines "large cap" companies as those whose market capitalization falls within the range of the S&P 500 Index. The S&P 500 Index is reconstituted from time to time. The market capitalization range for the S&P 500 Index was $768 million to $370 billion as of December 31, 2005. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $10 billion. The Fund also may purchase stocks outside the S&P 500 Index. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

As part of a secondary portfolio strategy, the Subadvisor may purchase or sell "traditional" (i.e., exchange-traded) stock index options or futures for purposes of hedging, speculation or leverage. The Subadvisor would use these investments only in its effort to keep the long-term average market risk of the Fund roughly equal to the market itself. For example, when market conditions are favorable in the view of the Subadvisor, the Fund may use options and index futures to increase exposure to the market. When market conditions appear unfavorable, the Fund may use options and index futures to reduce exposure to the market. In this regard, to increase market exposure, the Fund may establish long futures positions and buy call options on stock indices. To reduce market exposure, the Fund may buy put options on stock indices and establish short futures positions on stock indices correlated to the Fund's portfolio. At any one point in time, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor believe that the use of these instruments is conservative; they do not try to leverage overall market risk in the long term.

The Subadvisor to the Fund purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the model are subject to purchase. When a holding of the Fund deteriorates in ranking or rating, it is subject to sale.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

o The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o The use of stock index futures and options may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. At any one point in time, the Fund's market exposure may be as high as 150% of the market through the use of stock index futures and options. A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date. An option gives the holder a right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or the cash value thereof). A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. Stock index futures and options are derivatives. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives also can involve risk of loss if the party who issued the derivative defaults on its obligation. In addition, derivatives may be less liquid and more difficult to value.

o The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Large Cap Growth Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Multi-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. Performance results prior to 10/31/00 for Class I Shares of Calvert Large Cap Growth Fund reflect the performance of Bridgeway since its inception on 8/5/94. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Large Cap Growth
Year-by-Year Total Return

Best Quarter: (of periods shown)	Q4 '99	40.66%
Worst Quarter: (of periods shown)	Q1 '01	-22.53%

Average Annual Total Returns (as of 12-31-05)
	1 year	5 years	10 years
Calvert Large Cap Growth:
Return before taxes	11.69%	3.32%	11.68%
Return after taxes on
distributions	11.69%	3.32%	11.02%
Return after taxes on
distributions and sale
of Fund shares	7.60%	2.85%	10.10%
S&P 500 Index	4.91%	0.54%	9.07%
Lipper Multi-Cap
Growth Funds Avg.	8.81%	-2.73%	7.83%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Capital Accumulation

Objective

Calvert Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Investments are primarily in the common stocks of mid-size U.S. companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index. The Russell Midcap Growth Index undergoes an annual reconstitution. The market capitalization range for the Russell Midcap Growth Index was $583 million to $19 billion as of December 31, 2005. Under normal circumstances, the Fund seeks to have a weighted average market capitalization between $2 billion and $12 billion. The Fund also may purchase stocks outside the Russell Midcap Growth Index. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive.

The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

o Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Capital Accumulation Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell Midcap Growth Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. There have been periods during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A (not offered in this prospectus) performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period January 18, 2002 through June 3, 2003. Because Class A has higher expenses, its performance is lower than Class I would have realized in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Capital Accumulation
Year-by-Year Total Return

Best Quarter: (of periods shown )	Q4 '01	22.61%
Worst Quarter: (of periods shown)	Q3 '01	-24.74%

Average Annual Total Returns (as of 12-31-05)
	1 year	5 years	Since
			Inception
			(2/26/99)
Calvert Capital Accumulation:
Return before taxes	0.54%	-4.56%	2.60%
Return after taxes on
distributions	0.54%	-4.56%	1.19%
Return after taxes on
distributions and sale
of Fund shares	0.35%	-3.61%	2.13%
Russell Midcap
Growth Index	12.10%	1.38%	5.68%
Lipper Mid-Cap
Growth Funds Avg.	9.79%	-0.48%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance for the Fund as of 2/28/99 is: Return before taxes 2.60%; Return after taxes on distributions 2.03%; Return after taxes on distributions and sale of Fund shares 2.24%; and the performance for Lipper Mid-Cap Growth Funds Avg. is 6.05%.

Calvert World Values (CWVF) International Equity

Objective

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of foreign companies. "Equity securities" for purposes of this 80% policy means common and preferred stock and the depositary receipts on such shares. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in the common and preferred stocks of non-U.S. large cap companies using a core investment approach. The Fund defines "non-U.S. large cap" companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (MSCI) EAFE Index. The MSCI EAFE Index undergoes a quarterly reconstitution. The market capitalization range for the MSCI EAFE Index was $102 million to $219 billion as of December 31, 2005. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $10 billion.

The Fund will generally hold stocks of companies from the constituent countries of the MSCI EAFE Index, but may opportunistically invest in other countries, including some emerging markets stocks. The Subadvisor uses an investment process that focuses on deriving returns from individual stock selection (bottom-up). The Subadvisor creates original fundamental research on a broad range of non-U.S. securities and applies a set of quantitative screening models to identify stocks that are expected to provide returns that are superior to that of the benchmark. These models evaluate stocks based on fundamental valuation judgments and market activity. The Subadvisor constructs the portfolio in a manner that attempts to control the level of risk in the portfolio, relative to the benchmark, MSCI's EAFE Index. As stocks improve or decline in rating over successive periodic model evaluations, they are gradually added to or sold from the portfolio.

No more than 5% of the Fund's net assets will be invested in U.S. companies (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock markets go down (including those outside the U.S.)

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

o Investment in emerging market securities involves greater risk than that associated with investment in the foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CWVF International Equity Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the MCSI EAFE Index. This is a widely recognized, unmanaged index of common stock prices around the world. It also shows the Fund's returns compared to the Lipper International Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CWVF International Equity
Year-by-Year Total Return

Best Quarter: (of periods shown )	Q2 '03	17.38%
Worst Quarter: (of periods shown)	Q3 '01	-17.04%

Average Annual Total Returns (as of 12-31-05)
	1 year	5 years	Since
			Inception
			(2/26/99)
CWVF International Equity:
Return before taxes	11.88%	3.01%	3.70%
Return after taxes on
distributions	11.45%	2.76%	3.09%
Return after taxes on
distributions and sale
of Fund shares	7.72%	2.45%	2.89%
MSCI EAFE Index	14.02%	4.94%	5.39%
Lipper International Multi-Cap
Core Funds Avg.	14.85%	4.56%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance for the Fund as of 2/28/99 is: Return before taxes 3.70%; Return after taxes on distributions 3.10%; Return after taxes on distributions and sale of Fund shares 2.89%; and the performance for Lipper International Multi-Cap Core Funds Avg. is 6.56%.

Calvert New Vision Small Cap

Objective

Calvert New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks of U.S. companies that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

At least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o Prices of small-cap stocks may respond to market activity differently than larger, more established companies and can be more volatile than those of larger issuers.

o The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert New Vision Small Cap Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Small-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. There have been periods during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A (not offered in this prospectus) performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the periods January 18, 2002 through January 30, 2003, and March 12, 2003 through July 31, 2003. Because Class A has higher expenses, its performance is lower than Class I would have realized in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert New Vision Small Cap
Year-by-Year Total Return

Best Quarter: (of periods shown)	Q1 '00	18.68%
Worst Quarter: (of periods shown)	Q3 '02	-21.69%

Average Annual Total Returns (as of 12-31-05)
	1 year	5 years	Since
			Inception
			(2/26/99)
Calvert New Vision Small Cap:
Return before taxes	-8.08%	3.90%	9.50%
Return after taxes on
distributions	-9.41%	3.31%	8.60%
Return after taxes on
distributions and sale
of Fund shares	-3.48%	3.32%	8.03%
Russell 2000 Index	4.55%	8.22%	9.62%
Lipper Small-Cap Core
Funds Avg.	6.42%	9.15%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance for the Fund as of 2/28/99 is: Return before taxes 9.49%; Return after taxes on distributions 8.61%; Return after taxes on distributions and sale of Fund shares 8.04%; and the performance for Lipper Small-Cap Core Funds Avg. is 12.28%.

Calvert Small Cap Value

Objective

Calvert Small Cap Value seeks to provide long-term capital appreciation primarily through investment in small company U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small U.S. companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies small companies as having a market capitalization of $2 billion or less at the time of initial purchase.

The Fund identifies the common stocks of undervalued companies with long-term growth potential. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the Advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and what it views as the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o The market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

o Prices of small-cap stocks may respond to market activity differently than larger, more established companies, and can be more volatile than those of larger issuers.

o The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Small Cap Value Performance

There is no performance table because Class I of the Fund has had less than one calendar year of operations.

Calvert Mid Cap Value

Objective

Calvert Mid Cap Value will seek primarily to provide long-term capital appreciation through investment in mid-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of mid-sized company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of mid-size U.S. companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies mid-size companies as those within the range of market capitalizations of the Russell Midcap Value Index where companies had a capitalization of $582 million to $19 billion as of December 31, 2005. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of between $2 and $10 billion.

The Advisor defines the mid cap category based upon the constitution of the Russell Midcap Value Index, which had the market capitalization range stated above. The Russell Midcap Value Index undergoes an annual reconstitution. The annual index reconstitution as well as the general nature of an index means that the constitution of the Russell Midcap Value Index will vary due to market changes, which can also affect the market capitalization range. Any changes to the constitution and market capitalization of the Russell Midcap Value Index will cause the Advisor's universe of stocks and range of market capitalizations to change accordingly. The Advisor may also purchase companies outside of the Russell Midcap Value Index.

Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the Advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

o The market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

o The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

o Prices of small-cap and mid-cap stocks may respond to market activity differently than larger, more established companies, and can be more volatile than those of larger issuers.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Mid Cap Value Performance

There is no performance table because Class I of the Fund has had less than one calendar year of operations.

CSIF Bond

Objective

CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the fundamentals with the credit research team and determine its position on the credit, given its fundamental outlook for the credit and the price at which the bonds now trade. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade is not an automatic signal to sell/buy.

The Fund invests principally in bonds issued by U.S. corporations, U.S. municipalities and U.S. agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Fund also can invest in asset-backed securities of U.S. issuers.

The Fund may invest in mortgage-backed securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include mortgage-related derivative securities such as collateralized mortgage obligations ("CMOs").The holder of an interest in a CMO is entitled to receive specified cash flows from a pool of mortgages. Depending upon the category of CMO purchased, the holder may be entitled to payment before the cash flow from the pool is used to fund other CMOs or, alternatively, the holder may be paid only after the cash flow has been used to fund other CMOs first.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. bank and traded in the U.S. as domestic shares. The certificates represent the number of foreign securities the U.S. bank holds in the country of origin.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

See the "Principal Investment Strategies and Risks" Table and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

o The market prices of bonds decline.

o The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

o The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

o The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.

o There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

o The Advisor's allocation among different sectors of the bond market does not perform as well as expected.

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

o The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

o Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

o For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.

o For corporate and municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

o For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

o American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter, and the Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs. The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Bond Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman U.S. Credit Index, a widely recognized unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Bond
Year-by-Year Total Return

Best Quarter: (of periods shown )	Q1 '01	7.83%
Worst Quarter: (of periods shown)	Q2 '04	-1.71%

Average Annual Total Returns (as of 12-31-05)
	1 year	5 years	Since
			Inception
			(3/31/00)
CSIF Bond:
Return before taxes	5.04%	8.20%	7.70%
Return after taxes on
distributions	4.60%	7.37%	6.99%
Return after taxes on
distributions and sale
of Fund shares	4.82%	7.27%	6.95%
Lehman U.S. Credit Index	1.96%	7.11%	7.56%
Lipper Corporate Debt Funds
A-Rated Average	1.90%	5.45%	6.08%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Income

Objective

Calvert Income seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and other income producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the fundamentals with the credit research team and determine their position on the credit, given their fundamental outlook for the credit and the price at which the bonds now trade. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade is not an automatic signal to sell/buy.

The Fund invests principally in bonds issued by the U.S. Treasury and its Agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, U.S. corporations and U.S. municipalities. The Fund also can invest in asset-backed securities of U.S. issuers.

The Fund may invest in mortgage-backed securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include mortgage-related derivative securities such as collateralized mortgage obligations ("CMOs").The holder of an interest in a CMO is entitled to receive specified cash flows from a pool of mortgages. Depending upon the category of CMO purchased, the holder may be entitled to payment before the cash flow from the pool is used to fund other CMOs or, alternatively, the holder may be paid only after the cash flow has been used to fund other CMOs first.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 30% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. bank and traded in the U.S. as domestic shares. The certificates represent the number of foreign securities the U.S. bank holds in the country of origin.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

The Fund may also use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of hedging interest rate risk. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities.

See the "Principal Investment Strategies and Risks" Table and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

o The market prices of bonds decline.

o The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

o The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

o The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.

o There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

o The Advisor's allocation among different sectors of the bond market does not perform as well as expected.

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

o The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

o Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

o For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not acheiving full recovery.

o For corporate and municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

o For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

o American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter, and the Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs. The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Income Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman U.S. Credit Index, a widely recognized unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds BBB-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Income
Year-by-Year Total Return

Best Quarter: (of periods shown )	Q1 '01	8.02%
Worst Quarter: (of periods shown)	Q2 ' 04	-1.53%

Average Annual Total Returns (as of 12-31-05)
	1 year	5 years	Since
			Inception
			(2/26/99)
Calvert Income:
Return before taxes	4.21%	8.86%	8.26%
Return after taxes on
distributions	3.95%	8.03%	7.50%
Return after taxes on
distributions and sale
of Fund shares	4.44%	7.95%	7.50%
Lehman U.S. Credit Index	1.96%	7.11%	6.46%
Lipper Corporate Debt Funds
BBB-Rated Avg.	1.95%	6.47%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance for the Fund as of 2/28/99 is: Return before taxes 8.27%; Return after taxes on distributions 7.51%; Return after taxes on distributions and sale of Fund shares 7.51%; and the performance for Lipper Corporate Debt Funds BBB-Rated Avg. is 5.90%.

Calvert Short Duration Income

Objective

Calvert Short Duration Income seeks to maximize income to the extent consistent with preservation of capital, through investment in short term bonds and other income producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the fundamentals with the credit research team and determine their position on the credit, given their fundamental outlook for the credit and the price at which the bonds now trade. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade is not an automatic signal to sell/buy.

The Fund invests principally in bonds issued by the U.S. Treasury and its Agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, U.S. corporations and U.S. municipalities. The Fund also can invest in asset-backed securities of U.S. issuers.

The Fund may invest in mortgage-backed securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include mortgage-related derivative securities such as collateralized mortgage obligations ("CMOs").The holder of an interest in a CMO is entitled to receive specified cash flows from a pool of mortgages. Depending upon the category of CMO purchased, the holder may be entitled to payment before the cash flow from the pool is used to fund other CMOs or, alternatively, the holder may be paid only after the cash flow has been used to fund other CMOs first.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 30% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. bank and traded in the U.S. as domestic shares. The certificates represent the number of foreign securities the U.S. bank holds in the country of origin.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

The Fund may also use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of hedging interest rate risk. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities.

See the "Principal Investment Strategies and Risks" Table and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

o The market prices of bonds decline.

o The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

o The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

o The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.

o There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

o The Advisor's allocation among different sectors of the bond market does not perform as well as expected.

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

o The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

o Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

o For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.

o For corporate and municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

o For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

o American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter, and the Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs. The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Short Duration Income Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman 1-5 Year Credit Index, a widely recognized unmanaged index of investment-grade credits with maturities between one and five years. It also shows the Fund's returns compared to the Lipper Short Investment Grade Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Short Duration Income
Year-by-Year Total Return

Best Quarter: (of periods shown )	Q2 '03	3.41%
Worst Quarter: (of periods shown)	Q2 '04	-0.68%

Average Annual Total Returns (as of 12-31-05)
	1 year	Since
		Inception
		(2/26/02)
Calvert Short Duration Income:
Return before taxes	3.71%	6.63%
Return after taxes on
distributions	3.43%	5.81%
Return after taxes on
distributions and sale
of Fund shares	3.67%	5.67%
Lehman 1-5 Year Credit
Index	1.35%	4.45%
Lipper Short Investment Grade
Debt Funds Average	1.62%	*

* For comparison purposes to Lipper, performance for the Fund as of 2/28/02 is: Return before taxes 6.57%; Return after taxes on distributions 5.74%; Return after taxes on distributions and sale of Fund shares 5.61%; and the performance for Lipper Short Investment Grade Debt Funds Avg. is 2.56%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Annual Fund operating expenses are deducted from Fund assets.

CSIF Balanced

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.
Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.73%
Total annual fund operating expenses	1.28%
Less fee waiver and/or expense reimbursement3	(0.56%)
Net expenses	0.72%

CSIF Equity

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.
Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.60%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual fund operating expenses	0.68%

Calvert Social Index Fund

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.
Annual Fund Operating Expenses2,
(deducted from fund assets)
Management fees	0.325%
Distribution and service (12b-1) fees	None
Other expenses	1.025%
Total annual fund operating expenses	1.35%
Less fee waiver and/or expense reimbursement3	(1.14%)
Net expenses	0.21%

CSIF Enhanced Equity

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.
Annual Fund Operating Expenses2,4
(deducted from fund assets)
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.31%
Total annual fund operating expenses	1.01%
Less fee waiver and/or expense reimbursement3	(0.20%)
Net expenses	0.81%

Calvert Large Cap Growth

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.
Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.87%
Distribution and service (12b-1) fees	None
Other expenses	0.12%
Total annual fund operating expenses	0.99%
Less fee waiver and/or expense reimbursement3	(0.02%)
Net expenses	0.97%

Calvert Capital Accumulation

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.
Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.53%
Total annual fund operating expenses	1.28%
Less fee waiver and/or expense reimbursement3	(0.42%)
Net expenses	0.86%

CWVF International Equity

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.
Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.89%
Distribution and service (12b-1) fees	None
Other expenses	0.28%
Total annual fund operating expenses	1.17%
Less fee waiver and/or expense reimbursement3	(0.07%)
Net expenses	1.10%

Calvert New Vision Small Cap

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.
Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses	0.31%
Total annual fund operating expenses	1.16%
Less fee waiver and/or expense reimbursement3	(0.24%)
Net expenses	0.92%

Calvert Small Cap Value

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.
Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses	0.55%
Total annual fund operating expenses	1.40%
Less fee waiver and/or expense reimbursement3	(0.48%)
Net expenses	0.92%

Calvert Mid Cap Value

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.
Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.56%
Total annual fund operating expenses	1.31%
Less fee waiver and/or expense reimbursement3	(0.45%)
Net expenses	0.86%

CSIF Bond

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.
Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.16%
Total annual fund operating expenses	0.61%

Calvert Income

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.
Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.49%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual fund operating expenses	0.55%

Calvert Short Duration Income

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 5 days of purchase.
Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.17%
Total annual fund operating expenses	0.62%

Explanation of Fees and Expenses Table

1 The redemption fee applies to redemptions, including exchanges, within 5 days of purchase. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts but rather on their participants by the subtransfer agent and remitted to the Fund. Accounts of foundations, endowments, state and local governments, and those that use certain types of consultants are excluded from the Class I redemption fee. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

2 Annual fund operating expenses are based on expenses for the Fund's most recent fiscal year unless otherwise indicated. Expenses for CSIF Enhanced Equity, Calvert Small Cap Value and Calvert Mid Cap Value are based on estimates for the current fiscal year. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Calvert Large Cap Growth, the Fund, to the Subadvisor, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for Calvert Large Cap Growth are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.

3 Calvert has agreed to contractually limit net annual fund operating expenses for all of the Funds' Class I shares (other than CSIF Equity, CSIF Bond, Calvert Income and Calvert Short Duration Income) through January 31, 2007 and January 31, 2016 for Calvert Social Index. Only the Board of Trustees/Directors of the applicable Fund may terminate the Fund's expense cap for the contractual period. Subject to the qualifications discussed below, net operating expenses will not exceed the following: 0.72% for CSIF Balanced; 0.21% for Calvert Social Index Fund; 0.81% for CSIF Enhanced Equity; 0.90% for Calvert Large Cap Growth; 0.86% for Calvert Capital Accumulation; 1.10% for CWVF International Equity; 0.92% for Calvert New Vision Small Cap; 0.92% for Calvert Small Cap Value; and 0.86% for Calvert Mid Cap Value. The contractual expense cap is shown as "Net expenses", except for Calvert Large Cap Growth whose cap is 0.90%, exclusive of any performance fee adjustment. The amount shown in the table reflects a positive 0.07% performance fee adjustment. The maximum performance fee adjustment is 0.25%. Accordingly, assuming no change in assets, the adjustment would have the effect of raising net expenses to a maximum of 1.15% for Calvert Large Cap Growth. The example on the following page reflects these expense limits but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments and taxes. Each Fund has an expense offset arrangement with its custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor benefits from the expense offset arrangement and the Advisor's obligation under the contractual limitation is reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement."

The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line item "Expenses Before Offset" and "Net Expenses." The amount the Advisor benefited from the credit did not exceed 0.02% for any Fund except for Calvert Small Cap Value and Calvert Mid Cap Value, which earned 0.11% and 0.10% respectively, for the most recent fiscal year. See Statement of Additional Information "Investment Advisor and Subadvisors."

4 Calvert voluntarily waives 0.10% of its annual advisory fee based on the average daily net assets of CSIF Enhanced Equity. This waiver is contingent upon the continued service by SSgA Funds Management, Inc. as Subadvisor to the Fund at an annual fee of 25 basis points, and Calvert may cease this waiver at any time. Due to the contractual expense limitation discussed in footnote 3 above, the voluntary waiver did not further reduce net expenses for Class I shares of this Fund for the fiscal year ended September 30, 2005.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

o You invest $1,000,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year;

o You redeem all shares at the end of the periods; and

o The Fund's operating expenses remain the same.

The expense example for Calvert Large Cap Growth reflects a positive 0.07% performance fee adjustment for all years shown, based on the most recent fiscal year's results.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 year	3 years	5 years	10 years
CSIF Balanced	$7,354	$35,052	$64,849	$149,599
CSIF Equity	6,947	21,754	37,868	84,653
Calvert Social Index Fund	2,150	6,765	11,832	26,783
CSIF Enhanced Equity	8,270	30,164	53,841	121,810
Calvert Large Cap Growth	9,895	31,328	54,513	121,118
Capital Accumulation	8,778	36,439	66,196	150,832
CWVF International Equity	11,215	36,467	63,691	141,416
Calvert New Vision Small Cap	9,388	34,470	61,516	138,759
Calvert Small Cap Value	9,388	39,589	72,003	163,818
Calvert Mid Cap Value	8,778	37,079	67,507	153,962
CSIF Bond	6,234	19,535	34,029	76,213
Calvert Income	5,622	17,629	30,728	68,928
Calvert Short Duration Income	6,336	19,852	34,578	77,422

Principal Investment Strategies and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. On the following pages are brief descriptions of these principal investment strategies and techniques, along with their risks.

For each of the investment strategies listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.
Key to Table

J	Fund currently uses as a principal investment strategy
q	Permitted, but not a principal investment strategy
(% of assets allowable, if restricted)
8	Not permitted
xN	Allowed up to x% of Fund's net assets
xT	Allowed up to x% of Fund's total assets
na	not applicable to this type of fund

	C S I F B a l a n c e d	C S I F E q u i t y	C a l v e r t S o c i a l I n d e x F u n d	C S I F E n h a n c e d E q u i t y	C a l v e r t L a r g e C a p G r o w t h	C a l v e r t C a p i t a l A c c u m u l a t i o n	C W V F I n t e r n a t i o n a l E q u i t y	C a l v e r t N e w V i s i o n S m a l l C a p	C a l v e r t S m a l l C a p V a l u e	C a l v e r t M i d C a p V a l u e	C S I F B o n d	C a l v e r t I n c o m e	C a l v e r t S h o r t D u r a t i o n I n c o me
Investment Strategies

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

	J	q	q	q	q	q	q	q	q	q	J	J	J

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

	q	q	q	q	q	q	q	q	q	q	q	q	q

Hedging Strategies. The hedging technique of using short sales of U.S. Treasury securities may be used for the limited purpose of hedging interest rate risk. Any short sales are "covered" with an equivalent amount of high quality, liquid securities. Risks: Correlation and Opportunity.	8	8	8	8	8	8	8	8	8	8	8	J	J

Conventional Securities
Stocks in General

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

	J	J	J	J	J	J	J	J	J	J	na	na	na

Foreign securities. Securities issued by companies whose principal place of business is located outside the U.S.. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	25 N	25N	5 N1	8	10 N	25 N	J	15 T2	10 N	10 N	25 N	30 N	30 N

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

	q	q	q	q	q	q	q	J	J	J	na	na	na

Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	J	q	na	na	q	q	q	q	q	q	J	J	J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	15 n3	15 n3	na 3	na	q	10 n3	5 n3	5 n3	q	q	35 n3	35 n	35 n

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	J	q	q	na	q	q	q	q	q	q	J	J	J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.

	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

	J	q	na	na	q	q	q	q	q	q	J	J	J

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

	J	q	na	na	q	q	q	q	q	q	J	J	J

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	q	q	na	na	q	5 T	5 T	8	q	q	q	5 T	5 T

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

	5 T4	5 T4	na	5 T4	J 6	5 T4	5 T4	5 T4	5 T4	5 T4	5 T4	q	q

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

	5 N5	5 N5	5 N5	5 N5	J 7	5 N5	5 N5	5 N5	5 N5	5 N5	5 N5	5 N5	5 N5

1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index. The Index (and hence the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on the NYSE or AMEX/NASDAQ.

2 Calvert New Vision Small Cap may invest only in American Depository Receipts (ADRs) -- dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the SAI.

3 Excludes any high social impact investments.

4 Based on net premium payments.

5 Based on initial margin required to establish the position.

6 Up to 5% of total assets based on net premium payments.

7 Up to 5% of net assets based on initial margin required to establish the position.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What is Indexing? (Calvert Social Index Fund)

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or for worse. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market. To track its target index as closely as possible, the Calvert Social Index Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Investment Selection Process (not applicable to Calvert Income Fund and Calvert Short Duration Income Fund)

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for a Fund must meet the minimum standards for all of the Fund's financial and social criteria. Investment decisions on whether a company meets that Fund's social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, Calvert believes that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Calvert believes that those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert New Vision Small Cap, Calvert Small Cap Value and Calvert Mid Cap Value:

The Funds seek to invest in companies that:

o Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

o Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

o Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

o Respect indigenous peoples and their territories, cultures, environment, and livelihood.

o Produce or market products and services that are safe and enhance the health or quality of life of consumers.

o Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

o Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Funds seek to avoid investing in companies that:

o Are the subject of serious labor related actions by federal, state or local regulatory agencies.

o Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

o Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

o Have a pattern and practice of violating the rights of indigenous peoples.

o Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

o Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

o Manufacture tobacco products.

o Are significantly involved in the manufacture of weapons.

o Are significantly involved in the manufacture of alcoholic beverages.

o Have direct involvement in gambling operations.

o Have poor corporate governance or engage in harmful or unethical business practices.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

CWVF International Equity

The spirit of CWVF International Equity's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF International Equity social investment standards are less stringent than those of CSIF.

CWVF International Equity seeks to invest in companies that:

o Take positive steps to improve environmental management and performance, and provide innovative and forward-looking solutions to environmental problems through their products and services.

o Have positive labor practices, including hiring and promoting women and ethnic minorities; respecting the right to form unions and bargain collectively; complying, at a minimum, with domestic hour and wage laws; and providing good health and safety standards. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria.

o Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

o Respect indigenous peoples and their territories, cultures, environment, and livelihood.

o Produce or market products and services that are safe and enhance the health or quality of life of consumers.

o Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

o Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

CWVF International Equity seeks to avoid investing in companies that:

o Directly contribute to the systematic denial of basic human rights.

o Demonstrate a pattern of employing forced, compulsory or child labor.

o Have poor environmental compliance and performance records and lack programs and policies to address environmental impacts; or whose business or operations threaten environmental sustainability; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

o Have poor corporate governance or engage in harmful or unethical business practices.

o Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

o Derive more than 10% of revenues from the production of weapons systems.

o Derive more than 10% of revenues from the production of tobacco or alcohol products.

Special Investment Programs

As part of Calvert's and Fund shareholders' ongoing commitment to providing and fostering innovative initiatives, certain Funds invest a small percentage of their respective assets in special investment programs -- High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

High Social Impact Investments

CSIF Balanced, CSIF Bond and CSIF Equity, CWVF International Equity, Calvert Capital Accumulation, Calvert New Vision Small Cap, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert Small Cap Value and Calvert Mid Cap Value

High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity and CSIF Bond, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert New Vision Small Cap, Calvert Small Cap Value and Calvert Mid Cap Value and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, the Funds believe that these investments have a significant social return through their impact in our local communities. A Fund's High Social Impact Investments are valued under the direction of the Fund's Board.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund limits the amount of such investments to only 1% of Fund assets, and will not engage in this program until reaching $50 million in assets.

Special Equities

CSIF Balanced, CSIF Equity, CWVF International Equity and Calvert Capital Accumulation

Each of these Funds has a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk -- they are subject to liquidity, information, and if a debt investment, credit risk. A Fund's Special Equities are valued under the direction of the Fund's Board. The Calvert Social Index Fund may engage in this program upon reaching $50 million in assets. A Fund's Special Equities investments are limited to 10% of the assets of each of CSIF Balanced, CSIF Equity, CWVF International Equity and Calvert Capital Accumulation, and to only 1% of Calvert Social Index Fund's assets, once it commences the program.

Pursuant to approval by the Board of Trustees/Directors of each Fund, the Special Equities Committee of each Fund has retained Stephen Moody and Jean-Luc Park as consultants to administer the Special Equities Program.

Manager Discovery Program

As part of Calvert's and CSIF shareholders' ongoing commitment to promoting equal opportunity, Calvert has introduced the Manager Discovery Program as a component of CSIF Balanced. The program allocates up to 5% of CSIF Balanced's assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of the equity portion of CSIF Balanced. The Manager Discovery Program seeks to bring a dynamic new perspective to CSIF Balanced, while maintaining Calvert's long-standing commitment to seeking financial performance and societal impact.

Shareholder Advocacy and Social Responsibility

As each Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by moving companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its social research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About Calvert

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 30 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2005, Calvert had over $11 billion in assets under management.

Advisor, Subadvisors and Portfolio Managers

Information is provided below identifying each individual and or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a "Portfolio Manager"). The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the respective Fund.

CSIF Balanced

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Steve Falci, Calvert's Chief Investment Officer for Equities, handles the allocation of assets and Portfolio Managers for CSIF Balanced.

Gregory Habeeb and Matt Nottingham, CFA, manage the day-to-day investment of the fixed-income investments of CSIF Balanced.

Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

Steve Falci	Chief Investment Officer, Equities, and Senior Vice President	2 years	2000-2004: Senior Portfolio Manager, Mellon Equity Associates 2004-2005: CIO, Equities, Calvert Mr. Falci has 18 years of experience in the securities industry.	Asset and Portfolio Manager Allocations for CSIF Balanced

Fixed Income Investments of CSIF Balanced

Calvert Asset Management Company, Inc.

Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 20 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Matt Nottingham, CFA	Portfolio Manager	Since July 1999	Co-lead portfolio manager of Calvert's taxable fixed-income funds since 2001 Mr. Nottingham has 11 years of experience as an analyst, trader and portfolio manager.	Co-Portfolio Manager

Equity Investments of CSIF Balanced

New Amsterdam Partners, LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed a portion of the equity assets of CSIF Balanced since June 30, 2004.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Michelle Clayman, CFA	Managing Partner, Chief Investment Officer	19 years	New Amsterdam Partners LLC. Ms. Clayman founded the firm in 1986.	Portfolio Manager

Nathaniel Paull, CFA	Partner, Senior Portfolio Manager	9 years	New Amsterdam Partners LLC	Portfolio Manager

Profit Investment Management (Profit), 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, has managed a portion of the equity assets of CSIF Balanced since October 2002. Profit is a part of Calvert's Manager Discovery Program.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years

Eugene A. Profit	President	9 years	Profit Investment Management

SSgA Funds Management, Inc. (SSgA FM), One Lincoln Street, Boston, MA 02111, is a subsidiary of State Street Corporation. SSgA FM has managed equity assets in CSIF Balanced since March 2002. SSgA FM is the successor to State Street Global Advisors (SSgA), a division of State Street Bank & Trust Company.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Arlene Rockefeller	Managing Director of Equities	22 Years with affiliates; with SSgA FM since inception on April 30, 2001.

2000-2003:

Leader of the Evaluation Group as well as Portfolio Manager in the Enhanced Equities Group.

2003-2004:
Director of the Global Enhanced Equities Group as well as a Senior Portfolio Manager within the Group.

2004:
Named Managing Director of Equities.

Continues to act as Director of the Global Enhanced Equities Group and a Senior Portfolio Manager within the Enhanced Equities Group.

Ms. Rockefeller is responsible for direction of the Enhanced Equities Group. She takes part in the research process of SSgA FM's stock-ranking models and reviews portfolios in an oversight role to ensure compliance with client objectives and guidelines.

Ric Thomas	Portfolio Manager	6 Years with affiliates; with SSgA FM since inception on April 30, 2001	Portfolio Manager in the Enhanced Equities Group.	Mr. Thomas focuses on managing both large-cap and small-cap strategies as well as providing research on SSgA's stock-ranking models.

Union Heritage Capital Management, LLC (Union Heritage), 211 West Fort Street, Suite 615, Detroit, Michigan, 48226, has managed a portion of the equity assets of CSIF Balanced since June 2004. Union Heritage is part of Calvert's Manager Discovery Program.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years

Derek Batts	Managing Member, Portfolio Manager	15 years	Union Heritage Capital Management. Mr. Batts was one of the founders of the firm.

CSIF Equity

Atlanta Capital Management Company, L.L.C. (Atlanta Capital), Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Daniel W. Boone, III, CFA	Managing Partner	30 years	Atlanta Capital Management	Lead Portfolio Manager

Marilyn R. Irvin	Senior Vice President/ Principal	16 years	Atlanta Capital Management	Portfolio Manager

William R. Hackney III	Managing Partner	10 years	Atlanta Capital Management	Portfolio Manager

Paul J. Marshall	Vice President/ Director of Research	5 years	Atlanta Capital Management	Portfolio Manager

Calvert Social Index Fund

World Asset Management, L.L.C. ("World"), 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for the Calvert Social Index Fund. World has been in the index business since the mid-1970s and specializes in passive portfolio management technique. It has managed the Fund since inception.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Kenneth A. Schluchto III	Director, Domestic Investments	10 Years	World Asset Management	Portfolio Manager

Kevin K. Yousif Sr.	Senior Portfolio Manager	5 Years	World Asset Management	Portfolio Manager

CSIF Enhanced Equity

SSgA Funds Management, Inc. (SSgA FM), One Lincoln Street, Boston, MA 02111, is a subsidiary of State Street Corporation. SSgA FM has managed CSIF Enhanced Equity since its inception in April 1998. SSgA FM is the successor to State Street Global Advisors (SSgA), a division of State Street Bank & Trust Company.

Arlene Rockefeller and Ric Thomas are SSgA FM's Portfolio Managers for CSIF Enhanced Equity. Please see the information presented above with respect to SSgA FM's management of CSIF Balanced regarding these Portfolio Managers' titles, length of service with the Subadvisory firm, business experience during the last five years and role on the management team.

Calvert Large Cap Growth

Bridgeway Capital Management, Inc. (Bridgeway), 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years

John N.R. Montgomery	President	12 years	Bridgeway Capital Management

Calvert Capital Accumulation

New Amsterdam Partners, LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of Calvert Capital Accumulation since September 2005.

Michelle Clayman, CFA and Nathaniel Paull, CFA are New Amsterdam's Portfolio Managers for Calvert Capital Accumulation. Please see the information presented above with respect to New Amsterdam's management of CSIF Balanced regarding these Portfolio Managers' titles, length of service with the Subadvisory firm, business experience during the last five years and role on the management team.

CWVF International Equity

Grantham, Mayo, Van Otterloo & Co. LLC (GMO), 40 Rowes Wharf, Boston, Massachusetts, 02110, has managed CWVF International Equity since 2002. The firm's philosophy is to create a disciplined portfolio that uses fundamental investment principles and quantitative applications to provide broad international equity exposure, while controlling risk relative to the MSCI EAFE benchmark.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years

Thomas Hancock	Head of International Developed Quantitative Equity, and Partner	Dr. Hancock joined GMO in 1995.

Dr. Hancock has served as the Fund's portfolio manager since 2002 and became a member (partner) of GMO in 2000.

In GMO's International Quantitative Equity (Long Only) Division, Dr. Hancock leads the portfolio management team responsible for the management of international developed market and global quantitative equities portfolios.

Calvert New Vision Small Cap

Renaissance Investment Management (Renaissance), 625 Eden Park Drive, Suite 1200, Cincinnati, OH 45202, has managed Calvert New Vision Small Cap since June 2005. The firm is a conservative, high quality growth manager. They utilize disciplined and systematic methods for identifying attractive growth companies with strong business and earnings momentum trading at reasonable valuations.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Paul A. Radomski, CPA, CFA	Managing Partner	18 years	Renaissance Investment Management	Portfolio Manager

Michael E. Schroer, CFA	Managing Partner and Chief Investment Officer	21 years	Renaissance Investment Management	Portfolio Manager

Calvert Small Cap Value and Calvert Mid Cap Value

Channing Capital Management, LLC (Channing), 10 South LaSalle Street, Suite 2650, Chicago, IL 60603, has managed both Calvert Small Cap Value and Calvert Mid Cap Value since their inception in October 2004.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Eric T. McKissack, CFA	Founding Principal, Chief Executive Officer	2 years	Channing Capital Management (2003-Present); Ariel Capital Management, LLC	Portfolio Manager

Wendell E. Mackey, CFA	Founding Principal, Director of Investments	2 years	Channing Capital Management, (2003-Present); Valenzuela Capital Partners, LLC	Portfolio Manager

CSIF Bond

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb and Matt Nottingham, CFA, are the Portfolio Managers for CSIF Bond. Please see the information presented above with respect to Calvert's management of the fixed income investments of CSIF Balanced regarding these Portfolio Managers' titles, length of service with Calvert, business experience during the last five years and role on the management team.

Calvert Income

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb and Matt Nottingham, CFA, are the Portfolio Managers for Calvert Income. Please see the information presented above with respect to Calvert's management of the fixed income investments of CSIF Balanced regarding these Portfolio Managers' titles, length of service with Calvert, business experience during the last five years and role on the management team.

Calvert Short Duration Income

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Gregory Habeeb and Matt Nottingham, CFA, are Calvert's Portfolio Managers for Calvert Short Duration Income. Please see the information presented above with respect to Calvert's management of the fixed income investments of CSIF Balanced regarding these Portfolio Managers' titles, length of service with Calvert, business experience during the last five years and role on the management team.

Each of the Funds has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) Note, the advisory fee does not include administrative services fees.
Fund	Advisory Fee
CSIF Balanced	0.422%
CSIF Equity	0.50%
Calvert Social Index Fund	0.225%
CSIF Enhanced Equity	0.50%1
Calvert Large Cap Growth	0.77%2
Calvert Capital Accumulation	0.65%
CWVF International Equity	0.74%
Calvert New Vision Small Cap	0.75%
Calvert Small Cap Value	0.75%
Calvert Mid Cap Value	0.65%
CSIF Bond	0.35%
Calvert Income	0.39%
Calvert Short Duration Income	0.35%

1 Contractual advisory fee is 0.60%; the Advisor voluntarily waived 0.10% of its fee.

2 This includes a 0.45% subadvisory fee the Fund pays directly to the Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance fee adjustment ("Performance Fee"), which shall vary with the Fund's performance over a "performance period" as compared to a "benchmark index" and will range from a minimum of -0.25% to a maximum of +0.25% based on the extent to which performance exceeds or trails the S&P 500 Index. The performance rate adjustment is 5.00% times the difference between the performance of the Fund and that of the benchmark index, except that there is no performance adjustment if the difference between the Fund performance and the benchmark index performance is less than or equal to 2%. The performance period is the most recent one-year period ending on the last day of the previous month that the New York Stock Exchange was open for trading. For purposes of calculating the base fee, net assets are averaged over the most recent month of the rolling one-year period. For purposes of calculating the performance fee, net assets are averaged over the rolling one-year performance period.

A discussion regarding the basis for the approval by the Funds' Board of Trustees/Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund (except Calvert Small Cap Value and Calvert Mid Cap Value, and except the subadvisory agreements for Calvert Capital Accumulation and Calvert New Vision Small Cap) is available in the Semi-Annual Report of the applicable Fund for the six months ended March 31, 2005 or a more recent Semi-Annual Report of such Fund, when available. A discussion regarding the basis for the approval by the Board of Trustees/Directors of the investment advisory agreement and the subadvisory agreement with respect to each of Calvert Small Cap Value and Calvert Mid Cap Value, and the basis for approval by the Trustees/Directors of new investment subadvisory agreements with respect to each of Calvert Capital Accumulation and Calvert New Vision Small Cap, is available in the respective Annual Report of each of those Funds for the year ended September 30, 2005.

How to Open an Account

Complete and sign an application for each new account. Be sure to specify Class I. All purchases must be made by bankwire, National Securities Clearing Corporation (NSCC) or ACH funds transfer, in U.S. dollars. For more information and wire instructions, call Calvert at 800-327-2109.

Minimum To Open an Account: $1,000,000 per Fund. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders (for example, where the investment in question would permit a previously closed Class I in a Portfolio to reopen, at no additional expense to other Classes in the Portfolio; where the Class I investor has agreed to make additional Class I investments within a reasonable amount of time; for discretionary wrap programs; for omnibus accounts purchasing for a fund of funds; and for certain omnibus accounts and employer sponsored retirement or employee benefit plan accounts.)

Pursuant to the reorganization of the Bridgeway Social Responsibility Portfolio into the Class I shares of Calvert Large Cap Growth in 2000, all sales loads, distribution fees and minimum investments on current shares as well as future shares purchased in this class by those shareholders who were subject to the reorganization are waived.

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. Each Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If a Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Important - How Shares are Priced

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

The Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, a Board generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

For assistance in making fair value determinations, the Board of CWVF International Equity has retained a third-party fair value pricing service to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund's official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. Factors that may influence this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices. In the event of such market movements in excess of specified parameters, the Fund's service providers quantitatively estimate the fair value of each affected security.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but federal wires and check purchases cannot be received because the banks and post offices are closed.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

When Your Account Will be Credited

Your purchase will be processed at the next NAV calculated after your order is received in good order, as defined below. A Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in 'Good Order'."

Other Calvert Features / Policies

Calvert Information Network

For 24 hour performance and account information, call 800-368-2745 or visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Telephone Transactions

You may purchase, redeem, or exchange shares and wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shares may only be exchanged for Class I shares of another Calvert Fund.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of fund shares by fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund's Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitration for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request it believes to be market timing.

As stated under "How to Sell Shares" in this prospectus, retirement plan omnibus accounts maintained by a retirement plan service provider that (1) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (2) implements its own policies and procedures to detect and prevent market timing that are acceptable to the Fund's Board of Trustees/Directors, are exempt from the redemption fee. If a significant percentage of a Fund's shareholder accounts are held through retirement plan omnibus accounts that are not subject to the redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if a retirement plan omnibus account is exempt from the redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account.

There is no guarantee that Calvert will detect or prevent market timing activity.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may: modify any terms or conditions of purchase of shares of any Fund (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of Fund prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

Dividends, Capital Gains and Taxes

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.
Calvert Income	Paid monthly
Calvert Short Duration Income	Paid monthly
CSIF Bond	Paid monthly
CSIF Balanced	Paid quarterly
CSIF Equity	Paid annually
Calvert Social Index Fund	Paid annually
CSIF Enhanced Equity	Paid annually
Calvert Large Cap Growth	Paid annually
Calvert Capital Accumulation	Paid annually
CWVF International Equity	Paid annually
Calvert New Vision Small Cap	Paid annually
Calvert Small Cap Value	Paid annually
Calvert Mid Cap Value	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes. If you invest in CWVF International Equity, you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

Arrangements with Broker/Dealers

CDI may pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimubursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates.

How to Sell Shares

You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized. Class I redemptions must be made by bankwire, NSCC or ACH funds transfer. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Request in "Good Order"

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

o The Fund name and account number

o The amount of the transaction (in dollars or shares).

o Signatures of all owners exactly as registered on the account (for mail requests).

o Signature guarantees (if required).*

o Any supporting legal documentation that may be required.

o Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the Transfer Agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

Redemption Fee

Each Fund charges a 2% redemption fee on redemptions, including exchanges, within 5 days of purchase into that Fund.

The redemption fee will only be waived in the following circumstances:

o Accounts of foundations, endowments, state and local governments, and those that use consultants.

o Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.

o Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

o The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.

o Involuntary redemptions of accounts under procedures set forth by a Fund's Board of Trustees/Directors.

o Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes (but no more than quarterly), or by a discretionary platform for mutual fund wrap programs for rebalancing purposes (but no more than quarterly).

o Redemption of shares purchased with reinvested dividends or capital gain distributions.

o Shares transferred from one retirement plan to another in the same Fund.

o Shares redeemed as part of a retirement plan termination or restructuring.

o Exchange or redemption transactions by accounts that a Fund or its Transfer Agent reasonably believes are maintained in a retirement plan omnibus account by a retirement plan service provider that either (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) implements its own policies and procedures to detect and prevent market timing that are acceptable to a Fund's Board of Trustees/Directors. For this purpose, a retirement plan omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the retirement plan service provider, not the Fund's Transfer Agent.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess the redemption fee on underlying shareholder accounts. Calvert seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fee. There are no assurances that Calvert will be successful in identifying all intermediaries or that intermediaries will properly assess the fee.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund's financial statements, which for 2002 through 2005 were audited by KPMG LLP. Their report, along with a Fund's financial statements, is included in the Fund's annual report, which is available upon request. The information for the year ended September 30, 2001 and prior years was audited by other auditors.

Balanced Portfolio
Financial Highlights
	Periods Ended
	September 30,	June 30,
Class I Shares	2005 (b)	2003 (c)
Net asset value, beginning	$27.47	$21.33
Income from investment operations
Net investment income	.41	.38
Net realized and unrealized gain (loss)	.87	2.49
Total from investment operations	1.28	2.87
Distributions from
Net investment income	(.37)	(.33)
Total distributions	(.37)	(.33)
Total increase (decrease) in net asset value	.91	2.54
Net asset value, ending	$28.38	$23.87

Total return*	4.71%	13.63%
Ratios to average net assets: A
Net investment income	1.94% (a)	2.25%
Total expenses	1.28% (a)	.72%
Expenses before offsets	.72% (a)	.72%
Net expenses	.72% (a)	.72%
Portfolio turnover	70%	140%
Net assets, ending (in thousands)	$1,012	$0

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2002	2001	2000
Net asset value, beginning	$24.35	$33.10	$32.13
Income from investment operations
Net investment income	.68	.94	.88
Net realized and unrealized gain (loss)	(3.01)	(6.31)	3.12
Total from investment operations	(2.33)	(5.37)	4.00
Distributions from
Net investment income	(.69)	(.98)	(.99)
Net realized gains	--	(2.40)	(2.04)
Total distributions	(.69)	(3.38)	(3.03)
Total increase (decrease) in net asset value	(3.02)	(8.75)	.97
Net asset value, ending	$21.33	$24.35	$33.10

Total return*	(9.87%)	(17.33%)	12.97%
Ratios to average net assets: A
Net investment income	2.77%	3.55%	2.97%
Total expenses	.72%	.67%	.71%
Expenses before offsets	.72%	.67%	.71%
Net expenses	.71%	.66%	.69%
Portfolio turnover	192%	214%	184%
Net assets, ending (in thousands)	$26,612	$29,399	$49,530

See notes to financial highlights.

Equity Portfolio
Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2005	2004
Net asset value, beginning	$32.36	$29.94
Income from investment operations
Net investment income	.19	.07
Net realized and unrealized gain (loss)	3.85	2.35
Total from investment operations	4.04	2.42
Total increase (decrease) in net asset value	4.04	2.42
Net asset value, ending	$36.40	$32.36

Total return*	12.48%	8.08%
Ratios to average net assets: A
Net investment income	.63%	.25%
Total expenses	.68%	.68%
Expenses before offsets	.68%	.68%
Net expenses	.68%	.68%
Portfolio turnover	31%	17%
Net assets, ending (in thousands)	$133,696	$93,347

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2003	2002	2001
Net asset value, beginning	$24.12	$27.91	$33.15
Income from investment operations
Net investment income	.05	.08	.11
Net realized and unrealized gain (loss)	5.79	(2.99)	(3.72)
Total from investment operations	5.84	(2.91)	(3.61)
Distributions from
Net realized gains	(.02)	(.88)	(1.63)
Total increase (decrease) in net asset value	5.82	(3.79)	(5.24)
Net asset value, ending	$29.94	$24.12	$27.91

Total return*	24.24%	(11.17%)	(11.49%)
Ratios to average net assets: A
Net investment income	.32%	.36%	.36%
Total expenses	.70%	.81%	1.07%
Expenses before offsets	.70%	.80%	.82%
Net expenses	.70%	.80%	.80%
Portfolio turnover	29%	28%	43%
Net assets, ending (in thousands)	$62,951	$8,844	$2,501

See notes to financial highlights.

Calvert Social Index Fund
Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2005 (z)	2004 (z)
Net asset value, beginning	$10.59	$9.67
Income from investment operations
Net investment income	.16	.10
Net realized and unrealized gain (loss)	.87	.87
Total from investment operations	1.03	.97
Distributions from:
Net investment income	(.24)	(.05)
Total distributions	(.24)	(.05)
Total increase (decrease) in net asset value	0.79	0.92
Net asset value, ending	$11.38	$10.59

Total return*	9.76%	10.03%
Ratios to average net assets: A
Net investment income	1.50%	1.02%
Total expenses	1.35%	1.06%
Expenses before offsets	.40%	.39%
Net expenses	.38%	.38%
Portfolio turnover	14%	14%
Net assets, ending (in thousands)	$2,374	$1,231

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2003	2002	2001
Net asset value, beginning	$7.56	$9.73	$14.81
Income from investment operations
Net investment income	.09	.06	.08
Net realized and unrealized gain (loss)	2.06	(2.18)	(5.12)
Total from investment operations	2.15	(2.12)	(5.04)
Distributions from:
Net investment income	(.04)	(.05)	(.04)
Total distributions	(.04)	(.05)	(.04)
Total increase (decrease) in net asset value	2.11	(2.17)	(5.08)
Net asset value, ending	$9.67	$7.56	$9.73

Total return*	28.46%	(21.99%)	(34.08%)
Ratios to average net assets: A
Net investment income	1.01%	.73%	.72%
Total expenses	1.19%	1.20%	1.18%
Expenses before offsets	.39%	.39%	.48%
Net expenses	.38%	.38%	.38%
Portfolio turnover	7%	9%	13%
Net assets, ending (in thousands)	$4,518	$3,622	$4,249

See notes to financial highlights.

Enhanced Equity Portfolio
Financial Highlights

	Periods Ended
	September 30,	January 18,
Class I Shares	2005(d)	2002(e)
Net asset value, beginning	$17.42	$14.84
Income from investment operations
Net investment income	.03	.02
Net realized and unrealized gain (loss)	1.30	1.62
Total from investment operations	1.33	1.64
Distributions from
Net investment income	--	--
Net realized gain	--	--
Total distributions	--	--
Total increase (decrease) in net asset value	1.33	1.64
Net asset value, ending	$18.75	$16.48

Total return*	7.63%	11.08%
Ratios to average net assets: A
Net investment income	.65% (a)	.53% (a)
Total expenses	2.57% (a)	1,022.38%(a)
Expenses before offsets	.82% (a)	.77% (a)
Net expenses	.81% (a)	.75% (a)
Portfolio turnover	15%	10%
Net assets, ending (in thousands)	$1,246	$0

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2001	2000	1999
Net asset value, beginning	$20.04	$16.89	$13.54
Income from investment operations
Net investment income	.07	.07	.11
Net realized and unrealized gain (loss)	(5.13)	3.13	3.29
Total from investment operations	(5.06)	3.20	3.40
Distributions from
Net investment income	(.14)	(.05)	(.05)
Total increase (decrease) in net asset value	(5.20)	3.15	3.35
Net asset value, ending	$14.84	$20.04	$16.89

Total return*	(25.40%)	18.94%	25.09%
Ratios to average net assets: A
Net investment income	.38%	.37%	.65%
Total expenses	1.00%	.95%	.91%
Expenses before offsets	.82%	.83%	.81%
Net expenses	.75%	.75%	.75%
Portfolio turnover	39%	43%	56%
Net assets, ending (in thousands)	$1	$22,163	$18,652

See notes to financial highlights.

Calvert Large Cap Growth
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2005	2004	2003
Net asset value, beginning	$24.95	$21.46	$16.44
Income from investment operations
Net investment income (loss)	(.03)	(.06)	(.10)
Net realized and unrealized gain (loss)	5.28	3.55	5.12
Total from investment operations	5.25	3.49	5.02
Total increase (decrease) in net asset value	5.25	3.49	5.02
Net asset value, ending	$30.20	$24.95	$21.46

Total return*	21.04%	16.26%	30.54%
Ratios to average net assets: A
Net investment income (loss)	(.15%)	(.30%)	(.46%)
Total expenses	.99%	1.72%	2.07%
Expenses before offsets	.98%	1.02%	1.10%
Net expenses	.97%	1.01%	1.08%
Portfolio turnover	61%	56%	78%
Net assets, ending (in thousands)	$109,291	$6,280	$3,828

		Periods Ended
	September 30,	September 30,	June 30,
Class I Shares	2002	2001 (f)	2001
Net asset value, beginning	$19.30	$23.37	$36.09
Income from investment operations
Net investment income (loss)	(.01)	--	.01
Net realized and unrealized gain (loss)	(2.85)	(4.07)	(9.12)
Total from investment operations	(2.86)	(4.07)	(9.11)
Distributions from
Net realized gain	--	--	(3.61)
Total distributions	--	--	(3.61)
Total increase (decrease) in net asset value	(2.86)	(4.07)	(12.72)
Net asset value, ending	$16.44	$19.30	$23.37

Total return*	(14.82%)	(17.42%)	(27.80%)
Ratios to average net assets: A
Net investment income (loss)	(.05%)	(.02%) (a)	.02%
Total expenses	1.81%	2.13% (a)	2.05%
Expenses before offsets	.82%	.79% (a)	1.10%
Net expenses	.79%	.70% (a)	1.06%
Portfolio turnover	71%	31%	122%
Net assets, ending (in thousands)	$3,574	$5,043	$6,208

See notes to financial highlights.

Calvert Capital Accumulation
Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2005	2004
Net asset value, beginning	$21.85	$19.88
Income from investment operations
Net investment income (loss)	(.06)	(.09)
Net realized and unrealized gain (loss)	2.10	2.06
Total from investment operations	2.04	1.97
Total increase (decrease) in net asset value	2.04	1.97
Net asset value, ending	$23.89	$21.85
Total return*	9.34%	9.91%
Ratios to average net assets: A
Net investment income (loss)	(0.43%)	(0.54%)
Total expenses	1.28%	1.23%
Expenses before offsets	.87%	.86%
Net expenses	.86%	.86%
Portfolio turnover	157%	101%
Net assets, ending (in thousands)	$2,596	$955

		Periods Ended
	September 30,	January 18,	September 30,
Class I Shares	2003(g)	2002(e)	2001
Net asset value, beginning	$18.79	$20.84	$36.84
Income from investment operations
Net investment income (loss)	(.03)	(.05)	(.23)
Net realized and unrealized gain (loss)	1.12	4.20	(10.53)
Total from investment operations	1.09	4.15	(10.76)
Distributions from
Net realized gain	--	(.01)	(5.24)
Total distributions	--	(.01)	(5.24)
Total increase (decrease) in net asset value	1.09	4.14	(16.00)
Net asset value, ending	$19.88	$24.98	$20.84

Total return*	5.80%	19.92%	(34.61%)
Ratios to average net assets: A
Net investment income (loss)	(0.50%) (a)	(0.64%) (a)	(0.67%)
Total expenses	1.23% (a)	1,316.21%(a)	33.47%
Expenses before offsets	.87% (a)	.80% (a)	2.19%
Net expenses	.86% (a)	.80% (a)	.80%
Portfolio turnover	66%	9%	71%
Net assets, ending (in thousands)	$529	$0	$1

Calvert World Values International Equity
Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2005	2004 (z)
Net asset value, beginning	$17.45	$15.17
Income from investment operations
Net investment income	.27	.27
Net realized and unrealized gain (loss)	3.88	2.19
Total from investment operations	4.15	2.46
Distributions from:
Net investment income	(.28)	(.18)
Net realized gains	--	--
Total distributions	(.28)	(.18)
Total increase (decrease) in net asset value	3.87	2.28
Net asset value, ending	$21.32	$17.45

Total return*	23.92%	16.25%
Ratios to average net assets: A
Net investment income (loss)	2.04%	1.60%
Total expenses	1.17%	1.23%
Expenses before offsets	1.11%	1.11%
Net expenses	1.10%	1.10%
Portfolio turnover	49%	72%
Net assets, ending (in thousands)	$89,974	$48,420

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2003	2002	2001
Net asset value, beginning	$12.38	$13.97	$22.03
Income from investment operations
Net investment income	.22	.16	.18
Net realized and unrealized gain (loss)	2.63	(1.67)	(6.86)
Total from investment operations	2.85	(1.51)	(6.68)
Distributions from:
Net investment income	(.06)	--	--
Net realized gains	--	(.08)	(1.38)
Total distributions	(.06)	(.08)	(1.38)
Total increase (decrease) in net asset value	2.79	(1.59)	(8.06)
Net asset value, ending	$15.17	$12.38	$13.97

Total return*	23.12%	(10.93%)	(32.25%)
Ratios to average net assets: A
Net investment income (loss)	1.65%	1.05%	1.09%
Total expenses	1.39%	1.27%	1.19%
Expenses before offsets	1.09%	1.06%	1.07%
Net expenses	1.09%	1.05%	1.05%
Portfolio turnover	71%	106%	93%
Net assets, ending (in thousands)	$18,026	$5,943	$22,085

See notes to financial highlights.

Calvert New Vision Small Cap
Financial Highlights

		Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2005	2004	2003(h)
Net asset value, beginning	$19.26	$16.46	$16.20
Income from investment operations
Net investment income (loss)	.06	.02	--
Net realized and unrealized gain (loss)	.25	2.78	.26
Total from investment operations	.31	2.80	.26
Distributions from
Net realized gain	(.61)	--	--
Total distributions	(.61)	--	--
Total increase (decrease) in net asset value	(.30)	2.80	.26
Net asset value, ending	$18.96	$19.26	$16.46

Total return*	1.42%	17.01%	1.60%
Ratios to average net assets: A
Net investment income (loss)	.43%	.22%	(.11%) (a)
Total expenses	1.16%	1.14%	1.01% (a)
Expenses before offsets	.93%	.93%	.93% (a)
Net expenses	.92%	.92%	.92% (a)
Portfolio turnover	169%	54%	5%
Net assets, ending (in thousands)	$4,979	$2,878	$1,130

		Periods Ended
	March 12,	January 18,	September 30,
Class I Shares	2003 (i)	2002 (e)	2001
Net asset value, beginning	$13.25	$15.76	$18.77
Income from investment operations
Net investment income (loss)	--	(.02)	.04
Net realized and unrealized gain (loss)	(1.29)	2.16	(1.63)
Total from investment operations	(1.29)	2.14	(1.59)
Distributions from
Net realized gain	--	(.37)	(1.42)
Total distributions	--	(.37)	(1.42)
Total increase (decrease) in net asset value	(1.29)	1.77	(3.01)
Net asset value, ending	$11.96	$17.53	$15.76

Total return*	(9.74%)	13.58%	(8.65%)
Ratios to average net assets: A
Net investment income (loss)	(.31%) (a)	(.35%) (a)	.25%
Total expenses	1.12% (a)	1,179.31% (a)	64.09%
Expenses before offsets	.93% (a)	.70% (a)	3.71%
Net expenses	.92% (a)	.70% (a)	.82%
Portfolio turnover	9%	11%	66%
Net assets, ending (in thousands)	$0	$0	$1

See notes to financial highlights.

Small Cap Value Fund
Financial Highlights

Period Ended
September 30,
Class I Shares	2005(j)(z)
Net asset value, beginning	$14.69
Income from investment operations
Net investment income	(.01)
Net realized and unrealized gain (loss)	1.54
Total from investment operations	1.53
Total increase (decrease) in net asset value	1.53
Net asset value, ending	$16.22

Total return*	10.42%
Ratios to average net assets: A
Net investment income	(.21%) (a)
Total expenses	3.31% (a)
Expenses before offsets	1.03% (a)
Net expenses	.92% (a)
Portfolio turnover	21%
Net assets, ending (in thousands)	$1,750

See notes to financial highlights.

Mid Cap Value Fund
Financial Highlights

Period Ended,
September 30,
Class I Shares	2005(k)(z)
Net asset value, beginning	$16.70
Income from investment operations
Net investment income	(.01)
Net realized and unrealized gain (loss)	.51
Total from investment operations	.50
Total increase (decrease) in net asset value	.50
Net asset value, ending	$17.20

Total return*	2.99%
Ratios to average net assets: A
Net investment income	(.17%) (a)
Total expenses	14.06% (a)
Expenses before offsets	.96% (a)
Net expenses	.86% (a)
Portfolio turnover	28%
Net assets, ending (in thousands)	$346

See notes to financial highlights.

Bond Portfolio
Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2005	2004
Net asset value, beginning	$16.33	$16.29
Income from investment operations
Net investment income	.57	.55
Net realized and unrealized gain (loss)	.31	.48
Total from investment operations	.88	1.03
Distributions from
Net investment income	(.57)	(.55)
Net realized gains	(.46)	(.44)
Total distributions	(1.03)	(.99)
Total increase (decrease) in net asset value	(.15)	.04
Net asset value, ending	$16.18	$16.33

Total return*	5.63%	6.62%
Ratios to average net assets: A
Net investment income	3.57%	3.41%
Total expenses	.61%	.61%
Expenses before offsets	.61%	.61%
Net expenses	.60%	.60%
Portfolio turnover	161%	244%
Net assets, ending (in thousands)	$29,278	$17,324

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2003	2002	2001
Net asset value, beginning	$15.81	$16.39	$15.39
Income from investment operations
Net investment income	.67	.87	1.11
Net realized and unrealized gain (loss)	.66	.02	.99
Total from investment operations	1.33	.89	2.10
Distributions from
Net investment income	(.65)	(.91)	(1.10)
Net realized gains	(.20)	(.56)	--
Total distributions	(.85)	(1.47)	(1.10)
Total increase (decrease) in net asset value	.48	(.58)	1.00
Net asset value, ending	$16.29	$15.81	$16.39

Total return*	8.74%	5.83%	14.12%
Ratios to average net assets: A
Net investment income	4.14%	5.44%	6.82%
Total expenses	.61%	.69%	1.28%
Expenses before offsets	.61%	.61%	.62%
Net expenses	.60%	.60%	.60%
Portfolio turnover	395%	607%	955%
Net assets, ending (in thousands)	$17,527	$12,764	$1,473

See notes to financial highlights.

Calvert Income Fund
Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2005	2004
Net asset value, beginning	$17.36	$17.53
Income from investment operations
Net investment income	.69	.64
Net realized and unrealized gain	.09	.64
Total from investment operations	.78	1.28
Distributions from
Net investment income	(.69)	(.65)
Net realized gain	(.43)	(.80)
Total distributions	(1.12)	(1.45)
Total increase (decrease) in net asset value	(.34)	(.17)
Net asset value, ending	$17.02	$17.36

Total return*	4.66%	7.65%
Ratios to average net assets: A
Net investment income	3.98%	3.74%
Total expenses	.55%	.56%
Expenses before offsets	.55%	.56%
Net expenses	.55%	.56%
Portfolio turnover	742%	824%
Net assets, ending (in thousands)	$62,013	$67,736

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2003	2002	2001
Net asset value, beginning	$16.13	$17.46	$16.63
Income from investment operations
Net investment income	.89	1.06	1.22
Net realized and unrealized gain (loss)	1.49	(.66)	.97
Total from investment operations	2.38	.40	2.19
Distributions from
Net investment income	(.88)	(1.11)	(1.20)
Net realized gain	(.10)	(.62)	(.16)
Total distributions	(.98)	(1.73)	(1.36)
Total increase (decrease) in net asset value	1.40	(1.33)	.83
Net asset value, ending	$17.53	$16.13	$17.46

Total return*	15.31%	2.46%	13.81%
Ratios to average net assets: A
Net investment income	5.22%	6.70%	7.40%
Total expenses	.57%	.61%	.68%
Expenses before offsets	.57%	.61%	.68%
Net expenses	.56%	.60%	.66%
Portfolio turnover	1,046%	1,540%	2,645%
Net assets, ending (in thousands)	$54,842	$33,782	$14,311

See notes to financial highlights.

Calvert Short Duration Income Fund
Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2005 (z)	2004
Net asset value, beginning	$16.37	$16.61
Income from investment operations
Net investment income	.49	.41
Net realized and unrealized gain	.10	.35
Total from investment operations	.59	.76
Distributions from:
Net investment income	(.53)	(.41)
Net realized gain	(.31)	(.59)
Total distributions	(.84)	(1.00)
Total increase (decrease) in net asset value	(0.25)	(.24)
Net asset value, ending	$16.12	$16.37

Total return*	3.72%	4.73%
Ratios to average net assets: A
Net investment income	3.00%	2.46%
Total expenses	.62%	.61%
Expenses before offsets	.62%	.61%
Net expenses	.61%	.60%
Portfolio turnover	633%	967%
Net assets, ending (in thousands)	$6,167	$24,369

	Periods Ended
	September 30,	September 30,
Class I Shares	2003	2002 (l)
Net asset value, beginning	$15.97	$15.40
Income from investment operations
Net investment income	.46	.41
Net realized and unrealized gain	1.01	.54
Total from investment operations	1.47	.95
Distributions from:
Net investment income	(.45)	(.38)
Net realized gain	(.38)	--
Total distributions	(.83)	(.38)
Total increase (decrease) in net asset value	.64	.57
Net asset value, ending	$16.61	$15.97

Total return*	9.53%	6.27%
Ratios to average net assets: A
Net investment income	2.88%	4.22% (a)
Total expenses	.65%	.76% (a)
Expenses before offsets	.65%	.76% (a)
Net expenses	.63%	.75% (a)
Portfolio turnover	2,078%	1,777%
Net assets, ending (in thousands)	$27,188	$18,807

See notes to financial highlights.

NOTES TO FINANCIAL HIGHLIGHTS

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

(a) Annualized.

(b) Class I shares resumed operations upon shareholder investment on December 27, 2004.

(c) The last remaining shareholder in Class I redeemed on June 30, 2003.

(d) Class I shares resumed operations upon shareholder investment on April 29, 2005.

(e) The last remaining shareholder in Class I redeemed on January 18, 2002.

(f) Three month audited period.

(g) Class I shares resumed operations upon shareholder investment on June 3, 2003.

(h) Class I shares resumed operations upon shareholder investment on July 31, 2003.

(i) Class I shares resumed operations on January 30, 2003 when the Calvert Social Investment Fund's Technology Portfolio merged into the Calvert New Vision Small Cap Fund. Subsequently, the last remaining shareholder redeemed on March 12, 2003.

(j) From April 29, 2005 inception.

(k) From June 27, 2005 inception.

(l) From February 27, 2002 inception.

(z) Per share figures are calculated using the Average Shares Method.

To Open an Account:
800-327-2109

Performance and Prices:
www.calvert.com
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
800-327-2109

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
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Calvert Web-Site
Address: www.calvert.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

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For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave., Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-327-2109

The Funds' SAIs and Annual and Semi-Annual Reports are available free of charge, on Calvert's website at the Internet address listed below:

Calvert Web-Site
www.calvert.com

You can review and copy information about a Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-3334 (CSIF)
no. 811- 06563 (CWVF International Equity and Calvert Capital Accumulation)
no. 811- 3416 (Calvert New Vision Small Cap, Calvert Income, and Calvert Short Duration Income)
no. 811-09877 (Calvert Social Index Fund)
no. 811-10045 (Calvert Large Cap Growth, Calvert Small Cap Value and Calvert Mid Cap Value)

printed on recycled paper using soy inks


CALVERT IMPACT FUND, INC.

Calvert Large Cap Growth Fund

Calvert Small Cap Value Fund

Calvert Mid Cap Value Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

January 31, 2006

New Account Information:	(800) 368-2748 (301) 951-4820	Shareholder Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the applicable Fund's (collectively referred to as the "Funds") Prospectuses, dated January 31, 2006. Each Fund's audited financial statements included in the most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI. The prospectuses and the most recent shareholder report may be obtained free of charge by writing the respective Fund at the above address, calling the Fund, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Principal Investment Policies and Risks	2
Non-Principal Investment Policies and Risks	4
Investment Restrictions	10
Dividends, Distributions, and Taxes	11
Net Asset Value	12
Calculation of Total Return	13
Purchase and Redemption of Shares	16
Directors and Officers	17
Investment Advisor and Subadvisors	24
Portfolio Manager Disclosure	25
Administrative Services Agent	29
Method of Distribution	30
Transfer and Shareholder Servicing Agents	32
Portfolio Transactions	32
Portfolio Holdings Disclosure	33
Personal Securities Transactions	34
Proxy Voting Disclosure	34
Process for Delivering Shareholder Communications to the Board of Directors	35
Independent Registered Public Accounting Firm and Custodians	35
General Information	35
Control Persons and Principal Holders of Securities	36
Fund Service Providers	38
Appendix A -- Proxy Voting Guidelines
Appendix B -- Corporate Bond and Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

The following supplemental discussion of principal investment policies and risks applies to each of the Funds, unless otherwise noted.

Small-Cap Issuers (Applies to Small Cap Value and Mid Cap Value)

The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Mid-Cap Issuers (Applies to Mid Cap Value)

The securities of mid-cap issuers often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Derivatives (Applies to Large Cap Growth)

This Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions, specifically, buying and selling stock index options and futures. Through these investments, the Advisor and / or Subadvisor seeks to keep the long-term average market risk of the Fund roughly equal to the market itself. Using hedging strategies, the Fund's exposure to market risk may be negatively correlated to the market, or may be as high as 150% at any one point in time, as measured by the Fund's estimated beta. Beta is a measure of market risk contained within the body of financial research called modern portfolio theory. A portfolio beta of 150% means that a 1% increase (decrease) in the stock market should result in a 1.5% increase (decrease) in the Fund. "Negative correlation to the market" means that if the market goes up, the value of the Fund goes down. These strategies are intended to maintain a more constant level of total risk. For example, if the Advisor and / or Subadvisor feels the Fund is exposed to an unusually high probability of general stock market decline, it might sell stock index futures to offset this risk.

The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and / or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Although the Advisor and / or Subadvisor believes that the investment techniques it employs to manage risk in the Fund will further the Fund's investment objectives and reduce losses that might otherwise occur during a time of general decline in stock prices, no assurance can be given that these investment techniques will achieve this result. The techniques used here would reduce losses during a time of general stock market decline if the Fund had previously sold futures or bought puts on stock indexes, offsetting some portion of the market risk.

The Advisor and /or Subadvisor intends to buy and sell stock index futures, calls, and/or puts in the Fund to increase or decrease the Fund's exposure to stock market risk as indicated by statistical models. The Advisor and / or Subadvisor will use these instruments to attempt to maintain a more constant level of risk as measured by certain statistical indicators.

Options and Futures Contracts (Applies to Large Cap Growth)

This Fund may engage in the purchase and sale of stock index futures contracts and options on such futures to reduce market risk of the Fund, as described more fully below.

Futures Transactions. The Fund may purchase and sell stock index futures. The Fund can use financial futures to increase or decrease its exposure to changing security prices. The Fund may use futures and options contracts for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which it invests. For example, the Fund may sell a stock index futures contract in anticipation of a general market or market sector decline that might adversely affect prices of the Fund's portfolio securities. Alternatively, the Fund might purchase a stock index futures contract in anticipation of a general market or market sector advance.

A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

If the Advisor and / or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Although some of the securities in the stock index underlying a futures contract may not necessarily meet the Fund's social criteria, any such position taken by the Fund will not constitute a direct ownership interest in the securities of the underlying stock index.

Futures contracts are designed by boards of trade, which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As a series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Stock Index Futures. The Fund may purchase put or call options that are traded on a U.S. exchange or board of trade.

Although some of the securities in the stock index underlying a stock index futures contract may not necessarily meet the Fund's social criteria, any such position taken by the Fund will not constitute a direct ownership interest in the securities of the underlying stock index.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract -- a long position if the option is a call and a short position if the option is a put -- at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments that reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Stock Index Futures. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund's portfolio of securities against the risk of declining prices. The Fund may purchase put options on futures contracts that are already owned by the Fund.

Call Options on Stock Index Futures. The purchase of call options on futures contracts is analogous to the purchase of a futures contract and is used to participate in potential price increases of the underlying index.

Risks of Options and Futures Contracts. Where the Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its yield.

Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index or if dissemination of the current level of an underlying index is interrupted. If this occurs, the Fund would not be able to close out options that it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes.

The purchaser of an index option may also be subject to a timing risk. If an option is exercised by the Fund before final determination of the closing index value for that day, the risk exists that the level of the underlying index may subsequently change. If such a change caused the exercised option to fall out-of- the-money (that is, the exercising of the option would result in a loss, not a gain), the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time, it may not be possible to eliminate this risk entirely, because the exercise cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced. Alternatively, when the index level is close to the exercise price, the Fund may sell rather than exercise the option. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are not as liquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the opinion of the investment manager, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

Where futures are purchased to hedge against a possible increase in the price of a security before the Fund is able to fashion its program to invest in the security or in options on the security, it is possible that the market may decline. If the Fund, as a result, decided not to make the planned investment at that time either because of concern as to the possible further market decline or for other reasons, the Fund could realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index itself and the value of a future. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions.

Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in stock indices and movements in the prices of stock index futures, the value of stock index futures contracts as a hedging device may be reduced. In addition, if the Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

The following discussion of non-principal investment policies and risks applies to each of the Funds, unless otherwise noted.

Foreign Securities

Investments in foreign securities may present risks not typically involved in domestic investments. The Funds may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are United States ("U.S.") dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers' stock, the Funds may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Funds change investments from one country to another or convert foreign securities holdings into U.S. dollars.

U. S. Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by U. S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Funds may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Funds as measured in U. S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Funds may enter into forward foreign currency contracts for two reasons. First, a Fund may desire to preserve the U. S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U. S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the U. S. dollar, a Fund enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the Fund's securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Funds do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Small-Cap Issuers (applies to Large Cap Growth)

See description of "Small-Cap Issuers" in "Supplemental Information on Principal Investment Policies and Risks" above.

Temporary Defensive Positions

For temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment - the Funds may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Funds may invest in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above. The Funds' investments in temporary defensive positions are generally not FDIC insured, even though a bank may be the issuer.

Repurchase Agreements and Reverse Repurchase Agreements

Each of the Funds may invest less than 20% of its net assets in repurchase and reverse repurchase agreements combined, but typically will invest 10% or less of its net assets in these instruments. Repurchase agreements are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. A Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Funds' Board of Directors. In addition, the Funds will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may bear a maturity in excess of one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Under a reverse repurchase agreement, a Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. A Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. A Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Funds do not intend to borrow for leverage purposes. The Funds will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, the Fund will maintain, in a segregated custodial account, an amount of cash, U.S. Government securities, or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

A Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreement, the Fund may have been better off had it not entered into the agreement. However, the Funds will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by each Fund's Board of Directors. In addition, a Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

High Social Impact Investments

The High Social Impact Investments program targets a percentage of a Fund's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development and economic and social development of urban and rural communities. These securities are unrated and are deemed by the Advisor to be the equivalent of non-investment grade debt securities - that is, lower quality debt securities (generally those rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"). These securities are commonly known as "junk bonds". These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.) Rather than earning a higher rate, as would be expected to compensate for the higher risk (i.e., lower credit quality), they earn a rate of return that is lower than the rate currently earned by high quality U.S. Treasury securities. There is no secondary market for these securities.

The Funds expect to make their High Social Impact Investments primarily through the purchase of notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from the Funds and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Non-Investment Grade Debt Securities

Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.) A Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

The quality limitation set forth in a Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Warrants

The Funds may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Derivatives

A Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. A Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts (Applies to Small Cap Value and Mid Cap Value)

The Funds may purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the applicable Fund's social criteria, and employ a variety of other investment techniques. Specifically, the Funds may also engage in the purchase and sale of stock index futures contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

The Funds may engage in such transactions only to hedge the existing positions in the respective Funds. They may not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

The Funds may write "covered options" on securities in standard contracts traded on national securities exchanges. The Funds may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. Each of the Funds may purchase put and call options in standard contracts traded on national securities exchanges on securities of issuers which meet the Fund's social criteria. The Funds will purchase such options only to hedge against changes in the value of securities the Funds hold and not for the purposes of speculation or leverage. By buying a put, a Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Each of the Funds may purchase call options on securities which it may intend to purchase and which meet the Fund's social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which a Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. Each of the Funds may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as a Fund is obligated as the writer of a call option, the Fund will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

When a Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option.

When a Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

A Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.

Risks Related to Options Transactions. The Funds can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Funds intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Funds from closing an options position, which could impair the Funds' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because a Fund may be required to hold the securities underlying the option until the option expires or is exercised. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price, price volatility of the underlying security and the time remaining until the expiration date.

Futures Transactions. Each of the Funds may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, a Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

The Funds can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Although some of the securities underlying a futures contract may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

Futures contracts are designed by boards of trade which are designated "contracts markets" by the CFTC. As series of a registered investment company, the Funds are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Funds may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. Each of the Funds may purchase and write put or call options and sell call options on futures contracts in which the Fund could otherwise invest and which are traded on a U.S. exchange or board of trade. The Funds may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.

The Funds may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation, or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Funds' social criteria, any such hedge position taken by the Funds will not constitute a direct ownership interest in the underlying securities.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Funds will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Funds will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect a Fund's portfolio of debt securities against the risk of declining prices. A Fund may purchase put options and sell put options on futures contracts that are already owned by the Fund. The Funds will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect a Fund against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. A Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Funds will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

Risks of Options and Futures Contracts. If a Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

The Funds can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Funds intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Funds from closing a futures position, which could require a Fund to make daily cash payments with respect to its position in the event of adverse price movements.

Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Funds' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Funds seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Funds might be required to exercise the options to realize any profit.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

Each Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund. Reference to the "1940 Act" means the Investment Company Act of 1940, as amended.

(1) Each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2) No Fund may concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the US Government or its agencies or instrumentalities and repurchase agreements secured thereby.)

(3) No Fund may issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of a Fund's total assets and except by engaging in reverse repurchase agreements. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the affected Fund may pledge, mortgage or hypothecate its assets.

(4) No Fund may underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with a Fund's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.

(5) No Fund may invest directly in commodities or real estate, although a Fund may invest in financial futures, and in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

(6) No Fund may make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with a Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Under current law, a diversified investment company, with respect to 75% of its assets, can invest no more than 5% of its assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer. Under current law, "concentrate" means to invest 25% or more in the securities of issuers primarily engaged in any one industry. Under current law a Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security. For purposes of investment restriction #6 above, the Funds consider a "loan" to be a "loan of money."

Nonfundamental Investment Restrictions

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) Under normal circumstances, the Fund will invest at least 80% of its net assets in large-cap companies (Large Cap Growth only).

(2) Under normal circumstances, the Fund will invest at least 80% of its net assets in small cap companies (Small Cap Value only).

(3) Under normal circumstances, the Fund will invest at least 80% of its net assets in mid-cap companies (Mid Cap Value only).

(4) The Funds may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.

(5) The Funds may not make short sales of securities or maintain a short position if such sales or positions exceed 20% of total assets under management.

(6) A Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.

(7) A Fund may not invest in options or futures on individual commodities if the aggregate initial margins and premiums required to establish such positions exceed 2% of the Fund's net assets.

(8) A Fund may not invest in more than 5% of the value of its net assets in warrants (included in that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange).

(9) A Fund may not purchase illiquid securities if at least 15% of the value of the Fund's net assets would be invested in such securities.

(10) A Fund may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. Each Fund will not make any purchases of securities if borrowing exceeds 5% of its total assets.

(11) A Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.

(12) A Fund may not purchase the obligations of foreign issuers, if as a result, foreign securities would exceed 10% of the value of the Fund's net assets.

(13) The Funds may not purchase or retain securities issued by investment companies for the purpose of exercising control. (Small Cap Value and Mid Cap Value only)

(14) With respect to Fundamental Investment Restriction (3) regarding borrowing, the Funds will aggregate borrowings and reverse repurchase agreements when applying the 33 1/3% limitation, and may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund's total assets.

(15) With respect to Fundamental Investment Restriction (6) regarding securities lending, the value of the securities loaned will not exceed 33 1/3% of assets.

Except for the liquidity and borrowing restrictions, any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom. Note that with respect to the investment restriction on short sales, the Funds have no current intention of making short sales or maintaining short positions.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason a Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 2005, capital loss carryforwards were as follows:

Large Cap Growth Small Cap Value Mid Cap Value	$ 4,143,276 $ 0 $ 0

Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Funds are notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Funds: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

NET ASSET VALUE

The public offering price of the shares of each Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective market values of a Fund's investments. The net asset value per share of each of the Funds is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class.

Below is a specimen price-make-up sheet showing how the Funds calculate the total offering price per share.

Net Asset Value and Offering Price Per Share, as of September 30, 2005

Large Cap Growth
Class A net asset value per share
($ 373,112,834 / 12,723,388 shares)	$ 29.32
Maximum sales charge, Class A
(4.75% of offering price)	$ 1.46
Offering price per share, Class A	$ 30.78

Class B net asset value and offering price per share
($ 29,860,748 / 1,067,452 shares)	$ 27.97

Class C net asset value and offering price per share
($ 41,035,964 / 1,460,171 shares)	$ 28.10

Class I net asset value and offering price per share
($ 109,291,166 / 3,619,129 shares)	$ 30.20

Small Cap Value
Class A net asset value per share
($ 19,060,236 / 1,179,366 shares)	$ 16.16
Maximum sales charge, Class A
(4.75% of offering price)	$ 0.81
Offering price per share, Class A	$ 16.97

Class C net asset value and offering price per share
($ 203,058 / 12,620 shares)	$ 16.09

Class I net asset value and offering price per share
($ 1,749,864 / 107,887 shares)	$ 16.22

Mid Cap Value
Class A net asset value per share
($ 19,362,069 / 1,128,166 shares)	$ 17.16
Maximum sales charge, Class A
(4.75% of offering price)	$ 0.86
Offering price per share, Class A	$ 18.02

Class C net asset value and offering price per share
($ 381,817 / 22,343 shares)	$ 17.09

Class I net asset value and offering price per share
($ 345,771 / 20,105 shares)	$ 17.20

CALCULATION OF TOTAL RETURN

The Funds may each advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of a Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load" or "at NAV") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Total return after taxes on distributions is computed according to the following formula:

P(1 +T)n = ATV D

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATV D = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 +T)n = ATV DR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATV DR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.

Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the Fund's maximum sales charge ("return with maximum load"), except quotations of return "without maximum load" (or "without CDSC" or "at NAV") which do not deduct a sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

Large Cap Growth

In the table below, after-tax returns are shown only for Class I shares. In addition, the standardized total return for Class A and Class I shares is "linked" to the total return of the Fund's predecessor, the Social Responsibility Portfolio of Bridgeway Fund, Inc., and for Class A, is adjusted to show the sales charge. Please note that current expenses for the Class I shares of Large Cap Growth are contractually capped at 0.90%, less than what they were for the Bridgeway Social Responsibility Portfolio and therefore, actual performance would have differed. Returns for the Fund's shares for the periods indicated are as follows:

Large Cap Growth Before Taxes

Periods Ended	Class A*		Class B		Class C		Class I
September 30, 2005	Total Return		Total Return		Total Return		Total Return
	With	Without	With	Without	With	Without
	Maximum Load		CDSC		CDSC
One year	14.62%	20.35%	14.17%	19.17%	18.32%	19.32%	21.04%
Five years	-2.66%	-1.71%	N/A	N/A	N/A	N/A	-1.13%
Ten years	10.74%	11.29%	N/A	N/A	N/A	N/A	11.61%
From inception**	-1.35%	12.56%	-1.73%	-1.33%	-1.23%	-1.23%	12.86%

* Pursuant to an Agreement and Plan of Reorganization, the Bridgeway Social Responsibility Portfolio was reorganized into the Class I shares of Large Cap Growth, which commenced operations on 10/31/00. The performance results prior to 10/31/00 for Class A shares and Class I shares of Large Cap Growth reflect the performance of the Bridgeway Social Responsibility Portfolio. Past performance is no guarantee of future results.
Large Cap Growth After Taxes on Distributions
Periods Ended	Class I
September 30, 2005	Total Return
One year	19.56%
Five years	-1.67%
Ten years	10.94%

Large Cap Growth After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class I
September 30, 2005	Total Return
One year	12.71%
Five years	-1.18%
Ten years	10.03%

** (October 31, 2000 for Class A, B and C)

(August 5, 1994 for Class I)

Small Cap Value and Mid Cap Value

In the tables below, after-tax returns are shown only for Class A shares. Returns for each Fund's shares for the periods indicated are as follows:
Small Cap Value Before Taxes

	Class A		Class C		Class I
Periods Ended September 30, 2005	Total Return		Total Return		Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One year	N/A	N/A	N/A	N/A	N/A
Five years	N/A	N/A	N/A	N/A	N/A
Ten years	N/A	N/A	N/A	N/A	N/A
From inception*	2.60%	7.73%	1.48%	2.48%	10.42%

Small Cap Value After Taxes on Distributions
Periods Ended	Class A
September 30, 2005	Total Return
With Maximum Load
One year	N/A
Five years	N/A
Ten years	N/A
From inception*	2.60%

Small Cap Value After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2005	Total Return
With Maximum Load
One year	N/A
Five years	N/A
Ten years	N/A
From inception*	1.69%

* (October 1, 2004 for Class A)

(April 1, 2005 for Class C)

(April 29, 2005 for Class I)

Mid Cap Value Before Taxes

Periods Ended	Class A		Class C		Class I
September 30, 2005	Total Return		Total Return		Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One year	N/A	N/A	N/A	N/A	N/A
Five years	N/A	N/A	N/A	N/A	N/A
Ten years	N/A	N/A	N/A	N/A	N/A
From inception*	8.95%	14.40%	1.83%	2.83%	2.99%

Mid Cap Value After Taxes on Distributions
Periods Ended	Class A
September 30, 2005	Total Return
With Maximum Load
One year	N/A
Five years	N/A
Ten years	N/A
From inception*	8.95%

Mid Cap Value After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2005	Total Return
With Maximum Load
One year	N/A
Five years	N/A
Ten years	N/A
From inception*	5.82%

* (October 1, 2004 for Class A)

(April 1, 2005 for Class C)

(June 27, 2005 for Class I)

Total return, like net asset value per share, fluctuates in response to changes in market conditions. Total return for any particular time period should not be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

Each Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order. The customer orders will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

The Funds have no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.

Each Fund has filed a notice of election under Rule 18f-1 with the Securities and Exchange Commission (the "Commission"). The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net asset value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash).

See the prospectus for additional details on purchases and redemptions.

DIRECTORS AND OFFICERS

The Board of Directors supervises the respective Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Directors. "Disinterested" Directors refers to those Directors who are not interested persons as that term is defined in the 1940 Act and the rules thereunder.
(Not Applicable to Officers)
	Position	Position		# of Calvert
Name &	with	Start	Principal Occupation	Portfolios	Other
Date of Birth	Fund	Date	During Last 5 Years	Overseen	Directorships
DISINTERESTED DIRECTORS
REBECCA ADAMSON AGE: 56	Director	2000	President of the national non-profit, First Nations Financial Project. Founded by her in 1980, First Nations is the only American Indian alternative development institute in the country.	14	Tom's of Maine Calvert Foundation
RICHARD L. BAIRD, JR. AGE: 57	Director	2005	President and CEO of Adagio Health Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	26
FREDERICK A. DAVIE, JR. AGE: 49	Director	2005	Vice President of Public/Private Ventures since June, 2001. He was formerly Program Officer for the Ford Foundation and prior to that he served as Deputy Borough President for the Borough of Manhattan.	14	Auburn Seminary FoodChange Faith Center for Community Development
JOHN GUFFEY, JR. AGE: 57	Director	2005	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm (inactive as of 2003). President, Aurora Press, Inc., 2002.	26	Ariel Funds (3) Calvert Foundation Calvert Ventures, LLC
MILES DOUGLAS HARPER, III AGE: 43	Director	2000	Partner, Gainer Donnelly & Desroches (public accounting firm) since January 1999.	14	Bridgeway Funds (11)
JOY V. JONES AGE: 55	Director	2000	Attorney and entertainment manager in New York City.	14	Chair, Advisory Board of Lienhard School of Nursing, Pace University Director, The Twenty-First Century Foundation
TERRENCE J. MOLLNER, Ed.D. AGE: 61	Director	2005	Founder, Chairperson, and President of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership and the development of socially and spiritually responsible investment vehicles.	14	Hampshire County United Way Cyberlore Studies, Inc. Calvert Foundation Ben & Jerry's Homemade, Inc.
SYDNEY AMARA MORRIS AGE: 56	Director	2005	She currently serves as Parish Minister to the Keweenaw Unitarian Universalist Fellowship in Houghton, MI. She previously served as Senior Minister of the Unitarian Church of Vancouver and as Minister of the Unitarian-Universalist Fellowship of Ames, IA. Rev. Morris is a graduate of Harvard Divinity School.	14
RUSTUM ROY AGE: 81	Director	2005	Evan Pugh Professor of the Solid State and of Geo-chemistry Emeritus, at Pennsylvania State University, Distinguished Professor of materials, Arizona State University; & visiting Professor of Medicine, University of Arizona.	14	Chairperson, Friends of Health Chairperson, Campaign for Better Health
TESSA TENNANT AGE: 46	Director	2005	Chair of ASrIA Ltd., a not-for-profit membership organization for Socially Responsible Investing (SRI), serving the Asia Pacific region. Previously, Ms. Tennant served as Head of SRI Policy for Henderson Investors, U.K. and Head of green and ethical investing for National Provident Investment Managers Ltd. Initially, Ms. Tennant headed the Environmental Research Unit of Jupiter Tyndall Merlin Ltd., and served as Director of Jupiter Tyndall Merlin investment managers.	14	Solar Century Company, Ltd. Robeco Sustainable Equity Fund
INTERESTED DIRECTORS
BARBARA J. KRUMSIEK AGE: 53	Director, Chair & President	2000	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	40	Calvert Foundation
D. WAYNE SILBY, Esq. AGE: 57	Director	2000	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm. (inactive as of 2003)	26	UNIFI Mutual Holding Company Calvert Foundation Grameen Foundation USA GroupServe Foundation
OFFICERS
KAREN BECKER Age: 53	Chief Compliance Officer	2005	Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.
SUSAN WALKER BENDER, Esq. AGE: 47	Assistant Vice President & Assistant Secretary	2000	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. AGE: 37	Assistant Vice President & Assistant Secretary	2000	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
STEVEN A. FALCI AGE: 46	Vice President	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2003, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.
TRACI L. GOLDT AGE: 32	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd. Prior to joining Calvert in 2001, Ms. Goldt was Senior Project Manager for Backwire.com, and Project Manager for marchFIRST.
DANIEL K. HAYES AGE: 55	Vice President	2000	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 41	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. AGE: 35	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd. Prior to joimimg Calvert in 2002, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo.
JANE B. MAXWELL, Esq. AGE: 53	Assistant Secretary	2005	Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester, LLP.
CATHERINE P. ROY AGE: 49	Vice President	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 58	Vice President & Secretary	2000	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
RONALD M. WOLFSHEIMER, CPA AGE: 53	Treasurer	2000	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA AGE: 44	Fund Controller	2000	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

*Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of each Fund's Advisor and its affiliates. Mr. Silby is an interested person of the Funds since he is a director of the parent company of each Fund's Advisor.

The address of the Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC 20009. Directors and Officers as a group own less than 1% of any class of each Fund's outstanding shares.

The Board of Directors has the following standing Committees:

    Governance Committee - Addresses matters of fund governance, including policies on Director compensation and on Board and Committee structure and responsibilities; the functions of the Governance Committee of the Board also include those of a Nominating Committee, e.g., handling initiation and consideration of nominations for the appointment or election of disinterested Directors of the Board. Previously the disinterested Directors of the Board functioned as a Governance Committee, as well as a Nominating Committee. The disinterested Directors met four times in the past fiscal year. As of December 31, 2005, Mesdames Jones, Adamson, Tennant and Rev. Morris, and Messrs. Baird, Mollner, Davie, Harper, Roy, Silby and Guffey comprise the Governance Committee.
    Audit Committee -- Functions include the following: to approve and recommend to the Board independent public accountants to conduct the annual audit of each Fund's financial statements; review with the independent public accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with the Fund's independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. It met five times in the past fiscal year. As of December 31, 2005, Messrs. Baird, Davie, Harper and Guffey comprise the Audit Committee.
    New Opportunities Committee -- Serves as a forum for addressing novel, unique opportunities presented to the Calvert Funds in the social arena. It met one time in the past fiscal year. As of December 31, 2005, Ms. Tennant, Ms. Adamson, Ms. Jones and Mr. Davie comprise this Committee.

    International Committee -- Considers international issues as they emerge that may impact the Funds. It met one time in the past fiscal year. As of December 31, 2005, Rev. Morris, Dr. Mollner and Messrs. Silby and Roy comprise this Committee.

The Board of Directors of the Funds has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Fund, in connection with the Board's annual consideration of the renewal of the Funds' investment advisory, subadvisory, administrative services, underwriting and shareholder servicing agreements, as required by section 15(c) of the 1940 Act.

The Directors owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2005:

Large Cap Growth
	Dollar Range of	Aggregate Dollar Range of Equity Securities
	Equity Securities	in all Registered Investment Companies Overseen
Name of Director	in the Fund	By Director in Calvert Family of Funds
Disinterested Directors
Rebecca Adamson	$10,001-$50, 000	>$100,000
Richard L. Baird, Jr.	$1-$10,000	>$100,000
Frederick A. Davie, Jr.	None	$50,001-$100,000
John G. Guffey, Jr.	$10,001-$50, 000	>$100,000
Miles Douglas Harper, III	$50,001-$100,000	$50,001-$100,000
Joy V. Jones	>$100,000	>$100,000
Terrence J. Mollner, Ed.D.	None	>$100,000
Sydney Amara Morris	$1-$10,000	$50,001-$100,000
Rustum Roy	None	>$100,000
Tessa Tennant	None	>$100,000
Interested Directors
D. Wayne Silby, Esq.	$10,001-$50, 000	>$100,000
Barbara J. Krumsiek	$50,001-$100,000	>$100,000

Small Cap Value
	Dollar Range of	Aggregate Dollar Range of Equity Securities
	Equity Securities	in all Registered Investment Companies Overseen
Name of Director	in the Fund	By Director in Calvert Family of Funds
Disinterested Directors
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	None	>$100,000
Frederick A. Davie, Jr.	None	$50,001-$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
Miles Douglas Harper, III	None	$50,001-$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner, Ed.D.	None	>$100,000
Sydney Amara Morris	None	$50,001-$100,000
Rustum Roy	None	>$100,000
Tessa Tennant	None	>$100,000
Interested Directors
D. Wayne Silby, Esq.	$10,001-$50,000	>$100,000
Barbara J. Krumsiek	$50,001-$100,000	>$100,000

Mid Cap Value
	Dollar Range of	Aggregate Dollar Range of Equity Securities
	Equity Securities	in all Registered Investment Companies Overseen
Name of Director	in the Fund	By Director in Calvert Family of Funds
Disinterested Directors
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	None	>$100,000
Frederick A. Davie, Jr.	None	$50,001-$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
Miles Douglas Harper, III	None	$50,001-$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner, Ed.D.	None	>$100,000
Sydney Amara Morris	None	$50,001-$100,000
Rustum Roy	None	>$100,000
Tessa Tennant	None	>$100,000
Interested Directors
D. Wayne Silby, Esq.	$10,001-$50,000	>$100,000
Barbara J. Krumsiek	$50,001-$100,000	>$100,000

Directors not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Directors' Deferred Compensation Plan. Management believes this will have a negligible effect on each Fund's assets, liabilities, net assets, and net income per share.

Director Compensation Table

Calvert Impact Fund, Inc.

The following tables (unaudited numbers) set forth information describing the compensation of each Director for his/her services to the Funds for each Fund's most recent fiscal year ended September 30, 2005.

	Rebecca Adamson		Miles Douglas Harper, III		Joy V. Jones		Barbara J. Krumsiek*
Fund Name	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)**	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)**	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)**	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)
Calvert Large Cap Growth Fund	$9,830	$3,932	$9,830	$9,830	$9,830	$9,830	$0	$0
Calvert Mid Cap Value Fund	$74	$30	$74	$74	$74	$74	$0	$0
Calvert Small Cap Value Fund	$96	$38	$96	$96	$96	$96	$0	$0
Total Compensation from Fund Complex***	$50,000		$10,000		$53,000		$0
	D. Wayne Silby, Esq.*
Fund Name	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)**
Calvert Large Cap Growth Fund	$9,830	$7,421
Calvert Mid Cap Value Fund	$74	$57
Calvert Small Cap Value Fund	$96	$73
Total Compensation from Fund Complex***	$93,750

*Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of the Advisor and its affiliates. Mr. Silby is an interested person of the Funds since he is a Director of the parent company of the Advisor.

**Ms. Adamson and Ms. Jones and Messrs. Harper and Silby have chosen to defer a portion of their compensation. As of September 30, 2005, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $135,576.79; $231,291.94; $46,803.88; and $268,904.83 for each of them, respectively.

*** As of September 30, 2005, the Fund Complex consisted of forty-one (41) Funds.

NOTE: Messrs. Baird, Davie, Guffey and Roy, Dr. Mollner, Ms. Morris and Ms. Tennant did not receive compensation for the fiscal year ended September 30, 2005 because they first became Board members on December 2, 2005.

INVESTMENT ADVISOR AND SUBADVISORS

The Funds' Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group Ltd., which is a subsidiary of UNIFI Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Funds, the Advisor provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of the Board of Directors. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates. The Funds pay all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Funds, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the prospectus fee table footnotes, the Funds have an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Funds' uninvested cash balances. These credits are used to reduce Fund expenses. In those Funds where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater balances at the custodian, since it receives the benefit of any expense offset credit. The Board of Directors periodically reviews and evaluates the expense offset arrangement.

Under the Investment Advisory Agreement, for its services, the Advisor receives an annual fee, payable monthly, of 0.25% of Large Cap Growth's average daily net assets; 0.75% of Small Cap Value's average daily net assets; and 0.65% of Mid Cap Value's average daily net assets. The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of the Fund, except as noted in the Fund's prospectus. Advisory fees are allocated among classes as a Fund-level expense based on net assets.

The following chart shows the Investment Advisory fees paid to the Advisor by the Funds for the past three fiscal years.

	2003	2004	2005
Large Cap Growth	$52,387	$163,880	$809,353
Small Cap Value	N/A	N/A	$76,437
Mid Cap Value	N/A	N/A	$69,244

Subadvisors

Bridgeway Capital Management, Inc. ("BCM") is controlled by John Montgomery and his family. The Subadvisor receives a subadvisory fee, paid by Large Cap Growth. The Investment Subadvisory Agreement between BCM and the Fund provides that the BCM is entitled to a base annual fee ("Base Fee"), payable monthly, of 0.45% of the Fund's average daily net assets. BCM may earn (or have its base fee reduced by) a performance fee adjustment ("Performance Fee"), which shall vary with the Fund's performance over a "performance period" as compared to a "benchmark index" and will range from a minimum of -0.25% to a maximum of +0.25% based on the extent to which performance exceeds or trails the S&P 500 Index.

The performance rate adjustment is 5.00% times the difference between the performance of the Fund and that of the benchmark index, except that there is no performance adjustment if the difference between the Fund performance and the benchmark index performance is less than or equal to 2%. The performance period is the most recent one-year period ending on the last day of the previous month that the New York Stock Exchange was open for trading. For example, assume the difference between the performance of the Fund and the benchmark index is a positive 3.00% for the rolling one-year period. The performance fee factor is then calculated by multiplying the 3.00% times a performance rate adjustment of 5.00%, resulting in a positive performance factor of 0.15% or 15 basis points. The 15 basis points is then multiplied by the rolling one-year average net assets, divided by the days in the current fiscal year and multiplied by the days in the current month. The Fund would have to outperform the benchmark index by 5.00% in order to reach the maximum performance fee adjustment. For purposes of calculating the base fee, net assets are averaged over the most recent month of the rolling one-year period. The Fund will not incur a performance fee adjustment when the 12-month return of the Fund is within an absolute 2% of the benchmark (i.e. if the S&P 500 returns 10%, the Fund's management fee will not be adjusted if the Fund's return is between 8% to 12%). In developing this formula, the Advisor and Subadvisor and the Board of Directors determined that the returns within this range were judged to be more random and not a result of specific investment performance.

For purposes of calculating the performance fee, net assets are averaged over the rolling one-year performance period. Under this performance fee arrangement, if the Fund's returns exceed the S&P 500 Index, Bridgeway is entitled to receive a performance fee even if the Fund's returns are negative.

Channing Capital Management, LLC ("Channing") is controlled by Eric Taylor McKissack. Channing receives a fee, payable monthly by the Advisor, of 0.60% of Small Cap Value's first $10 million of average net assets it manages, 0.50% of the next $40 million of such assets, and 0.40% of any such assets over $50 million. It receives a fee, payable monthly by the Advisor, of 0.45% of Mid Cap Value's first $10 million of average net assets it manages, 0.35% of the next $40 million of such assets, and 0.25% of any such assets over $50 million.

Calvert Impact Fund, Inc. has received an exemptive order to permit it and the Advisor to enter into and materially amend the respective Investment Subadvisory Agreements for its Funds without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in the Investment Subadvisory Agreement, the affected Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Fund's Portfolio Managers, identified in the prospectus of the Fund, is provided below.

A. Other Accounts Managed by Portfolio Managers of the Funds

The following Portfolio Managers of the Funds are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below. This information includes accounts managed by any group which includes the identified Portfolio Manager. The "Other Accounts" category includes accounts managed in the Portfolio Manager's personal as well as professional capacities.

LARGE CAP GROWTH

Bridgeway:

John Montgomery
Accounts Managed other than Calvert Large Cap Growth as of September 30, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	11	0	26
Total Assets in Other Accounts Managed	$1.9 billion	$0	$137.5 million
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	7	0	23
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$1.01 billion	$0	$126.49 million

CALVERT SMALL CAP VALUE

Channing:

Eric T. McKissack, CFA and Wendell E. Mackey, CFA
Accounts Managed other than Calvert Small Cap Value as of September 30, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	0	23
Total Assets in Other Accounts Managed	$121.2 million	$0	$347.3 million
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$13.1 million

CALVERT MID CAP VALUE

Channing:

Eric T. McKissack, CFA and Wendell E. Mackey, CFA
Accounts Managed other than Calvert Mid Cap Value as of September 30, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	0	23
Total Assets in Other Accounts Managed	$121 million	$0	$347.3 million
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$13.1 million

B. Potential Conflicts of Interest in Managing a Fund and Other Accounts

The following describes material conflicts of interest as of September 30, 2005 which may potentially arise in connection with the management of a Fund's investments by a Portfolio Manager and that individual's simultaneous management of the investments of any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Funds" above.

CALVERT LARGE CAP GROWTH

Bridgeway:

John Montgomery

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a portfolio manager who manages multiple funds and/or other accounts:

    The management of multiple funds and/or other accounts may result in a portfolio manager devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The Subadvisor believes this problem may be significantly mitigated by its use of quantitative models, which drive stock picking decisions of its actively managed funds.

    If a portfolio manager identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. Accordingly, the Subadvisor has developed guidelines to address the priority order in allocating investment opportunities.

    At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other funds or accounts.

    With respect to securities transactions for Calvert Large Cap Growth, the Subadvisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. The Subadvisor may place separate, non-simultaneous, transactions for the Fund and another mutual fund or account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other mutual fund or account. The Subadvisor seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

    With respect to securities transactions for the Fund, the Subadvisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Subadvisor may be limited by the client with respect to the selection of brokers. In these cases, the Subadvisor or its affiliates may place separate, non-simultaneous, transactions for the Fund and another mutual fund or account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other mutual fund or account.

    The appearance of a conflict of interest may arise where the Subadvisor has an incentive, such as a performance based management fee (similar to that charged Calvert Large Cap Growth) or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Subadvisor has adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

CALVERT SMALL CAP VALUE and CALVERT MID CAP VALUE

Channing:

Eric T. McKissack, CFA and Wendell E. Mackey, CFA

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. Channing has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within Channing are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, Channing utilizes a system (pro rata) for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the Fund and such other accounts. Channing believes several factors limit the presence of conflicts between the Fund and other similar stock accounts managed by the portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the Fund and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by Channing's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist where similar accounts are traded in a common trading environment. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by Channing's portfolio managers and its investment team to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

C. Compensation of Portfolio Managers of the Funds

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Fund, the Advisor or Subadvisor (if any) of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Funds" above.

CALVERT LARGE CAP GROWTH

Bridgeway:

John Montgomery
Compensation with Respect to Management of Calvert Large Cap Growth and Other Accounts as of September 30, 2005
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Bridgeway

A function of industry salary rates and individual performance as measured against yearly goals. These goals typically include measures for integrity, communications (internal and external), teamwork, leadership and investment performance of their respective funds.

Bonus	Bridgeway

The bonus portion of compensation also is a function of industry salary rates as well as the overall profitability of the Sub-Adviser relative to peer companies. The Sub-Adviser's profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed mutual funds have performance based fees relative to stock market benchmarks, c) operating costs of the Sub-Adviser and d) because the Sub-Adviser is an S-corporation, the amount of distributions to be made by the Sub-Adviser to its shareholders at least sufficient to satisfy the payment of taxes due on the Sub-Adviser's income that is taxed to its shareholders under Subchapter S of the Internal Revenue Code.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	Bridgeway

All investment management team members participate in long-term incentive programs including a Simplified Employee Pension Individual Retirement Account (SEP IRA). Investment team members also participate in an Employee Stock Ownership Program and Phantom Stock Program.

CALVERT SMALL CAP VALUE and CALVERT MID CAP VALUE

The following compensation information is identical with respect to Calvert Small Cap Value and Calvert Mid Cap Value, as well as the respective Other Accounts listed above in relation to these Funds and managed by each of the identified Portfolio Managers.

Channing:

Eric T. McKissack, CFA and Wendell E. Mackey, CFA
Compensation with Respect to Management of Calvert Small Cap Value, Calvert Mid Cap Value and Other Accounts as of September 30, 2005
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Channing Capital Management, LLC	Employees of the firm, including Mr. McKissack, receive a guaranteed (fixed) payment.
Bonus	Channing Capital Management, LLC	In addition to salary, a bonus program is offered to all professionals at year-end that is based upon individual merit and firm performance.
Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	Channing Capital Management, LLC	Both are Founding Principals of the firm and are eligible to receive a percentage of the firm's profits proportional to their respective ownership percentage.

D. Securities Ownership of Portfolio Managers of the Funds

With respect to each Portfolio Manager identified in the prospectus, the following information sets forth the Portfolio Manager's beneficial ownership of securities as of September 30, 2005 in the Fund(s) managed by that individual. The securities were valued as of September 30, 2005. (Specified ranges: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Fund	Firm	Name of Portfolio Manager	Fund Ownership

Calvert Large Cap Growth	Bridgeway	John Montgomery	$100,001-$500,000
Calvert Small Cap Value	Channing	Eric T. McKissack, CFA	$10,001-$50,000
		Wendell E. Mackey, CFA	None
Calvert Mid Cap Value	Channing	Eric Taylor McKissack, CFA	$10,001-$50,000
		Wendell E. Mackey, CFA	None

ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by each Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:

	Class A, B, and C	Class I
Large Cap Growth	0.20%	0.10%
Small Cap Value	0.25%	0.10%
Mid Cap Value	0.25%	0.10%

The following chart shows the administrative fees paid to CASC by the Funds for the past three fiscal years:

	2003	2004	2005
Large Cap Growth	$38,145	$126,323	$584,530
Small Cap Value	N/A	N/A	$24,882
Mid Cap Value	N/A	N/A	$26,549

Administrative services fees are allocated as a class-level expense based on net assets.

METHOD OF DISTRIBUTION

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Funds. CDI is an affiliate of each Fund's Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted Distribution Plans (the "Plans"), which permit the Funds to pay certain expenses associated with the distribution and servicing of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.25% of Large Cap Growth's Class A average daily net assets and 0.35% of the respective Class A average daily net assets of Small Cap Value and Mid Cap Value. Expenses under the Funds' Class B and Class C Plans may not exceed, on an annual basis, 1.00% of each Fund's Class B and Class C average daily net assets, respectively. Class I has no Plan. Class A Plans reimburse CDI only for expenses it incurs, while the Class B and C Plans compensate CDI at a set rate regardless of CDI's expenses. Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons, and, for Class B, interest and finance charges.

Each Fund's Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Funds is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

The Plans may be terminated by vote of a majority of the disinterested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of each Fund. If the Funds should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to a Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the disinterested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by: (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.

As noted above, distribution and shareholding servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by a Fund as part of the annual operating expenses). In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds. The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees. In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program. This list may be changed from time to time. As of December 31, 2005, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Merrill Lynch, Thrivent Financial for Lutherans, Raymond James, AIC, Washington Mutual, CUSO, US Bancorp, Marshall & Isley, SunGard Institutional Brokerage Inc., LPL Financial Services, Wachovia Securities, Citigroup Global Markets (Smith Barney), UBS Financial Services, Morgan Stanley, Charles Schwab & Co., Inc., National Financial Services, LLC and Fidelity Brokerage Services, LLC. Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers. Neither the Advisor nor any Subadvisor uses Fund brokerage to compensate broker/dealers for the sale of Fund shares.

The Funds have entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of the Funds' securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Funds based on the average daily net assets of each Fund's respective classes. These fees are paid pursuant to the Funds' Plan.

Total Plan Expenses paid to CDI by the Funds for the fiscal year ended September 30, 2005 were:

	Class A	Class B	Class C
Large Cap Growth	$538,980	$212,148	$239,820
Small Cap Value	$24,366	N/A	$471
Mid Cap Value	$26,235	N/A	$1,036

For the fiscal year ended September 30, 2005, the Funds' Plan expenses for Classes A, B and C were spent for the following purposes:
Large Cap Growth	Class A	Class B	Class C
Compensation to broker/dealers	$536,707	$46,602	$75,416
Compensation to sales personnel	$2,273	$0	$0
Advertising	$0	$0	$0
Printing and mailing of prospectuses
to other than current shareholders	$0	$0	$0
Compensation to underwriters	$0	$165,546	$164,404
Other	$0	$0	$0

Small Cap Value	Class A	Class B	Class C
Compensation to broker/dealers	$24,366	N/A	$161
Compensation to sales personnel	$0	N/A	$0
Advertising	$0	N/A	$0
Printing and mailing of prospectuses
to other than current shareholders	$0	N/A	$0
Compensation to underwriters	$0	N/A	$310
Other	$0	N/A	$0

Mid Cap Value	Class A	Class B	Class C
Compensation to broker/dealers	$26,235	N/A	$200
Compensation to sales personnel	$0	N/A	$0
Advertising	$0	N/A	$0
Printing and mailing of prospectuses
to other than current shareholders	$0	N/A	$0
Compensation to underwriters	$0	N/A	$836
Other	$0	N/A	$0

Class A shares of each Fund are offered at net asset value plus a front-end sales charge as follows:
Amount of	As a % of	As a % of	Allowed to
Investment	Offering	net amount	Brokers as a % of
	Price	Invested	offering price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers) for the last three fiscal years were:
Fiscal Year	2003		2004		2005
Class A	Gross	Net	Gross	Net	Gross	Net
Large Cap Growth	$55,766	$24,340	$297,782	$145,772	$647,108	$329,977
Small Cap Value	N/A	N/A	N/A	N/A	$56,816	$21,727
Mid Cap Value	N/A	N/A	N/A	N/A	$93,731	$39,132

Class B	2003		2004		2005
Large Cap Growth	$0		$0		$0
Small Cap Value	N/A		N/A		N/A
Mid Cap Value	N/A		N/A		N/A

Class C
Large Cap Growth	$807		$3,376		$7,558
Small Cap Value	N/A		N/A		$0
Mid Cap Value	N/A		N/A		$15

Fund Directors and certain other affiliated persons of the Funds are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Funds. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See the prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N. A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Funds to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, BFDS and CSSI receive a fee based on the number of shareholder accounts and transactions. CSSI may contract with subagents, at the Funds' expense, to provide recordkeeping and sub-accounting services to the Funds. The following chart shows the shareholder servicing fees paid to CSSI by the Funds for the past three fiscal years:

	2003	2004	2005
Large Cap Growth	$ 25,817	$63,444	$170,064
Small Cap Value	N/A	N/A	$8,452
Mid Cap Value	N/A	N/A	$15,460

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Funds' Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Board of Directors.

Broker/dealers who execute portfolio transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's/Subadvisor's obligation to seek best execution. The Funds have adopted a policy that prohibits the Advisor and their respective Subadvisors from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

For the last three fiscal years, total brokerage commissions paid were as follows:

	2003	2004	2005
Large Cap Growth	$17,054	$ 41,791	$138,501
Small Cap Value	N/A	N/A	$44,593
Mid Cap Value	N/A	N/A	$30,074

Large Cap Growth has experienced an increase in brokerage commissions paid due to increased trading volume associated with the growth of Fund assets.

None of the Funds paid any brokerage commissions to affiliated persons during any of the last three fiscal years (as applicable).

The Funds' Advisor and Subadvisors select brokers on the basis of best execution. In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Funds. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Advisor or Subadvisors, the Funds or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Funds as well as other Calvert funds and managed accounts.

For the fiscal year ended September 30, 2005, the Advisor and/or Subadvisors did not allocate brokerage commissions for soft dollar research services for any of the Funds.

The portfolio turnover rates for the last two fiscal years were as follows:

	2004	2005
Large Cap Growth	56%	61%
Small Cap Value	N/A	39%
Mid Cap Value	N/A	55%

PORTFOLIO HOLDINGS DISCLOSURE

The Funds have adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Fund's portfolio holdings.

Publicly Available Portfolio Holdings

Information regarding a Fund's portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be a Fund's complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the Commission on Form N-CSR, or a partial listing, such as an equity Fund's top ten portfolio holdings disclosed in the Fund's monthly profiles and posted on the Calvert website approximately 15 days after month-end. From time to time, a Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Funds' Disclosure Policy, as described generally below, allows the disclosure of a Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from the Administrator may provide a Fund's non-public portfolio holdings to a recognized rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Funds and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Group, Ltd. (or his designee) ("Authorized Individual"); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual should give consideration to the recipient's need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither a Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to periodic review by the Fund's Board of Directors. The Fund's Board of Directors shall also receive periodic reports on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities with which there is an ongoing arrangement to make available non-public information about a Fund's portfolio securities (on a quarterly basis, but no more frequently than monthly, with a 15 day lag): (1) ratings and ranking agencies, such as Morningstar and Lipper; (2) institutional investment consultants (organizations which utilize Fund holdings data and characteristics to screen investment firms for their institutional clients); (3) institutional investors and/or clients, where such information is requested as part of the client's due diligence review of the investment firm; and (4) the Fund's service providers, such as the Advisor and Subadvisor (if any), auditors, custodians, counsel to the Fund or the non-interested Trustees/Directors, pricing services and proxy voting services. In all such cases, disclosure is made subject to a confidentiality agreement, which includes provisions preventing use of the information to trade.

PERSONAL SECURITIES TRANSACTIONS

The Funds, their Advisor and Subadvisors, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits each Fund's investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Proxy Voting Guidelines of the Calvert Funds. This document includes the policies and procedures that the Funds use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of a Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF DIRECTORS

Any shareholder who wishes to send a communication to the Board of Directors of a Calvert Fund should send the communication to the attention of the Fund's Secretary at the following address:

Calvert Funds
Attn: [Name of Fund] Secretary
4550 Montgomery Avenue
Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates. After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Directors.

In its function as a nominating committee, the disinterested Directors will consider any candidates for vacancies on the Board from any shareholder of a Fund who has held his or her shares for at least five years. Shareholders of a Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Director. A shareholder wishing to recommend to the disinterested Directors of a Fund a candidate for election as a Director may request the Fund's Policy for the Consideration of Director Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Fund's Board of Directors, then the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund's Secretary at the address above. Communications to individual Directors or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Director or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIANS

KPMG LLP served as the independent registered public accounting firm for Large Cap Growth for fiscal years 2002 through 2005 and served in that capacity for Small Cap Value and Mid Cap Value in fiscal year 2005. For fiscal years prior to 2002, Large Cap Growth used other auditors. State Street Bank & Trust Company, N.A., serves as custodian of the Funds' investments. M&T Bank also serves as custodian of certain of the Funds' cash assets. The custodians have no part in deciding the Funds' investment policies or the choice of securities that are to be purchased or sold for the Funds.

GENERAL INFORMATION

Each Fund is a series of Calvert Impact Fund, Inc., an open-end management investment company organized as a Maryland corporation on August 10, 2000. Each Fund is diversified. Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Large Cap Growth offers four separate classes of shares: Class A, Class B, Class C and Class I; Small Cap Value and Mid Cap Value each offer three separate classes of shares: Class A, Class C and Class I (see the Funds' prospectuses for current availability of a particular class). Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 2005, to the Funds' knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Funds as shown:

Fund Name

Name and Address	% of Ownership

Large Cap Growth

Charles Schwab & Co. Inc.	35.09% of Class A
Reinvest Account
San Francisco, CA

MLPF&S for the Sole Benefit of Its Customers	5.99% of Class B
Jacksonville, FL

MLPF&S for the Sole Benefit of Its Customers	21.44% of Class C
Jacksonville, FL

Charles Schwab & Co. Inc.	28.77% of Class I
Reinvest Account
San Francisco, CA

National Financial Ser. Corp.	20.14% of Class I
For the Excel. Ben. of our Customers
New York, NY

Reliance Trust Co. Cust.	19.17% of Class I
FBO Lifestyle 12
Atlanta, GA

Prudential Investment Management Service	7.82% of Class I
FBO Mutual Fund Clients
Newark, NJ

Small Cap Value

Charles Schwab & Co., Inc.	33.57% of Class A
Reinvest Account
San Francisco, CA

MG Trust Company Cust. FBO	15.38% of Class C
Franciscan Friars of CA. 401 (k) Plan
Denver, CO

Pershing, LLC	11.24% of Class C
Jersey City, NJ

Pershing, LLC	9.38% of Class C
Jersey City, NJ

Pershing, LLC	7.02% of Class C
Jersey City, NJ

Pershing, LLC	5.35% of Class C
Jersey City, NJ

Dennis Kessler TTEE	46.15% of Class I
DAW Family Trust for Mindy
UA DTD 09/30/1985
San Anselmo, CA

National Investor Services FBO	23.98% of Class I
[Account X]
New York, NY

Calvert Distributors, Inc.	15.19% of Class I
Aggressive Allocation Fund
Bethesda, MD

Calvert Distributors, Inc.	14.68% of Class I
Moderate Allocation Fund
Bethesda, MD

Mid Cap Value

Charles Schwab & Co., Inc.	20.81% of Class A
Reinvest Account
San Francisco, CA

NFS, LLC. FEBO	8.20% of Class C
Atthowe Transportation Co. Inc.
Oakland, CA

FBO Jon Huisken	6.28% of Class C
TSA Plan AFSB Custodian
Jenison, MI

Pershing, LLC	5.69% of Class C
Jersey City, NJ

Calvert Distributors, Inc.	57.71% of Class I
Moderate Allocation Fund
Bethesda, MD

Calvert Distributors, Inc.	25.99% of Class I
Aggressive Allocation Fund
Bethesda, MD

Calvert Distributors, Inc.	16.30% of Class I
Conservative Allocation Fund
Bethesda, MD

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICING AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

CUSTODIAN (cash assets)
M&T Bank
25 South Charles Street
Baltimore, Maryland 21203

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES
FOR
CALVERT FAMILY OF FUNDS

Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

These Proxy Voting Guidelines ("the Guidelines") reflect Calvert's view that our fiduciary obligations to our shareholders include an obligation to vote their proxies in a manner consistent with (1) good corporate governance, and (2) corporate social responsibility. The attributes of well-governed, socially responsible companies that these proxy-voting guidelines seek to promote are:

  Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other social variables. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.
  Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.
  Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines"). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.

When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.

When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Proxy Voting Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and will, after August 31, 2004, also be available on the Securities and Exchange Commission's website at www.sec.gov.

I. CORPORATE GOVERNANCE

A. Board and Governance Issues

  Board of Directors

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

A significant difference between governance structures among different countries involves board structure. There are some countries-- for example, Germany, Austria, and the Netherlands--that use a two-tiered board structure. Companies in these countries have supervisory boards and management boards. Supervisory boards are made up of non-executives and management boards are comprised of executives.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography. Calvert's goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders. Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race. Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of it various committees, and the performance of individual board members in governing the corporation.

The Fund advisor will oppose slates of directors without at least a majority of independent directors.

The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the advisor conclude that the presence of women and people of color on the board constitutes mere token representation.

The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

The Fund advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

The Fund advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

The Fund advisor will support proposals calling for a systematic and transparent board election and nominating regime.

  Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners. A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

  Increase Authorized Common Stock

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

  Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

  Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

The Fund advisor will ordinarily oppose supermajority vote requirements.

  Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

The Fund advisor will ordinarily oppose proposals to limit or eliminate the right of shareowners to act by written consent.

  Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings, as such restrictions limit the right of shareowners to participate in governance.

  Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards. In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

  Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

  Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

  Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation. This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

  Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

Accordingly, the Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

  Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements, or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

The Fund advisor will oppose excessive awards of stock or stock options to directors.

  Selection of Auditor and Audit Committee Chair

Annual election of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants. Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings). A number of countries now call for disclosure of payments for non-audit services. Others have established limits on the percentage of non-audit income that auditors can earn from one client. Some regulations go so far as to ban non-audit work for auditors.

The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees, or in any other case where the advisor determines that the independence of the auditor may be compromised.

The Fund Advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries including Spain, Italy and Japan, companies routinely appoint internal statutory auditors.

The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

The Fund advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees, or in any other case where the advisor determines that the independence of the auditor may be compromised.

The Fund advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

  Transparency and Disclosure

International corporate governance is changing rapidly and there has been a wave of development of governance codes around the world in response to crises such as the Asian financial crash in the late 1990s and the United States accounting scandal. In fact there are approximately forty different codes in the EU member countries alone. However, the common thread throughout all of these codes is that shareowners want their companies to be transparent.

The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

The Fund advisor will ordinarily support proposals calling for disclosure of corporate governance codes and structures.

The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.

The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

  Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

  Expensing of Stock Options

The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years. The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options. Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options. It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.

The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

B. Executive and Employee Compensation

In 1980, CEO compensation was 42 times greater than the average worker; by 2000, CEOs were paid 600 times more than their average employees. According to the AFL-CIO, if the rate of growth of executive compensation were to continue, the average CEO's salary would equal that of about 150,000 American factory workers in the year 2050. "The size of CEO compensation is simply out of hand." Business Week, 04/22/02.

The problem is not limited to CEOs. Excessive executive compensation has become a widespread problem throughout American industry. In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain. The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans. Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

  Disclosure of CEO, Executive, Board and Management Compensation

The Fund advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

  Compensation for CEO, Executive, Board and Management

The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

  Formation and Independence of Compensation Review Committee

The Fund advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

  Stock Options for Board and Executives

During the 1990s, the use of stock options in executive compensation soared. While the stock market was gaining, few investors complained. Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes. Many investors began to question whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests. Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value. Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.

The Fund advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.

The Fund advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.

The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing must be submitted for shareholder approval.

The Fund advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.

The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

  Employee Stock Ownership Plan (ESOPs)

The Fund advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

  Pay Equity

The Fund advisor will support proposals requesting that management provide a pay equity report.

  Ratio Between CEO and Worker Pay

The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum ratio between CEO and employee compensation and/or a cap on CEO compensation.

  Executive Compensation Tie to Non-Financial Performance

The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

  Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right. At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management. On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

  Golden Parachutes

Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

The Fund advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.

The Fund advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

The Fund adviser will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C. Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

  Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

The Fund advisor will support proposals that consider non-financial impacts of mergers.

The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.

The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

  Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

The Fund advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

  Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares. This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowner.

The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

  Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

  CORPORATE SOCIAL RESPONSIBILITY

A. Sustainability Reporting

The global economy of the 21st century must find ways to fashion a new model of wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and organizational strategy. Corporations are being asked to play a larger role in addressing economic, environmental and social issues, and are subject to rising expectations. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B. Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.

The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.
  CERES Principles and Sustainability Reporting

The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.

The Fund advisor will support proposals requesting that a company become a signatory to the CERES Principles.

  Climate Change/Global Warming

The current worldwide scientific consensus, according to the Intergovernmental Panel on Climate Change (IPCC), is that the earth's temperature is warming; that most of the warming observed over the last 50 years is likely the result of human activities that emit greenhouse gases into the atmosphere, particularly carbon dioxide (CO2); and that the earth's temperature will rise between 2.5 and 10.5 degrees Fahrenheit over the next century unless there is a dramatic (60 to 80 percent) reduction in CO2 emissions. Failure to address this developing ecological catastrophe will likely mean rising sea levels, melting polar ice caps, coastal erosion, increasingly dramatic storms, floods and other natural disasters, as well as accelerating species losses and habitat extinctions.

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as well, as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contributes to climate change. Initiatives have included proposals requesting companies to disclose information about their impact on climate change, to set targets for reduction in greenhouse gas emissions, to increase energy efficiency, and to substitute some forms of renewable energy resources for fossil fuels.

The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.
  Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities, or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C. Workplace Issues

  Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to organize and bargain collectively.

The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

  Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

  Diversity and Equal Employment Opportunity

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay and lesbian employees.

The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation.

The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

  Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D. Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

The Fund advisor will review on a case-by-case basis proposals requesting that companies report on the impacts of their products on society, and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

  Animal Welfare

Shareowner resolutions are sometimes filed with firms who engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

  Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry. .

E. International Operations and Human Rights

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within them. For example, shareowners have in the past asked companies to commit themselves to uphold the South African Council of Churches Code of Conduct for corporations doing business in South Africa; or to report on or comply with the MacBride Principles aimed at eliminating religious discrimination in Northern Ireland. In other cases, resolutions have requested that companies report on operations, or cease operations, in particular nations with repressive regimes or a history of human rights and labor abuses, such as Tibet, China, Indonesia, Nigeria, or Burma. In some cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

The Fund advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations in countries with repressive regimes.

The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

  Unauthorized Images

Some domestic corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use Native American symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

    Bank Lending in Developing Countries

Shareowner resolutions are sometimes filed calling on banks and other international lending institutions to adopt lending policies that provide social, economic and environmental benefits to developing nations. In some cases, developing nations are not in a position to repay these loans, owing to economic or fiscal crises. As creditors, the banks have often insisted on belt-tightening and other restructuring measures that can result in high inflation, rising unemployment and social instability. Some advocates have argued for the forgiveness of such loans in order to promote social and economic gains for millions of citizens in developing nations. Forgiveness, however, may also result in unacceptable loss to lending institutions and their shareowners. Proposals calling for debt forgiveness to developing countries may have some merit, if there is a reasonable prospect that, with forgiveness, the countries can rebuild economic security and fiscal control, and such forgiveness would not greatly impair the finances of the lending institutions.

The Fund advisor will examine and vote on a case-by-case basis proposals calling on banks to forgive loans made to developing countries.

  Mexican Maquiladora Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in maquiladora plants located in Mexico near the United States border, or companies that have moved operations to countries in the Caribbean or Central America under U.S. government-sponsored programs to promote trade and economic development in the hemisphere. Companies have located in this region to take advantage of lower labor costs and fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of the environmental integrity of communities.

The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in operations in maquiladoras or other Latin American or Caribbean operations.

The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in maquiladora or other offshore operations.

  Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

F. Indigenous Peoples' Rights

  Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments.

The Fund advisor will support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

G. Weapons Contracting

  Weapons/Military Conversion

Shareowner resolutions will sometimes be filed with companies with significant military contracts, asking them to report on future plans to diversify or convert to the production of civilian goods and services.

The Fund advisor will ordinarily support proposals calling for reports on the scale and character of military sales or conversion of military production or technology to civilian purposes.

H. Community

  Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.

The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

  Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

  Predatory Lending

Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans. These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

  Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

I. Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political contributions may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

The Fund advisor will ordinarily support resolutions asking companies to disclose political contributions made either directly or through political action committees.

The Fund advisor will ordinarily support resolutions asking companies to disclose the magnitude and character of public policy lobbying activities.

The Fund advisor will ordinarily support resolutions requesting that companies discontinue lobbying or political contributions that are inconsistent with shareholder or other stakeholder interests, including efforts to weaken policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

J. Other Issues

All social issues that are not covered in these guidelines are delegated to the Fund's advisor to vote in accordance with the Fund's specific social criteria. In addition to actions taken pursuant to the fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these guidelines as they arise.

III. CONFLICT OF INTEREST POLICYAll Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above.Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.
Revised September 2002.
Revised June 2003.
Revised August 2004.
Approved December 2004

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source: Standard & Poor's)

Bonds

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: These obligations are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations. Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation. Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D: An obligation rated D is in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2: These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3: These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1: This rating indicates a strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Long-Term Obligation Ratings (source: Moody's Investors Service)

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.


Part C. Other Information

Item 23. Exhibits

a Articles of Incorporation incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.

b By-laws incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.

c Instruments defining the security holder rights (not applicable).

d Investment Advisory Agreement with Calvert Asset Management incorporated by Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Investment Subadvisory Agreement (Bridgeway) incorporated by reference to Registrant's Post-Effective Amendment No. 4, February 26, 2001, accession number 0001121624-01-000027.

d1a Investment Sub-advisory Agreement (Channing Capital) filed herewith.

99d2 Investment Sub-advisory Supplemental Agreement with Bridgeway incorporated by reference to Registrant's Post-Effective Amendment No. 7, January 31, 2005, accession number 0001121624-05-000001

99d3 Addendum to Investment Advisory Agreement (expense limitations) with Calvert Asset Management incorporated by reference to Registrant's Post-Effective Amendment No. 7, January 31, 2005, accession number 0001121624-05-000001.

e Underwriting Agreement with Calvert Distributors, Inc. incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.

e1 Amended Schedules I, II, III to Underwriting Agreement filed herewith.

f Directors' Deferred Compensation Agreement incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.

g Custodial Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 4, February 26, 2001, accession number 0001121624-01-000027. Amended Schedule to Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012.

h Sub-Transfer Agency Agreement with National Financial Data Services incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Servicing Agreement with Calvert Shareholder Services incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Administrative Services Agreement with Calvert Administrative Services Company incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Amended Schedule to Shareholder Servicing Contract incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012. Amended Schedule to Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012.

h1 Amended Schedule A for the Administrative Services Agreement with CASC incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012.

99B10 Opinion and Consent of Counsel as to legality of shares being registered filed herewith.

99B11 Independent Auditor Consent filed herewith.

k Omitted financial statement re computation of ratios (not applicable).

l Letter regarding initial capital incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.

m Plan of distribution, Class A, B, and C incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Amended Schedule to Plan of Distribution filed herewith.

n 18f-3 Multiple Class Plan, Class A, B, C, and I, incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Amended Schedule to Multiple-Class Plan incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012.

99B17b Power of Attorney Forms filed herewith

p Code of Ethics for CAMCO incorporated by reference to registrant's Post-Effective Amendment No. 4, February 2, 2004, accession number 0001121624-04-000001.

99B18b Code of Ethics for Sub-Adviser (Bridgeway) incorporated by reference to Registrant's Post-Effective Amendment No. 3, January 30, 2003, accession number 0001121624-03-000001.

99B18c Code of Ethics for Sub-Adviser (Channing Capital) incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012.

Item 24. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 24. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 25.       Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $12 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser

Name	Name of Company, Principal Business and Address	Capacity
Barbara J. Krumsiek
	Calvert Variable Series, Inc.	Officer
	Calvert Municipal Fund, Inc.	and
	Calvert World Values Fund, Inc.	Director
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
	Government Income	and
	Calvert Tax-Free Reserves	Trustee
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
	Investment Advisor	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
	Holding Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
	Transfer Agent	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Ronald M. Wolfsheimer
	First Variable Rate Fund	Officer
for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

David R. Rochat
	First Variable Rate Fund	Officer
	for Government Income	and
	Calvert Tax-Free Reserves	Trustee
Calvert Cash Reserves
The Calvert Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Municipal Fund, Inc.	Officer
	Investment Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
	Investment Advisor	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Chelsea Securities, Inc.	Officer
	Securities Firm	and
	Post Office Box 93	Director
Chelsea, Vermont 05038

	Grady, Berwald & Co.	Officer
	Holding Company	and
	43A South Finley Avenue	Director
Basking Ridge, NJ 07920

Robert-John H. Sands
UNIFI Mutual
	Holding Company	Officer
Acacia Life Insurance
Acacia National Life
	Insurance	Officer and
	Insurance Company	Director
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Life Insurance	Officer
Insurance Company
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Financial Corporation	Officer and
	Holding Company	Director
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Federal Savings Bank	Officer
Savings Bank
7600-B Leesburg Pike
Falls Church, Virginia 22043

	Enterprise Resources, LLC	Director
Business Support Services
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Realty Square, LLC	Director
Realty Investments
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	The Advisors Group, Ltd.	Director
Broker-Dealer and
Investment Advisor
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Director
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Director
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management,
	Co., Inc.	Director
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Director
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

William M. Tartikoff
Acacia National Life
	Insurance	Officer
Insurance Company
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Administrative	Officer
Services Company
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co. Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Director
	Broker-Dealer	and Officer
4550 Montgomery Avenue
Bethesda, Maryland 20814

Susan Walker Bender
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Ivy Wafford Duke
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Lancelot King
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Jane Maxwell
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Augusto Macedo
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Catherine Roy
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Steve Falci
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Julie Gorte
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Mike Yuhas
	First Variable Rate Fund	Fund
	for Government Income	Controller
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Hui Ping Ho
	First Variable Rate Fund	Assistant
	for Government Income	Treasurer
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Daniel K. Hayes
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

John Nichols
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Gregory Habeeb
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Thomas Dailey
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

James O'Boyle
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Matt Nottingham
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Gary Miller
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Item 27. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

         (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) with Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Director
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial Officer	Treasurer
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Craig Cloyed	Director and President	None
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Geoffrey Ashton	Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Regional Vice President	None
Steve Himber	Regional Vice President	None
Tanya Williams	Regional Vice President	None
Ben Ogbogu	Regional Vice President	None
Christine Teske	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steven Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachel DeCosta-Martin	Regional Vice President	None
Susan Walker Bender	Assistant Secretary	Assistant Secretary
Ivy Wafford Duke	Assistant Secretary	Assistant Secretary
Lancelot King	Assistant Secretary	Assistant Secretary
Jane Maxwell	Assistant Secretary	Assistant Secretary and Assistant General Counsel
Augusto Macedo	Assistant Secretary	Assistant Secretary and Assistant General Counsel
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary
         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 30th day of January, 2006.

Calvert Impact Fund, Inc.

By:

___________**_________________

Barbara Krumsiek

President and Trustee/Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 30th day of January, 2006 by the following persons in the capacities indicated.

Signature	Title
__________**____________	TRUSTEE/DIRECTOR
D. WAYNE SILBY
__________**____________	TRUSTEE
JOHN G. GUFFEY, JR.
__________**____________ BARBARA J. KRUMSIEK	PRESIDENT AND TRUSTEE/DIRECTOR
__________**____________	PRINCIPAL ACCOUNTING OFFICER
RONALD M. WOLFSHEIMER
__________**____________	TRUSTEE/DIRECTOR
REBECCA L. ADAMSON
__________**____________	TRUSTEE/DIRECTOR
RICHARD L. BAIRD, JR .
__________**_____________	TRUSTEE/DIRECTOR
JOY V. JONES
__________**____________	TRUSTEE/DIRECTOR
TERRENCE J. MOLLNER
__________**____________	TRUSTEE/DIRECTOR
SYDNEY AMARA MORRIS
__________**____________	TRUSTEE/DIRECTOR
FREDERICK A. DAVIE, JR.
__________**____________	TRUSTEE/DIRECTOR
MILES DOUGLAS HARPER, III
__________**____________	TRUSTEE/DIRECTOR
RUSTUM ROY
__________**____________	TRUSTEE/DIRECTOR
TESSA TENNANT

**By: /s/ Ivy Wafford Duke
Ivy Wafford Duke

Executed by Ivy Wafford Duke, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney filed herewith.